UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
March 31, 2014

Core Equity Plus - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.1%
AEROSPACE AND DEFENSE — 6.4%
Boeing Co. (The)(1)	14,574	1,828,891
Esterline Technologies Corp.(2)	6,758	719,997
General Dynamics Corp.(1)	13,254	1,443,626
Honeywell International, Inc.(1)	16,729	1,551,782
L-3 Communications Holdings, Inc.	1,252	147,924
Lockheed Martin Corp.	5,939	969,482
Northrop Grumman Corp.(1)	11,191	1,380,746
Raytheon Co.(1)	15,337	1,515,142
		9,557,590
AIR FREIGHT AND LOGISTICS — 0.6%
United Parcel Service, Inc., Class B	9,613	936,114
AIRLINES — 2.1%
Delta Air Lines, Inc.(1)	31,925	1,106,201
JetBlue Airways Corp.(2)	128,540	1,117,013
Southwest Airlines Co.	37,536	886,225
		3,109,439
AUTO COMPONENTS — 2.9%
Delphi Automotive plc	1,118	75,868
Gentex Corp.(1)	38,185	1,203,973
Johnson Controls, Inc.(1)	26,728	1,264,769
Magna International, Inc.	11,256	1,084,065
Tenneco, Inc.(2)	11,247	653,113
		4,281,788
BANKS — 3.8%
Bank of America Corp.(1)	69,487	1,195,176
Citigroup, Inc.(1)	48,817	2,323,689
JPMorgan Chase & Co.(1)	20,824	1,264,225
Wells Fargo & Co.(1)	17,829	886,815
		5,669,905
BEVERAGES — 0.3%
Coca-Cola Co. (The)(1)	4,501	174,009
PepsiCo, Inc.(1)	3,543	295,840
		469,849
BIOTECHNOLOGY — 2.9%
Alexion Pharmaceuticals, Inc.(2)	559	85,041
Amgen, Inc.(1)	9,486	1,170,003
Biogen Idec, Inc.(1)(2)	3,253	994,995
Celgene Corp.(1)(2)	5,414	755,794
Gilead Sciences, Inc.(1)(2)	9,310	659,707
Myriad Genetics, Inc.(2)	9,563	326,959

United Therapeutics Corp.(1)(2)	3,590	337,568
		4,330,067
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.(2)	3,825	765,191
Financial Engines, Inc.	17,184	872,604
Franklin Resources, Inc.(1)	22,331	1,209,894
Janus Capital Group, Inc.	29,190	317,295
SEI Investments Co.(1)	22,576	758,779
		3,923,763
CHEMICALS — 5.4%
Ashland, Inc.	3,206	318,933
Dow Chemical Co. (The)(1)	35,622	1,730,873
Eastman Chemical Co.	10,287	886,842
Olin Corp.	28,945	799,172
PPG Industries, Inc.	7,561	1,462,751
Scotts Miracle-Gro Co. (The), Class A	17,350	1,063,208
Sigma-Aldrich Corp.(1)	12,964	1,210,578
W.R. Grace & Co.(2)	6,131	608,011
		8,080,368
COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Deluxe Corp.(1)	17,495	917,963
RR Donnelley & Sons Co.(1)	61,155	1,094,674
		2,012,637
COMMUNICATIONS EQUIPMENT — 4.1%
Brocade Communications Systems, Inc.(1)(2)	119,948	1,272,648
Ciena Corp.(2)	14,793	336,393
Cisco Systems, Inc.(1)	96,243	2,156,806
QUALCOMM, Inc.(1)	29,200	2,302,712
		6,068,559
CONSTRUCTION AND ENGINEERING — 0.8%
AECOM Technology Corp.(1)(2)	35,122	1,129,875
CONSUMER FINANCE — 2.1%
Cash America International, Inc.(1)	28,452	1,101,661
Credit Acceptance Corp.(2)	8,117	1,153,832
Portfolio Recovery Associates, Inc.(1)(2)	14,629	846,434
		3,101,927
CONTAINERS AND PACKAGING — 2.7%
Avery Dennison Corp.	15,357	778,139
Owens-Illinois, Inc.(1)(2)	7,213	244,016
Packaging Corp. of America(1)	9,348	657,819
Sealed Air Corp.(1)	36,062	1,185,358
Silgan Holdings, Inc.(1)	4,603	227,940
Sonoco Products Co.(1)	22,534	924,345
		4,017,617
DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc., Class A(2)	4,563	156,237

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Berkshire Hathaway, Inc., Class B(1)(2)	6,295	786,686
Moody's Corp.(1)	1,411	111,921
MSCI, Inc., Class A(1)(2)	10,558	454,205
		1,352,812
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.(1)	79,448	2,786,241
Verizon Communications, Inc.(1)	59,668	2,838,407
		5,624,648
ELECTRICAL EQUIPMENT — 1.9%
Emerson Electric Co.(1)	21,673	1,447,756
Rockwell Automation, Inc.(1)	11,485	1,430,457
		2,878,213
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
TE Connectivity Ltd.(1)	12,982	781,646
ENERGY EQUIPMENT AND SERVICES — 3.2%
Baker Hughes, Inc.(1)	23,792	1,546,956
Nabors Industries Ltd.(1)	46,451	1,145,017
RPC, Inc.(1)	68,633	1,401,486
Schlumberger Ltd.	7,045	686,887
		4,780,346
FOOD AND STAPLES RETAILING — 1.3%
Rite Aid Corp.(1)(2)	161,552	1,012,931
Walgreen Co.(1)	14,628	965,887
		1,978,818
FOOD PRODUCTS — 4.0%
Archer-Daniels-Midland Co.(1)	32,450	1,408,005
Kellogg Co.(1)	19,883	1,246,863
Keurig Green Mountain, Inc.	8,906	940,385
Pilgrim's Pride Corp.(1)(2)	55,950	1,170,474
Tyson Foods, Inc., Class A(1)	28,236	1,242,666
		6,008,393
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.6%
Align Technology, Inc.(2)	6,300	326,277
Becton Dickinson and Co.	2,952	345,620
Boston Scientific Corp.(1)(2)	76,314	1,031,765
C.R. Bard, Inc.	5,083	752,182
Hill-Rom Holdings, Inc.	18,747	722,510
Medtronic, Inc.(1)	27,558	1,695,919
St. Jude Medical, Inc.(1)	19,951	1,304,596
Stryker Corp.(1)	7,670	624,875
		6,803,744
HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Express Scripts Holding Co.(1)(2)	10,954	822,536
HOTELS, RESTAURANTS AND LEISURE — 1.3%
Bally Technologies, Inc.(1)(2)	16,810	1,113,999
International Game Technology(1)	55,431	779,360
		1,893,359

HOUSEHOLD DURABLES — 2.2%
Newell Rubbermaid, Inc.(1)	37,158	1,111,024
PulteGroup, Inc.(1)	52,847	1,014,134
Whirlpool Corp.	7,500	1,120,950
		3,246,108
HOUSEHOLD PRODUCTS — 2.2%
Energizer Holdings, Inc.(1)	10,654	1,073,284
Kimberly-Clark Corp.(1)	13,423	1,479,885
Procter & Gamble Co. (The)(1)	8,993	724,836
		3,278,005
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp. (The)(1)	83,579	1,193,508
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	2,637	357,735
Danaher Corp.(1)	20,032	1,502,400
General Electric Co.(1)	40,621	1,051,678
		2,911,813
INSURANCE — 5.3%
Aflac, Inc.(1)	17,782	1,120,977
Allstate Corp. (The)	1,829	103,485
American International Group, Inc.(1)	34,776	1,739,148
Amtrust Financial Services, Inc.(1)	25,911	974,513
Aspen Insurance Holdings Ltd.(1)	27,956	1,109,853
First American Financial Corp.(1)	29,170	774,463
Hanover Insurance Group, Inc. (The)	4,639	285,020
Old Republic International Corp.(1)	40,925	671,170
RenaissanceRe Holdings Ltd.(1)	11,201	1,093,218
		7,871,847
INTERNET AND CATALOG RETAIL — 1.8%
Expedia, Inc.(1)	9,777	708,832
HomeAway, Inc.(1)(2)	23,794	896,320
HSN, Inc.(1)	18,497	1,104,826
		2,709,978
INTERNET SOFTWARE AND SERVICES — 3.1%
eBay, Inc.(1)(2)	19,541	1,079,445
Google, Inc., Class A(1)(2)	3,171	3,534,111
		4,613,556
IT SERVICES — 2.3%
Accenture plc, Class A(1)	9,074	723,379
Amdocs Ltd.	2,654	123,305
Euronet Worldwide, Inc.(2)	12,626	525,115
International Business Machines Corp.(1)	10,755	2,070,230
		3,442,029
LEISURE PRODUCTS — 0.8%
Hasbro, Inc.(1)	21,518	1,196,831
MACHINERY — 4.3%
Actuant Corp., Class A(1)	22,498	768,307

AGCO Corp.	11,286	622,536
Caterpillar, Inc.(1)	16,770	1,666,435
Dover Corp.(1)	12,598	1,029,886
Oshkosh Corp.	6,084	358,165
Snap-On, Inc.(1)	10,234	1,161,354
Toro Co. (The)(1)	3,347	211,497
WABCO Holdings, Inc.(2)	5,266	555,879
		6,374,059
MARINE — 0.6%
Matson, Inc.(1)	34,842	860,249
MEDIA — 1.8%
Comcast Corp., Class A(1)	2,030	101,541
John Wiley & Sons, Inc., Class A	13,199	760,790
Regal Entertainment Group, Class A(1)	48,983	915,002
Starz - Liberty Capital(2)	27,114	875,240
Viacom, Inc., Class B	1,117	94,934
		2,747,507
METALS AND MINING — 0.4%
United States Steel Corp.	19,255	531,631
MULTI-UTILITIES — 0.8%
Wisconsin Energy Corp.(1)	25,432	1,183,860
MULTILINE RETAIL — 1.9%
Dillard's, Inc., Class A(1)	8,654	799,630
Macy's, Inc.	14,270	846,068
Target Corp.(1)	20,503	1,240,636
		2,886,334
OIL, GAS AND CONSUMABLE FUELS — 6.4%
Chesapeake Energy Corp.(1)	2,901	74,324
Chevron Corp.(1)	7,255	862,692
ConocoPhillips(1)	1,085	76,330
EOG Resources, Inc.	8,132	1,595,254
Exxon Mobil Corp.(1)	26,338	2,572,696
Gran Tierra Energy, Inc.(1)(2)	158,525	1,185,767
Marathon Petroleum Corp.(1)	17,089	1,487,427
Occidental Petroleum Corp.	3,577	340,852
Phillips 66(1)	1,475	113,663
Valero Energy Corp.	24,873	1,320,756
		9,629,761
PERSONAL PRODUCTS — 0.7%
Avon Products, Inc.(1)	50,305	736,465
Herbalife Ltd.	5,673	324,893
		1,061,358
PHARMACEUTICALS — 8.6%
AbbVie, Inc.(1)	35,231	1,810,873
Akorn, Inc.(2)	13,696	301,312
Eli Lilly & Co.(1)	28,514	1,678,334
Johnson & Johnson(1)	36,051	3,541,290

Merck & Co., Inc.(1)	45,150	2,563,165
Pfizer, Inc.(1)	91,063	2,924,944
Salix Pharmaceuticals Ltd.(2)	713	73,874
		12,893,792
PROFESSIONAL SERVICES — 1.4%
FTI Consulting, Inc.(1)(2)	28,057	935,421
Manpowergroup, Inc.(1)	14,411	1,136,019
		2,071,440
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)(2)	25,748	706,268
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Broadcom Corp., Class A(1)	41,150	1,295,402
First Solar, Inc.(2)	1,892	132,043
Intel Corp.(1)	87,367	2,254,942
KLA-Tencor Corp.(1)	11,101	767,523
Texas Instruments, Inc.	6,696	315,717
Xilinx, Inc.	7,308	396,605
		5,162,232
SOFTWARE — 5.5%
CA, Inc.	2,574	79,717
Mentor Graphics Corp.(1)	38,347	844,401
Microsoft Corp.(1)	74,298	3,045,475
Oracle Corp.(1)	59,724	2,443,309
Symantec Corp.(1)	39,983	798,460
Synopsys, Inc.(2)	24,497	940,930
		8,152,292
SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc.(1)	24,003	633,919
Buckle, Inc. (The)(1)	12,646	579,187
GameStop Corp., Class A(1)	23,679	973,207
Guess?, Inc.	16,846	464,950
Lowe's Cos., Inc.(1)	10,246	501,029
PetSmart, Inc.(1)	5,241	361,053
Staples, Inc.(1)	62,324	706,754
		4,220,099
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.1%
Apple, Inc.(1)	9,741	5,228,385
EMC Corp.(1)	61,476	1,685,057
Hewlett-Packard Co.(1)	53,005	1,715,242
NetApp, Inc.	2,940	108,486
Seagate Technology plc(1)	2,569	144,275
Western Digital Corp.	3,232	296,762
		9,178,207
TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Deckers Outdoor Corp.(2)	9,488	756,478
Hanesbrands, Inc.(1)	14,464	1,106,207

Iconix Brand Group, Inc.(1)(2)	9,351	367,214
		2,229,899
TOBACCO — 0.1%
Philip Morris International, Inc.(1)	925	75,730
TRADING COMPANIES AND DISTRIBUTORS — 0.7%
MRC Global, Inc.(1)(2)	30,824	831,015
WESCO International, Inc.(2)	2,100	174,762
		1,005,777
TOTAL COMMON STOCKS (Cost $157,230,651)		191,204,420
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $134,357), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $131,641)		131,641
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $118,172), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $115,844)		115,844
SSgA U.S. Government Money Market Fund	446,318	446,318
TOTAL TEMPORARY CASH INVESTMENTS (Cost $693,803)		693,803
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.6% (Cost $157,924,454)		191,898,223
COMMON STOCKS SOLD SHORT — (29.4)%
AEROSPACE AND DEFENSE — (1.2)%
DigitalGlobe, Inc.	(35,132)	(1,019,179)
TransDigm Group, Inc.	(2,726)	(504,855)
Triumph Group, Inc.	(3,065)	(197,938)
		(1,721,972)
AIR FREIGHT AND LOGISTICS — (0.6)%
CH Robinson Worldwide, Inc.	(2,818)	(147,635)
UTi Worldwide, Inc.	(76,469)	(809,807)
		(957,442)
BANKS — (0.1)%
Investors Bancorp, Inc.	(3,561)	(98,426)
BIOTECHNOLOGY — (0.2)%
Clovis Oncology, Inc.	(2,196)	(152,117)
Intercept Pharmaceuticals, Inc.	(273)	(90,033)
		(242,150)
BUILDING PRODUCTS — (0.6)%
Armstrong World Industries, Inc.	(16,744)	(891,618)
CHEMICALS — (1.8)%
Chemtura Corp.	(41,898)	(1,059,600)
Intrepid Potash, Inc.	(55,550)	(858,803)
Kronos Worldwide, Inc.	(47,861)	(798,322)
		(2,716,725)
COMMERCIAL SERVICES AND SUPPLIES — (2.0)%
Copart, Inc.	(25,895)	(942,319)
Interface, Inc.	(51,643)	(1,061,264)

Iron Mountain, Inc.	(35,687)	(983,890)
		(2,987,473)
COMMUNICATIONS EQUIPMENT — (0.4)%
ViaSat, Inc.	(9,229)	(637,170)
CONSTRUCTION AND ENGINEERING — (1.5)%
Chicago Bridge & Iron Co. NV	(5,740)	(500,241)
EMCOR Group, Inc.	(12,189)	(570,324)
Granite Construction, Inc.	(30,482)	(1,217,146)
		(2,287,711)
DIVERSIFIED FINANCIAL SERVICES — (0.4)%
IntercontinentalExchange Group, Inc.	(3,037)	(600,810)
ELECTRIC UTILITIES — (0.2)%
Pepco Holdings, Inc.	(13,752)	(281,641)
ELECTRICAL EQUIPMENT — (0.7)%
Franklin Electric Co., Inc.	(25,587)	(1,087,959)
ENERGY EQUIPMENT AND SERVICES — (1.2)%
Dresser-Rand Group, Inc.	(6,014)	(351,278)
Hornbeck Offshore Services, Inc.	(11,459)	(479,101)
McDermott International, Inc.	(124,799)	(975,928)
		(1,806,307)
FOOD AND STAPLES RETAILING — (0.2)%
United Natural Foods, Inc.	(3,860)	(273,751)
FOOD PRODUCTS — (0.1)%
Hain Celestial Group, Inc. (The)	(797)	(72,901)
Snyders-Lance, Inc.	(2,762)	(77,861)
		(150,762)
GAS UTILITIES — (0.2)%
South Jersey Industries, Inc.	(4,905)	(275,121)
HEALTH CARE PROVIDERS AND SERVICES — (0.8)%
Acadia Healthcare Co., Inc.	(3,614)	(163,064)
Air Methods Corp.	(14,751)	(788,146)
AmerisourceBergen Corp.	(2,750)	(180,372)
		(1,131,582)
HOTELS, RESTAURANTS AND LEISURE — (0.3)%
BJ's Restaurants, Inc.	(13,805)	(451,561)
HOUSEHOLD DURABLES — (3.7)%
DR Horton, Inc.	(27,576)	(597,020)
Lennar Corp., Class A	(28,214)	(1,117,839)
M.D.C. Holdings, Inc.	(14,877)	(420,722)
Ryland Group, Inc.	(6,530)	(260,743)
Standard Pacific Corp.	(126,562)	(1,051,730)
Tempur Sealy International, Inc.	(19,319)	(978,894)
Toll Brothers, Inc.	(30,368)	(1,090,211)
		(5,517,159)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — (0.7)%
NRG Energy, Inc.	(32,617)	(1,037,221)

INTERNET SOFTWARE AND SERVICES — (1.1)%
Equinix, Inc.	(5,995)	(1,108,116)
Pandora Media, Inc.	(7,776)	(235,768)
Rackspace Hosting, Inc.	(7,677)	(251,959)
		(1,595,843)
IT SERVICES — (0.6)%
Alliance Data Systems Corp.	(1,800)	(490,410)
WEX, Inc.	(5,024)	(477,531)
		(967,941)
MACHINERY — (0.7)%
Chart Industries, Inc.	(13,841)	(1,101,052)
MEDIA — (0.9)%
AMC Networks, Inc., Class A	(3,216)	(235,058)
Loral Space & Communications, Inc.	(14,899)	(1,053,806)
		(1,288,864)
METALS AND MINING — (2.2)%
Allegheny Technologies, Inc.	(3,178)	(119,747)
AuRico Gold, Inc.	(61,302)	(266,664)
Carpenter Technology Corp.	(5,548)	(366,390)
Hecla Mining Co.	(76,165)	(233,827)
New Gold, Inc.	(116,757)	(569,774)
Royal Gold, Inc.	(1,965)	(123,048)
Stillwater Mining Co.	(89,163)	(1,320,504)
Tahoe Resources, Inc.	(16,729)	(353,818)
		(3,353,772)
OIL, GAS AND CONSUMABLE FUELS — (0.9)%
Approach Resources, Inc.	(4,252)	(88,909)
Consol Energy, Inc.	(16,931)	(676,394)
Kodiak Oil & Gas Corp.	(53,272)	(646,722)
		(1,412,025)
PHARMACEUTICALS — (0.1)%
Hospira, Inc.	(2,363)	(102,200)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.4)%
Plum Creek Timber Co., Inc.	(3,039)	(127,760)
Weingarten Realty Investors	(11,731)	(351,930)
WP Carey, Inc.	(1,772)	(106,444)
		(586,134)
ROAD AND RAIL — (0.6)%
Kansas City Southern	(9,123)	(931,093)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.7)%
SunEdison, Inc.	(54,290)	(1,022,824)
SOFTWARE — (0.7)%
Solera Holdings, Inc.	(16,192)	(1,025,601)
SPECIALTY RETAIL — (1.3)%
Cabela's, Inc.	(4,434)	(290,471)
CarMax, Inc.	(20,516)	(960,149)
Conn's, Inc.	(17,281)	(671,367)

		(1,921,987)
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — (0.6)%
Stratasys Ltd.	(8,813)	(934,971)
TEXTILES, APPAREL AND LUXURY GOODS — (0.7)%
Carter's, Inc.	(1,333)	(103,507)
PVH Corp.	(7,911)	(987,056)
		(1,090,563)
THRIFTS AND MORTGAGE FINANCE — (0.1)%
Capitol Federal Financial, Inc.	(8,544)	(107,227)
TRADING COMPANIES AND DISTRIBUTORS — (0.9)%
Air Lease Corp.	(34,760)	(1,296,200)
TOTAL COMMON STOCKS SOLD SHORT — (29.4)% (Proceeds $41,545,754)		(43,892,858)
OTHER ASSETS AND LIABILITIES — 0.8%		1,267,977
TOTAL NET ASSETS — 100.0%		$149,273,342

Notes to Schedule of Investments
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $128,845,692.

(2)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	191,204,420	—	—
Temporary Cash Investments	446,318	247,485	—
	191,650,738	247,485	—
Liabilities
Securities Sold Short
Common Stocks	(43,892,858)	—	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$157,945,751
Gross tax appreciation of investments	$36,084,341
Gross tax depreciation of investments	(2,131,869)
Net tax appreciation (depreciation) of investments	$33,952,472
Net tax appreciation (depreciation) on securities sold short	$(2,347,569)
Net tax appreciation (depreciation)	$31,604,903

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2014

Disciplined Growth - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
AEROSPACE AND DEFENSE — 4.6%
Boeing Co. (The)	43,674	5,480,650
Honeywell International, Inc.	50,409	4,675,939
Lockheed Martin Corp.	23,370	3,814,919
United Technologies Corp.	7,045	823,138
		14,794,646
AIR FREIGHT AND LOGISTICS — 1.0%
United Parcel Service, Inc., Class B	32,136	3,129,404
AIRLINES — 1.9%
Delta Air Lines, Inc.	92,145	3,192,824
Southwest Airlines Co.	121,410	2,866,490
		6,059,314
AUTO COMPONENTS — 1.7%
Delphi Automotive plc	44,700	3,033,342
Gentex Corp.	80,176	2,527,949
		5,561,291
BEVERAGES — 2.1%
Coca-Cola Co. (The)	55,561	2,147,988
PepsiCo, Inc.	55,231	4,611,789
		6,759,777
BIOTECHNOLOGY — 4.6%
Alexion Pharmaceuticals, Inc.(1)	1,880	286,005
Amgen, Inc.	44,409	5,477,406
Biogen Idec, Inc.(1)	11,274	3,448,378
Celgene Corp.(1)	15,841	2,211,404
Gilead Sciences, Inc.(1)	16,793	1,189,952
United Therapeutics Corp.(1)	23,673	2,225,972
		14,839,117
CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc.(1)	8,098	1,620,005
Franklin Resources, Inc.	57,531	3,117,030
		4,737,035
CHEMICALS — 4.8%
Dow Chemical Co. (The)	60,782	2,953,397
Eastman Chemical Co.	33,355	2,875,535
NewMarket Corp.	202	78,938
Olin Corp.	5,309	146,581
PPG Industries, Inc.	14,950	2,892,227
Scotts Miracle-Gro Co. (The), Class A	39,293	2,407,875
Sigma-Aldrich Corp.	25,506	2,381,750
W.R. Grace & Co.(1)	16,487	1,635,016
		15,371,319

COMMUNICATIONS EQUIPMENT — 2.2%
Juniper Networks, Inc.(1)	2,428	62,545
QUALCOMM, Inc.	87,463	6,897,332
		6,959,877
CONSUMER FINANCE — 0.4%
American Express Co.	4,295	386,679
Credit Acceptance Corp.(1)	6,799	966,478
		1,353,157
CONTAINERS AND PACKAGING — 1.4%
Avery Dennison Corp.	11,648	590,204
Packaging Corp. of America	15,614	1,098,758
Sealed Air Corp.	79,468	2,612,113
		4,301,075
DIVERSIFIED CONSUMER SERVICES — 0.6%
Capella Education Co.	6,401	404,223
LifeLock, Inc.(1)	81,266	1,390,461
		1,794,684
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
Verizon Communications, Inc.	182,112	8,663,068
ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.	53,381	3,565,851
Rockwell Automation, Inc.	23,327	2,905,378
		6,471,229
ENERGY EQUIPMENT AND SERVICES — 2.5%
Baker Hughes, Inc.	42,982	2,794,690
RPC, Inc.	58,199	1,188,423
Schlumberger Ltd.	39,992	3,899,220
		7,882,333
FOOD AND STAPLES RETAILING — 1.4%
Kroger Co. (The)	6,904	301,360
Wal-Mart Stores, Inc.	2,015	154,006
Walgreen Co.	60,088	3,967,611
		4,422,977
FOOD PRODUCTS — 4.3%
Archer-Daniels-Midland Co.	57,160	2,480,172
Hormel Foods Corp.	18,609	916,866
Kellogg Co.	46,409	2,910,308
Keurig Green Mountain, Inc.	25,378	2,679,663
Pilgrim's Pride Corp.(1)	106,377	2,225,407
Sanderson Farms, Inc.	32,383	2,541,742
		13,754,158
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.5%
Align Technology, Inc.(1)	7,530	389,979
Becton Dickinson and Co.	26,728	3,129,314
C.R. Bard, Inc.	18,522	2,740,886
St. Jude Medical, Inc.	42,637	2,788,033
Stryker Corp.	27,637	2,251,586

		11,299,798
HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Express Scripts Holding Co.(1)	54,966	4,127,397
Mednax, Inc.(1)	33,084	2,050,546
Providence Service Corp. (The)(1)	7,218	204,125
		6,382,068
HOTELS, RESTAURANTS AND LEISURE — 0.8%
Bally Technologies, Inc.(1)	30,207	2,001,818
McDonald's Corp.	7,128	698,758
		2,700,576
HOUSEHOLD DURABLES — 1.5%
NVR, Inc.(1)	2,153	2,469,491
Whirlpool Corp.	14,537	2,172,700
		4,642,191
HOUSEHOLD PRODUCTS — 1.1%
Kimberly-Clark Corp.	31,915	3,518,629
Oil-Dri Corp. of America	2,333	80,582
		3,599,211
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	25,156	3,412,663
Danaher Corp.	12,704	952,800
		4,365,463
INSURANCE — 2.0%
Amtrust Financial Services, Inc.	29,956	1,126,645
Hanover Insurance Group, Inc. (The)	20,434	1,255,465
HCI Group, Inc.	62,077	2,259,603
Infinity Property & Casualty Corp.	11,890	804,121
Universal Insurance Holdings, Inc.	76,880	976,376
		6,422,210
INTERNET AND CATALOG RETAIL — 2.2%
Amazon.com, Inc.(1)	5,602	1,885,185
HomeAway, Inc.(1)	35,113	1,322,707
HSN, Inc.	39,209	2,341,953
priceline.com, Inc.(1)	1,135	1,352,795
		6,902,640
INTERNET SOFTWARE AND SERVICES — 4.2%
Carbonite, Inc.(1)	4,999	50,940
eBay, Inc.(1)	43,122	2,382,059
Facebook, Inc., Class A(1)	17,853	1,075,465
Google, Inc., Class A(1)	7,871	8,772,308
LinkedIn Corp., Class A(1)	6,887	1,273,682
		13,554,454
IT SERVICES — 4.0%
Accenture plc, Class A	2,203	175,623
CSG Systems International, Inc.	28,541	743,208
Euronet Worldwide, Inc.(1)	9,138	380,049
Higher One Holdings, Inc.(1)	20,506	148,258

International Business Machines Corp.	32,259	6,209,535
Jack Henry & Associates, Inc.	42,331	2,360,377
MasterCard, Inc., Class A	7,395	552,406
NeuStar, Inc., Class A(1)	31,058	1,009,696
Visa, Inc., Class A	6,091	1,314,803
		12,893,955
LEISURE PRODUCTS — 0.5%
Mattel, Inc.	36,070	1,446,768
MACHINERY — 2.0%
Caterpillar, Inc.	6,297	625,733
Dover Corp.	28,169	2,302,816
Graco, Inc.	14,989	1,120,278
Snap-On, Inc.	20,676	2,346,312
		6,395,139
MEDIA — 2.4%
Comcast Corp., Class A	30,559	1,528,561
Regal Entertainment Group, Class A	11,818	220,760
Viacom, Inc., Class B	41,132	3,495,809
Walt Disney Co. (The)	30,816	2,467,437
		7,712,567
MULTILINE RETAIL — 1.7%
Dillard's, Inc., Class A	7,247	669,623
Macy's, Inc.	26,308	1,559,801
Target Corp.	55,265	3,344,085
		5,573,509
PERSONAL PRODUCTS — 0.4%
Herbalife Ltd.	3,564	204,110
Nu Skin Enterprises, Inc., Class A	1,920	159,072
USANA Health Sciences, Inc.(1)	12,322	928,340
		1,291,522
PHARMACEUTICALS — 4.5%
AbbVie, Inc.	95,198	4,893,177
Allergan, Inc.	4,943	613,426
Eli Lilly & Co.	52,108	3,067,077
Johnson & Johnson	36,833	3,618,106
Questcor Pharmaceuticals, Inc.	35,599	2,311,443
		14,503,229
ROAD AND RAIL — 0.1%
Union Pacific Corp.	987	185,220
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.2%
Broadcom Corp., Class A	86,347	2,718,204
Intel Corp.	101,378	2,616,566
Skyworks Solutions, Inc.(1)	78,687	2,952,336
Texas Instruments, Inc.	86,862	4,095,543
Xilinx, Inc.	16,800	911,736
		13,294,385

SOFTWARE — 8.1%
Cadence Design Systems, Inc.(1)	63,327	984,101
Intuit, Inc.	10,890	846,480
Microsoft Corp.	234,925	9,629,576
Oracle Corp.	174,994	7,159,004
Symantec Corp.	119,441	2,385,237
Ultimate Software Group, Inc.(1)	14,897	2,040,889
VMware, Inc., Class A(1)	26,851	2,900,445
		25,945,732
SPECIALTY RETAIL — 3.2%
AutoZone, Inc.(1)	5,748	3,087,251
Best Buy Co., Inc.	34,617	914,235
Haverty Furniture Cos., Inc.	13,388	397,623
Home Depot, Inc. (The)	58,014	4,590,648
Lowe's Cos., Inc.	22,171	1,084,162
		10,073,919
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.7%
Apple, Inc.	23,046	12,369,710
EMC Corp.	126,113	3,456,757
NetApp, Inc.	73,967	2,729,382
SanDisk Corp.	35,046	2,845,385
		21,401,234
TEXTILES, APPAREL AND LUXURY GOODS — 2.1%
Coach, Inc.	8,963	445,102
Deckers Outdoor Corp.(1)	20,704	1,650,730
Hanesbrands, Inc.	41,925	3,206,424
Steven Madden Ltd.(1)	41,016	1,475,756
		6,778,012
TOBACCO — 0.6%
Philip Morris International, Inc.	22,082	1,807,853
TOTAL COMMON STOCKS (Cost $271,877,047)		316,026,116
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $484,621), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $474,824)		474,824
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $426,242), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $417,845)		417,845
SSgA U.S. Government Money Market Fund	1,609,422	1,609,422
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,502,091)		2,502,091
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $274,379,138)		318,528,207
OTHER ASSETS AND LIABILITIES — 0.3%		852,913
TOTAL NET ASSETS — 100.0%		$319,381,120

Notes to Schedule of Investments
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	316,026,116	—	—
Temporary Cash Investments	1,609,422	892,669	—
	317,635,538	892,669	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$275,715,359
Gross tax appreciation of investments	$46,076,232
Gross tax depreciation of investments	(3,263,384)
Net tax appreciation (depreciation) of investments	$42,812,848

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Plus Fund
March 31, 2014

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 131.3%
AEROSPACE AND DEFENSE — 5.0%
American Science & Engineering, Inc.	974	65,424
Boeing Co. (The)(1)	2,323	291,513
Honeywell International, Inc.(1)	2,705	250,916
Lockheed Martin Corp.	775	126,511
Moog, Inc., Class A(2)	911	59,680
United Technologies Corp.(1)	303	35,402
		829,446
AIR FREIGHT AND LOGISTICS — 0.6%
United Parcel Service, Inc., Class B(1)	1,079	105,073
AIRLINES — 1.5%
Delta Air Lines, Inc.(1)	3,060	106,029
Southwest Airlines Co.(1)	6,008	141,849
		247,878
AUTO COMPONENTS — 2.6%
Delphi Automotive plc	2,393	162,389
Gentex Corp.(1)	3,487	109,945
Tower International, Inc.(1)(2)	5,592	152,214
		424,548
BEVERAGES — 1.1%
Coca-Cola Co. (The)(1)	2,851	110,220
PepsiCo, Inc.(1)	977	81,579
		191,799
BIOTECHNOLOGY — 5.3%
Alexion Pharmaceuticals, Inc.(2)	315	47,921
Amgen, Inc.(1)	1,502	185,256
Biogen Idec, Inc.(1)(2)	509	155,688
Celgene Corp.(1)(2)	748	104,421
Cytokinetics, Inc.(2)	3,218	30,571
Emergent Biosolutions, Inc.(1)(2)	1,451	36,667
Gilead Sciences, Inc.(1)(2)	2,123	150,436
Ligand Pharmaceuticals, Inc., Class B(2)	463	31,141
Myriad Genetics, Inc.(1)(2)	1,231	42,088
Regeneron Pharmaceuticals, Inc.(2)	31	9,308
Threshold Pharmaceuticals, Inc.(1)(2)	7,263	34,572
United Therapeutics Corp.(1)(2)	525	49,366
		877,435
BUILDING PRODUCTS — 0.3%
AAON, Inc.(1)	1,752	48,828
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.(2)	344	68,817
Financial Engines, Inc.	703	35,698

Franklin Resources, Inc.(1)	3,014	163,299
FXCM, Inc., Class A(1)	6,209	91,707
SEI Investments Co.(1)	462	15,528
		375,049
CHEMICALS — 6.9%
Chase Corp.(1)	4,019	126,719
Dow Chemical Co. (The)(1)	3,150	153,058
E.I. du Pont de Nemours & Co.(1)	1,038	69,650
Eastman Chemical Co.(1)	1,817	156,644
FutureFuel Corp.	1,930	39,179
LyondellBasell Industries NV, Class A(1)	242	21,523
NewMarket Corp.	148	57,835
Penford Corp.(2)	1,555	22,330
PPG Industries, Inc.(1)	871	168,504
Quaker Chemical Corp.	608	47,929
Scotts Miracle-Gro Co. (The), Class A(1)	2,246	137,635
Sigma-Aldrich Corp.	1,253	117,005
W.R. Grace & Co.(2)	323	32,032
		1,150,043
COMMERCIAL SERVICES AND SUPPLIES — 1.5%
Deluxe Corp.(1)	961	50,424
Performant Financial Corp.(2)	6,198	56,092
RR Donnelley & Sons Co.(1)	6,205	111,069
Steelcase, Inc., Class A(1)	1,676	27,838
		245,423
COMMUNICATIONS EQUIPMENT — 3.7%
ARRIS Group, Inc.(1)(2)	491	13,836
Calix, Inc.(2)	3,336	28,123
Ciena Corp.(1)(2)	5,365	122,000
Harris Corp.(1)	309	22,606
Juniper Networks, Inc.(2)	2,306	59,403
QUALCOMM, Inc.(1)	4,610	363,545
		609,513
CONSTRUCTION AND ENGINEERING — 0.4%
AECOM Technology Corp.(1)(2)	1,843	59,289

CONSUMER FINANCE — 0.5%
American Express Co.(1)	182	16,385
Portfolio Recovery Associates, Inc.(1)(2)	167	9,663
World Acceptance Corp.(2)	730	54,808
		80,856
CONTAINERS AND PACKAGING — 2.5%
Avery Dennison Corp.	1,342	67,999
Bemis Co., Inc.	281	11,026
Packaging Corp. of America(1)	2,005	141,092
Sealed Air Corp.(1)	4,156	136,608

Silgan Holdings, Inc.(1)	1,194	59,127
		415,852
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	118	8,567
DIVERSIFIED CONSUMER SERVICES — 1.2%
Capella Education Co.	1,851	116,891
K12, Inc.(1)(2)	1,867	42,288
LifeLock, Inc.(1)(2)	1,744	29,840
Strayer Education, Inc.(2)	408	18,943
		207,962
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Moody's Corp.(1)	1,614	128,022
MSCI, Inc., Class A(1)(2)	2,494	107,292
		235,314
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Fairpoint Communications, Inc.(1)(2)	5,027	68,367
Inteliquent, Inc.(1)	3,661	53,195
Verizon Communications, Inc.(1)	9,490	451,439
		573,001
ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.(1)	2,693	179,892
Rockwell Automation, Inc.(1)	1,269	158,054
		337,946
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Coherent, Inc.(2)	250	16,337
Zebra Technologies Corp., Class A(2)	272	18,880
		35,217
ENERGY EQUIPMENT AND SERVICES — 3.4%
Baker Hughes, Inc.(1)	2,156	140,183
Matrix Service Co.(1)(2)	2,544	85,936
RPC, Inc.(1)	6,327	129,198
Schlumberger Ltd.(1)	2,086	203,385
		558,702
FOOD AND STAPLES RETAILING — 2.4%
Kroger Co. (The)(1)	1,184	51,681
Rite Aid Corp.(1)(2)	19,299	121,005
Wal-Mart Stores, Inc.(1)	114	8,713
Walgreen Co.(1)	3,300	217,899
		399,298
FOOD PRODUCTS — 3.5%
Archer-Daniels-Midland Co.(1)	3,113	135,073
Kellogg Co.	2,461	154,329
Keurig Green Mountain, Inc.(1)	809	85,422
Pilgrim's Pride Corp.(2)	3,718	77,781
Sanderson Farms, Inc.(1)	1,704	133,747
		586,352

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.7%
Align Technology, Inc.(2)	359	18,593
Analogic Corp.	1,353	111,095
Becton Dickinson and Co.(1)	1,234	144,477
C.R. Bard, Inc.	339	50,165
DexCom, Inc.(2)	637	26,346
Medical Action Industries, Inc.(1)(2)	9,627	67,100
St. Jude Medical, Inc.(1)	2,137	139,738
Stryker Corp.(1)	1,480	120,576
Thoratec Corp.(1)(2)	2,087	74,736
Zimmer Holdings, Inc.(1)	340	32,157
		784,983
HEALTH CARE PROVIDERS AND SERVICES — 2.0%
Express Scripts Holding Co.(1)(2)	2,373	178,188
Mednax, Inc.(2)	207	12,830
Providence Service Corp. (The)(1)(2)	4,892	138,346
		329,364
HEALTH CARE TECHNOLOGY — 0.6%
Merge Healthcare, Inc.(2)	4,852	11,839
Omnicell, Inc.(1)(2)	2,858	81,796
		93,635
HOTELS, RESTAURANTS AND LEISURE — 2.0%
Bally Technologies, Inc.(1)(2)	1,592	105,502
Denny's Corp.(2)	4,102	26,376
Domino's Pizza, Inc.(1)	212	16,318
Einstein Noah Restaurant Group, Inc.	1,225	20,163
International Game Technology(1)	5,573	78,356
McDonald's Corp.(1)	428	41,957
Multimedia Games Holding Co., Inc.(1)(2)	382	11,093
Ruth's Hospitality Group, Inc.	3,407	41,191
		340,956
HOUSEHOLD DURABLES — 1.8%
iRobot Corp.(1)(2)	2,367	97,166
Libbey, Inc.(2)	388	10,088
PulteGroup, Inc.(1)	3,595	68,988
Whirlpool Corp.	785	117,326
		293,568
HOUSEHOLD PRODUCTS — 1.4%
Kimberly-Clark Corp.(1)	1,725	190,181
Oil-Dri Corp. of America(1)	1,057	36,509
		226,690
INDUSTRIAL CONGLOMERATES — 1.8%
3M Co.(1)	1,379	187,075
Danaher Corp.(1)	1,529	114,675
		301,750
INSURANCE — 2.6%
Amtrust Financial Services, Inc.(1)	1,680	63,185

Hallmark Financial Services(2)	6,942	57,688
HCI Group, Inc.(1)	2,102	76,513
Infinity Property & Casualty Corp.(1)	1,696	114,700
Travelers Cos., Inc. (The)(1)	285	24,254
Universal Insurance Holdings, Inc.(1)	7,695	97,726
		434,066
INTERNET AND CATALOG RETAIL — 2.6%
Amazon.com, Inc.(1)(2)	283	95,235
Expedia, Inc.(1)	1,201	87,073
HomeAway, Inc.(1)(2)	1,375	51,796
HSN, Inc.(1)	2,112	126,150
Orbitz Worldwide, Inc.(1)(2)	6,434	50,443
Overstock.com, Inc.(1)(2)	1,359	26,772
		437,469
INTERNET SOFTWARE AND SERVICES — 6.2%
Carbonite, Inc.(1)(2)	1,376	14,021
Conversant, Inc.(2)	504	14,188
eBay, Inc.(1)(2)	2,711	149,756
Facebook, Inc., Class A(1)(2)	3,325	200,298
Google, Inc., Class A(1)(2)	450	501,529
LinkedIn Corp., Class A(2)	424	78,414
XO Group, Inc.(1)(2)	7,154	72,542
		1,030,748
IT SERVICES — 4.8%
Accenture plc, Class A(1)	1,555	123,965
CSG Systems International, Inc.(1)	3,129	81,479
Euronet Worldwide, Inc.(2)	221	9,191
International Business Machines Corp.(1)	1,136	218,669
Jack Henry & Associates, Inc.(1)	2,315	129,084
MasterCard, Inc., Class A(1)	295	22,037
MoneyGram International, Inc.(1)(2)	6,657	117,496
NeuStar, Inc., Class A(1)(2)	1,031	33,518
Visa, Inc., Class A(1)	254	54,828
		790,267
LEISURE PRODUCTS — 1.9%
Arctic Cat, Inc.(1)	1,639	78,328
Brunswick Corp.	800	36,232
Hasbro, Inc.(1)	2,189	121,752
Mattel, Inc.(1)	1,631	65,419
Sturm Ruger & Co., Inc.	271	16,206
		317,937
MACHINERY — 5.1%
Altra Industrial Motion Corp.(1)	1,268	45,268
Caterpillar, Inc.	1,058	105,133
CIRCOR International, Inc.	1,036	75,970
Dover Corp.(1)	1,502	122,788
Hyster-Yale Materials Handling, Inc.	962	93,795

IDEX Corp.	1,386	101,026
Snap-On, Inc.	1,198	135,949
WABCO Holdings, Inc.(1)(2)	436	46,024
Xerium Technologies, Inc.(1)(2)	7,270	116,684
		842,637
MARINE — 0.7%
Matson, Inc.(1)	4,725	116,660
MEDIA — 3.3%
Comcast Corp., Class A(1)	1,630	81,532
Cumulus Media, Inc., Class A(2)	15,099	104,334
DIRECTV(2)	404	30,874
ReachLocal, Inc.(1)(2)	1,640	16,154
Regal Entertainment Group, Class A(1)	6,299	117,665
Saga Communications, Inc., Class A	914	45,417
Viacom, Inc., Class B(1)	1,506	127,995
Walt Disney Co. (The)	410	32,829
		556,800
MULTILINE RETAIL — 1.1%
Macy's, Inc.(1)	2,034	120,596
Target Corp.(1)	1,029	62,265
		182,861
OIL, GAS AND CONSUMABLE FUELS — 1.4%
EOG Resources, Inc.	304	59,636
Panhandle Oil and Gas, Inc., Class A	3,015	131,484
REX American Resources Corp.(2)	623	35,542
		226,662
PAPER AND FOREST PRODUCTS — 0.5%
International Paper Co.	268	12,296
Schweitzer-Mauduit International, Inc.(1)	1,708	72,744
		85,040
PERSONAL PRODUCTS — 1.1%
Avon Products, Inc.(1)	5,133	75,147
Herbalife Ltd.	176	10,079
Medifast, Inc.(1)(2)	2,218	64,522
USANA Health Sciences, Inc.(1)(2)	559	42,115
		191,863
PHARMACEUTICALS — 5.0%
AbbVie, Inc.(1)	5,174	265,943
Allergan, Inc.(1)	410	50,881
Bristol-Myers Squibb Co.(1)	222	11,533
Eli Lilly & Co.(1)	2,658	156,450
Johnson & Johnson(1)	1,926	189,191
Questcor Pharmaceuticals, Inc.	1,142	74,150
Salix Pharmaceuticals Ltd.(2)	741	76,775
		824,923
PROFESSIONAL SERVICES — 0.5%
RPX Corp.(1)(2)	4,844	78,860

ROAD AND RAIL — 0.1%
Union Pacific Corp.(1)	70	13,136
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.2%
Applied Micro Circuits Corp.(2)	1,117	11,058
Broadcom Corp., Class A(1)	4,591	144,525
Cabot Microelectronics Corp.(2)	466	20,504
Intel Corp.(1)	5,585	144,149
MaxLinear, Inc., Class A(1)(2)	9,349	88,628
Microsemi Corp.(2)	735	18,397
Semtech Corp.(2)	508	12,873
Skyworks Solutions, Inc.(1)(2)	484	18,160
Texas Instruments, Inc.(1)	4,273	201,472
Xilinx, Inc.	618	33,539
		693,305
SOFTWARE — 9.7%
Cadence Design Systems, Inc.(1)(2)	5,191	80,668
Callidus Software, Inc.(2)	1,738	21,760
Comverse, Inc.(2)	828	28,632
Intuit, Inc.(1)	1,841	143,101
Microsoft Corp.(1)	16,665	683,098
NetScout Systems, Inc.(2)	440	16,535
Oracle Corp.(1)	9,281	379,686
PTC, Inc.(2)	681	24,128
Symantec Corp.(1)	7,090	141,587
Ultimate Software Group, Inc.(2)	152	20,824
VMware, Inc., Class A(1)(2)	625	67,513
		1,607,532
SPECIALTY RETAIL — 5.3%
AutoZone, Inc.(2)	48	25,781
Best Buy Co., Inc.(1)	3,372	89,054
Brown Shoe Co., Inc.(1)	3,757	99,711
Buckle, Inc. (The)	266	12,183
Gap, Inc. (The)(1)	3,129	125,348
Haverty Furniture Cos., Inc.	674	20,018
Home Depot, Inc. (The)(1)	1,937	153,275
Kirkland's, Inc.(2)	1,927	35,630
Lowe's Cos., Inc.(1)	4,502	220,148
PetSmart, Inc.(1)	1,206	83,081
Urban Outfitters, Inc.(2)	412	15,025
		879,254
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.9%
Apple, Inc.(1)	1,243	667,168
EMC Corp.(1)	6,502	178,220
NetApp, Inc.(1)	3,950	145,755
SanDisk Corp.(1)	1,810	146,954
		1,138,097

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Hanesbrands, Inc.(1)	1,732	132,464
Steven Madden Ltd.(1)(2)	294	10,578
		143,042
TOBACCO — 0.6%
Altria Group, Inc.(1)	267	9,994
Philip Morris International, Inc.(1)	1,161	95,051
		105,045
TRADING COMPANIES AND DISTRIBUTORS — 0.7%
Aceto Corp.	1,069	21,476
MRC Global, Inc.(1)(2)	3,575	96,382
		117,858
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 131.3% (Cost $18,525,333)		21,788,399
COMMON STOCKS SOLD SHORT — (30.5)%
AEROSPACE AND DEFENSE — (0.5)%
Innovative Solutions & Support, Inc.	(6,244)	(47,018)
LMI Aerospace, Inc.	(2,443)	(34,446)
		(81,464)
AIR FREIGHT AND LOGISTICS — (0.2)%
UTi Worldwide, Inc.	(3,331)	(35,275)
BIOTECHNOLOGY — (0.1)%
Infinity Pharmaceuticals, Inc.	(731)	(8,692)
CAPITAL MARKETS — (0.7)%
ICG Group, Inc.	(5,666)	(115,700)
CHEMICALS — (1.2)%
Chemtura Corp.	(2,146)	(54,272)
LSB Industries, Inc.	(3,816)	(142,795)
		(197,067)
COMMERCIAL SERVICES AND SUPPLIES — (1.6)%
Heritage-Crystal Clean, Inc.	(760)	(13,779)
InnerWorkings, Inc.	(12,799)	(98,040)
Interface, Inc.	(5,730)	(117,752)
SP Plus Corp.	(1,444)	(37,934)
		(267,505)
COMMUNICATIONS EQUIPMENT — (1.0)%
Procera Networks, Inc.	(8,928)	(92,762)
ViaSat, Inc.	(961)	(66,347)
		(159,109)
CONSTRUCTION AND ENGINEERING — (0.8)%
Great Lakes Dredge & Dock Corp.	(13,472)	(122,999)
Sterling Construction Co., Inc.	(1,619)	(14,037)
		(137,036)
CONTAINERS AND PACKAGING — (0.3)%
AEP Industries, Inc.	(1,524)	(56,540)

DIVERSIFIED TELECOMMUNICATION SERVICES — (0.3)%
Cincinnati Bell, Inc.	(16,546)	(57,249)
ELECTRICAL EQUIPMENT — (0.4)%
Franklin Electric Co., Inc.	(1,520)	(64,630)
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (0.5)%
OSI Systems, Inc.	(1,419)	(84,941)
FOOD AND STAPLES RETAILING — (0.3)%
Chefs' Warehouse, Inc. (The)	(2,213)	(47,358)
FOOD PRODUCTS — (0.3)%
Lifeway Foods, Inc.	(3,799)	(55,845)
GAS UTILITIES — (0.7)%
South Jersey Industries, Inc.	(1,988)	(111,507)
HEALTH CARE EQUIPMENT AND SUPPLIES — (0.5)%
Antares Pharma, Inc.	(3,931)	(13,759)
Biolase, Inc.	(10,806)	(26,042)
Cynosure, Inc., Class A	(899)	(26,341)
NxStage Medical, Inc.	(711)	(9,058)
Volcano Corp.	(452)	(8,909)
		(84,109)
HEALTH CARE PROVIDERS AND SERVICES — (0.7)%
Acadia Healthcare Co., Inc.	(480)	(21,657)
Air Methods Corp.	(1,155)	(61,712)
BioScrip, Inc.	(4,798)	(33,490)
		(116,859)
HOTELS, RESTAURANTS AND LEISURE — (1.0)%
BJ's Restaurants, Inc.	(1,300)	(42,523)
Diversified Restaurant Holdings, Inc.	(22,523)	(112,615)
Nathan's Famous, Inc.	(198)	(9,700)
		(164,838)
HOUSEHOLD DURABLES — (1.7)%
Beazer Homes USA, Inc.	(1,503)	(30,180)
KB Home	(5,423)	(92,137)
M.D.C. Holdings, Inc.	(1,961)	(55,457)
Tempur Sealy International, Inc.	(196)	(9,932)
William Lyon Homes, Class A	(3,412)	(94,205)
		(281,911)
INTERNET SOFTWARE AND SERVICES — (0.8)%
E2open, Inc.	(597)	(14,071)
Reis, Inc.	(4,209)	(75,973)
Spark Networks, Inc.	(8,591)	(44,931)
		(134,975)
IT SERVICES — (0.9)%
Datalink Corp.	(6,576)	(91,604)
Planet Payment, Inc.	(20,126)	(55,145)
		(146,749)
LIFE SCIENCES TOOLS AND SERVICES — (0.3)%
Harvard Bioscience, Inc.	(8,919)	(42,276)

MACHINERY — (0.8)%
Commercial Vehicle Group, Inc.	(3,448)	(31,446)
EnPro Industries, Inc.	(177)	(12,862)
RBC Bearings, Inc.	(1,473)	(93,830)
		(138,138)
MEDIA — (0.8)%
Loral Space & Communications, Inc.	(926)	(65,496)
Nexstar Broadcasting Group, Inc., Class A	(983)	(36,882)
World Wrestling Entertainment, Inc., Class A	(1,146)	(33,097)
		(135,475)
METALS AND MINING — (1.6)%
Hecla Mining Co.	(38,356)	(117,753)
Royal Gold, Inc.	(685)	(42,895)
Tahoe Resources, Inc.	(4,871)	(103,021)
		(263,669)
OIL, GAS AND CONSUMABLE FUELS — (1.1)%
Bonanza Creek Energy, Inc.	(224)	(9,945)
Kodiak Oil & Gas Corp.	(1,353)	(16,425)
Rentech, Inc.	(22,822)	(43,362)
SemGroup Corp., Class A	(1,032)	(67,782)
Synergy Resources Corp.	(2,325)	(24,994)
Triangle Petroleum Corp.	(1,974)	(16,266)
		(178,774)
PAPER AND FOREST PRODUCTS — (0.6)%
Deltic Timber Corp.	(1,490)	(97,193)
PHARMACEUTICALS — (1.0)%
Auxilium Pharmaceuticals, Inc.	(1,133)	(30,795)
Depomed, Inc.	(5,838)	(84,651)
Pacira Pharmaceuticals, Inc.	(360)	(25,196)
Repros Therapeutics, Inc.	(1,113)	(19,745)
		(160,387)
PROFESSIONAL SERVICES — (0.4)%
Acacia Research - Acacia Technologies	(4,459)	(68,134)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.5)%
Acadia Realty Trust	(1,571)	(41,443)
Plum Creek Timber Co., Inc.	(1,125)	(47,295)
		(88,738)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.8)%
Forestar Group, Inc.	(6,506)	(115,807)
Kennedy-Wilson Holdings, Inc.	(3,182)	(71,627)
Tejon Ranch Co.	(3,420)	(115,698)
		(303,132)
ROAD AND RAIL — (0.5)%
Heartland Express, Inc.	(4,031)	(91,463)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (1.2)%
SunEdison, Inc.	(5,437)	(102,433)

Ultratech, Inc.	(3,237)	(94,488)
		(196,921)
SOFTWARE — (0.5)%
Epiq Systems, Inc.	(2,342)	(31,921)
Solera Holdings, Inc.	(750)	(47,505)
		(79,426)
SPECIALTY RETAIL — (1.4)%
America's Car-Mart, Inc.	(235)	(8,629)
Asbury Automotive Group, Inc.	(538)	(29,757)
CarMax, Inc.	(904)	(42,307)
Conn's, Inc.	(451)	(17,521)
Signet Jewelers Ltd.	(1,247)	(132,008)
		(230,222)
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — (0.9)%
Cray, Inc.	(3,646)	(136,069)
Stratasys Ltd.	(111)	(11,776)
		(147,845)
TEXTILES, APPAREL AND LUXURY GOODS — (1.1)%
Oxford Industries, Inc.	(856)	(66,939)
PVH Corp.	(252)	(31,442)
Quiksilver, Inc.	(10,281)	(77,211)
		(175,592)
TRADING COMPANIES AND DISTRIBUTORS — (1.5)%
Aircastle Ltd.	(3,234)	(62,675)
CAI International, Inc.	(1,758)	(43,370)
H&E Equipment Services, Inc.	(3,442)	(139,229)
		(245,274)
TOTAL COMMON STOCKS SOLD SHORT — (30.5)% (Proceeds $4,690,351)		(5,052,018)
OTHER ASSETS AND LIABILITIES — (0.8)%		(140,524)
TOTAL NET ASSETS — 100.0%		$16,595,857

Notes to Schedule of Investments

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $14,066,181.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$18,527,933
Gross tax appreciation of investments	$3,541,427
Gross tax depreciation of investments	(280,961)
Net tax appreciation (depreciation) of investments	$3,260,466
Net tax appreciation (depreciation) on securities sold short	$(364,940)
Net tax appreciation (depreciation)	$2,895,526

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Value Fund
March 31, 2014

Emerging Markets Value - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.0%
BRAZIL — 10.1%
AES Tiete SA Preference Shares	5,400	42,933
Banco do Brasil SA	6,100	61,000
Banco do Estado do Rio Grande do Sul SA Preference Shares	7,300	41,825
Centrais Eletricas Brasileiras SA	5,700	16,480
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	300	13,128
Cia Energetica de Minas Gerais ADR	11,284	76,731
Cia Energetica de Sao Paulo Preference Shares	5,300	61,993
Cia Siderurgica Nacional SA ADR	2,600	11,336
Petroleo Brasileiro SA Preference Shares ADR	2,700	37,449
Souza Cruz SA	4,400	39,850
Telefonica Brasil SA ADR	2,300	48,852
Tractebel Energia SA	1,700	26,598
Ultrapar Participacoes SA	800	19,233
Vale SA ADR	4,800	66,384
		563,792
CHILE — 2.3%
Aguas Andinas SA A Shares	26,053	16,334
Banco de Chile	491,627	62,039
Banco de Credito e Inversiones	490	28,584
Corpbanca SA	1,668,036	19,920
		126,877
CHINA — 17.3%
Agricultural Bank of China Ltd. H Shares	164,000	71,465
ANTA Sports Products Ltd.	14,000	23,356
Bank of China Ltd. H Shares	184,000	81,604
China BlueChemical Ltd. H Shares	102,000	52,601
China CITIC Bank Corp. Ltd. H Shares	28,000	16,136
China Construction Bank Corp. H Shares	253,000	177,115
China Merchants Bank Co. Ltd. H Shares	34,000	61,631
China Mobile Ltd.	13,500	123,574
China Petroleum & Chemical Corp. H Shares	28,000	25,052
CNOOC Ltd.	33,000	49,607
Country Garden Holdings Co.	26,000	10,861
Fosun International Ltd.	21,500	27,026
Greentown China Holdings Ltd.	5,000	5,402
Huaneng Power International, Inc. H Shares	34,000	32,525
Industrial & Commercial Bank of China Ltd. H Shares	217,000	133,448
PetroChina Co. Ltd. H Shares	12,000	13,073
PICC Property & Casualty Co. Ltd. H Shares	20,000	27,383
Shougang Fushan Resources Group Ltd.	50,000	15,213
SOHO China Ltd.	22,500	18,507
		965,579

COLOMBIA — 0.3%
Cemex Latam Holdings SA(1)	2,067	17,212
GREECE — 0.6%
Alpha Bank AE(1)	10,738	10,577
OPAP SA	1,309	21,099
		31,676
INDIA — 4.2%
HDFC Bank Ltd. ADR	1,300	53,339
ICICI Bank Ltd. ADR	700	30,660
Infosys Ltd. ADR	1,850	100,233
Reliance Industries Ltd. GDR(2)	1,668	51,708
		235,940
INDONESIA — 3.0%
PT Adaro Energy Tbk	292,500	25,447
PT Bank Rakyat Indonesia (Persero) Tbk	95,000	80,858
PT Indo Tambangraya Megah Tbk	19,000	41,047
PT Semen Gresik (Persero) Tbk	4,900	6,880
PT Telekomunikasi Indonesia (Persero) Tbk	68,500	13,415
		167,647
MALAYSIA — 4.2%
Alliance Financial Group Bhd	39,300	53,074
AMMB Holdings Bhd	18,300	40,237
Berjaya Sports Toto Bhd	26,400	32,095
Hong Leong Financial Group Bhd	12,000	57,621
Malayan Banking Bhd	6,000	17,786
Tenaga Nasional Bhd	8,700	31,864
		232,677
MEXICO — 3.9%
Alfa SAB de CV, Series A	25,400	64,202
America Movil SAB de CV Series L ADR	1,600	31,808
Compartamos SAB de CV	28,400	51,947
Kimberly-Clark de Mexico SAB de CV A Shares	14,400	38,439
Promotora y Operadora de Infraestructura SAB de CV(1)	2,200	29,552
		215,948
PERU — 0.6%
Southern Copper Corp.	1,200	34,932
PHILIPPINES — 0.8%
Philippine Long Distance Telephone Co.	715	43,527
POLAND — 1.8%
Cyfrowy Polsat SA	2,010	14,212
Kernel Holding SA(1)	2,324	22,488
KGHM Polska Miedz SA	720	25,930
Polskie Gornictwo Naftowe i Gazownictwo SA	26,197	38,467
		101,097
RUSSIA — 5.5%
Gazprom OAO ADR	14,275	109,917
Lukoil OAO ADR	1,419	78,840

Mobile Telesystems OJSC ADR	800	13,992
Sberbank of Russia ADR	826	8,029
Sistema JSFC GDR	1,881	42,341
Surgutneftegas OAO ADR	1,345	9,913
Tatneft OAO ADR	1,222	41,866
		304,898
SOUTH AFRICA — 8.7%
Barloworld Ltd.	5,284	55,344
Kumba Iron Ore Ltd.	1,370	49,189
MMI Holdings Ltd.	22,875	53,450
MTN Group Ltd.	1,970	40,334
Sasol Ltd.	2,762	154,673
Standard Bank Group Ltd.	1,693	22,320
Vodacom Group Ltd.	5,185	64,020
Woolworths Holdings Ltd.	6,404	44,636
		483,966
SOUTH KOREA — 15.6%
BS Financial Group, Inc.	3,980	56,272
Daelim Industrial Co. Ltd.	531	43,250
Dongbu Insurance Co. Ltd.	928	48,124
Halla Visteon Climate Control Corp.	380	17,350
Hana Financial Group, Inc.	490	17,907
Hanwha Corp.	1,750	52,774
Hyundai Marine & Fire Insurance Co. Ltd.	380	10,960
Hyundai Mobis	35	10,357
Hyundai Motor Co.	325	76,636
Kia Motors Corp.	1,629	90,751
Korea Zinc Co. Ltd.	56	17,387
LG Chem Ltd.	194	46,292
LG Corp.	1,088	59,181
LG Display Co. Ltd.(1)	1,250	31,296
POSCO	208	57,840
Samsung Electronics Co. Ltd.	53	66,869
Shinhan Financial Group Co. Ltd.	1,290	56,959
SK Innovation Co. Ltd.	503	57,650
SK Telecom Co. Ltd.	249	50,411
		868,266
TAIWAN — 10.6%
Asustek Computer, Inc.	1,000	9,901
Catcher Technology Co. Ltd.	10,000	72,408
Cathay Financial Holding Co. Ltd.	26,000	37,908
CTBC Financial Holding Co. Ltd.	48,000	30,027
Highwealth Construction Corp.	24,000	56,586
Hon Hai Precision Industry Co. Ltd.	15,000	42,509
Inventec Corp.	49,000	48,272
Pou Chen Corp.	38,000	53,595
Realtek Semiconductor Corp.	22,000	66,320

Shin Kong Financial Holding Co. Ltd.	129,000	40,751
Taiwan Cement Corp.	43,000	66,366
Teco Electric and Machinery Co. Ltd.	6,000	6,689
Vanguard International Semiconductor Corp.	40,000	59,634
		590,966
THAILAND — 2.0%
Advanced Info Service PCL	4,000	27,867
Airports of Thailand PCL	5,000	29,901
Kasikornbank PCL	1,200	6,843
PTT Exploration & Production PCL	8,100	39,202
PTT Global Chemical PCL	4,372	9,737
		113,550
TURKEY — 2.5%
Eregli Demir ve Celik Fabrikalari TAS	40,329	52,021
TAV Havalimanlari Holding AS	2,628	21,125
Tofas Turk Otomobil Fabrikasi	6,936	39,385
Turkiye Halk Bankasi AS	4,200	26,008
		138,539
TOTAL COMMON STOCKS (Cost $5,448,684)		5,237,089
EXCHANGE-TRADED FUNDS — 3.9%
iShares MSCI Emerging Markets Index Fund	2,038	83,538
iShares MSCI India ETF	5,094	134,634
TOTAL EXCHANGE-TRADED FUNDS (Cost $209,351)		218,172
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $15,859), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $15,539)		15,539
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $13,949), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $13,674)		13,674
SSgA U.S. Government Money Market Fund	52,682	52,682
TOTAL TEMPORARY CASH INVESTMENTS (Cost $81,895)		81,895
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $5,739,930)		5,537,156
OTHER ASSETS AND LIABILITIES — 0.6%		33,558
TOTAL NET ASSETS — 100.0%		$5,570,714

Market Sector Diversification
(as a % of net assets)
Financials		30.2%
Energy		14.2%
Materials		10.9%
Information Technology		9.1%
Telecommunication Services		8.9%
Consumer Discretionary		7.5%
Industrials		5.6%
Utilities		5.6%

Consumer Staples	2.0%
Exchange-Traded Funds	3.9%
Cash and Equivalents*	2.1%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
JSFC - Joint-Stock Financial Corporation
OJSC - Open Joint Stock Company

(1) Non-income producing.
(2) Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $51,708, which represented 0.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	518,844	4,718,245	—
Exchange-Traded Funds	218,172	—	—
Temporary Cash Investments	52,682	29,213	—
	789,698	4,747,458	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,741,286
Gross tax appreciation of investments	$200,591
Gross tax depreciation of investments	(404,721)
Net tax appreciation (depreciation) of investments	$(204,130)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2014

Equity Growth - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
AEROSPACE AND DEFENSE — 5.2%
Boeing Co. (The)	320,235	40,186,290
General Dynamics Corp.	199,825	21,764,939
Honeywell International, Inc.	402,147	37,303,156
Lockheed Martin Corp.	73,740	12,037,318
Northrop Grumman Corp.	155,624	19,200,889
Raytheon Co.	358,866	35,452,372
		165,944,964
AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	105,515	10,275,051
AIRLINES — 1.7%
Delta Air Lines, Inc.	733,001	25,398,485
Southwest Airlines Co.	1,173,873	27,715,141
		53,113,626
AUTO COMPONENTS — 0.6%
Johnson Controls, Inc.	297,881	14,095,729
Magna International, Inc.	55,762	5,370,438
		19,466,167
BANKS — 3.9%
Bank of America Corp.	1,847,752	31,781,334
Citigroup, Inc.	1,035,376	49,283,898
JPMorgan Chase & Co.	365,330	22,179,184
Wells Fargo & Co.	390,140	19,405,564
		122,649,980
BEVERAGES — 2.0%
Coca-Cola Co. (The)	91,557	3,539,594
Dr Pepper Snapple Group, Inc.	230,302	12,542,247
PepsiCo, Inc.	560,173	46,774,445
		62,856,286
BIOTECHNOLOGY — 3.1%
Amgen, Inc.	332,348	40,991,802
Biogen Idec, Inc.(1)	127,779	39,083,763
Myriad Genetics, Inc.(1)	104,743	3,581,163
United Therapeutics Corp.(1)	166,494	15,655,431
		99,312,159
CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.(1)	56,780	11,358,839
Financial Engines, Inc.	63,436	3,221,280
Franklin Resources, Inc.	522,938	28,332,781
Stifel Financial Corp.(1)	53,475	2,660,916
		45,573,816
CHEMICALS — 3.8%
Dow Chemical Co. (The)	798,869	38,817,045

Eastman Chemical Co.	231,753	19,979,426
Olin Corp.	160,494	4,431,239
PPG Industries, Inc.	158,911	30,742,922
Scotts Miracle-Gro Co. (The), Class A	180,112	11,037,263
Sigma-Aldrich Corp.	154,491	14,426,370
		119,434,265
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	70,576	3,703,123
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	2,044,535	45,818,029
QUALCOMM, Inc.	624,059	49,213,293
		95,031,322
CONSUMER FINANCE — 1.1%
Cash America International, Inc.	523,893	20,285,137
Portfolio Recovery Associates, Inc.(1)	243,395	14,082,835
		34,367,972
CONTAINERS AND PACKAGING — 1.0%
Packaging Corp. of America	336,529	23,681,546
Silgan Holdings, Inc.	23,373	1,157,431
Sonoco Products Co.	202,177	8,293,300
		33,132,277
DIVERSIFIED CONSUMER SERVICES†
Graham Holdings Co., Class B	1,969	1,385,684
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc., Class B(1)	138,098	17,258,107
Moody's Corp.	339,834	26,955,633
MSCI, Inc., Class A(1)	393,008	16,907,204
		61,120,944
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	1,698,239	59,557,242
Verizon Communications, Inc.	1,272,124	60,514,938
		120,072,180
ELECTRICAL EQUIPMENT — 1.6%
Emerson Electric Co.	492,157	32,876,087
Rockwell Automation, Inc.	149,256	18,589,835
		51,465,922
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
TE Connectivity Ltd.	362,188	21,807,339
ENERGY EQUIPMENT AND SERVICES — 1.9%
Baker Hughes, Inc.	516,634	33,591,543
Nabors Industries Ltd.	725,219	17,876,648
RPC, Inc.	334,742	6,835,432
Schlumberger Ltd.	32,682	3,186,495
		61,490,118
FOOD AND STAPLES RETAILING — 0.3%
Walgreen Co.	121,915	8,050,047
FOOD PRODUCTS — 3.0%

Archer-Daniels-Midland Co.	743,437	32,257,732
Hershey Co. (The)	9,239	964,552
Kellogg Co.	428,092	26,845,649
Pilgrim's Pride Corp.(1)	313,962	6,568,085
Tyson Foods, Inc., Class A	637,620	28,061,656
		94,697,674
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.0%
Becton Dickinson and Co.	162,580	19,034,866
C.R. Bard, Inc.	103,522	15,319,185
Hill-Rom Holdings, Inc.	82,235	3,169,337
Medtronic, Inc.	594,339	36,575,622
St. Jude Medical, Inc.	393,953	25,760,587
Stryker Corp.	343,859	28,014,193
		127,873,790
HOTELS, RESTAURANTS AND LEISURE — 1.0%
Bally Technologies, Inc.(1)	231,841	15,364,103
Cracker Barrel Old Country Store, Inc.	45,504	4,424,809
International Game Technology	777,435	10,930,736
		30,719,648
HOUSEHOLD DURABLES — 1.2%
Newell Rubbermaid, Inc.	410,490	12,273,651
Whirlpool Corp.	164,961	24,655,071
		36,928,722
HOUSEHOLD PRODUCTS — 2.3%
Energizer Holdings, Inc.	246,257	24,807,930
Kimberly-Clark Corp.	291,466	32,134,126
Procter & Gamble Co. (The)	205,846	16,591,188
		73,533,244
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp. (The)	375,040	5,355,571
INDUSTRIAL CONGLOMERATES — 1.8%
Danaher Corp.	430,800	32,310,000
General Electric Co.	964,847	24,979,889
		57,289,889
INSURANCE — 5.3%
Aflac, Inc.	301,734	19,021,311
American International Group, Inc.	735,858	36,800,259
Amtrust Financial Services, Inc.	416,512	15,665,016
Aspen Insurance Holdings Ltd.	525,369	20,857,149
Everest Re Group Ltd.	66,703	10,208,894
First American Financial Corp.	172,014	4,566,972
Old Republic International Corp.	1,138,010	18,663,364
RenaissanceRe Holdings Ltd.	252,696	24,663,130
Travelers Cos., Inc. (The)	212,618	18,093,792
		168,539,887
INTERNET AND CATALOG RETAIL — 0.1%
HSN, Inc.	26,650	1,591,805

INTERNET SOFTWARE AND SERVICES — 2.4%
eBay, Inc.(1)	70,420	3,890,001
Google, Inc., Class A(1)	65,178	72,641,533
		76,531,534
IT SERVICES — 1.6%
Amdocs Ltd.	76,280	3,543,969
International Business Machines Corp.	244,903	47,141,378
		50,685,347
LEISURE PRODUCTS — 0.8%
Hasbro, Inc.	466,369	25,939,444
MACHINERY — 2.0%
Caterpillar, Inc.	290,068	28,824,057
Dover Corp.	195,095	15,949,016
Snap-On, Inc.	167,604	19,019,702
		63,792,775
MEDIA — 1.1%
John Wiley & Sons, Inc., Class A	44,325	2,554,893
Regal Entertainment Group, Class A	109,454	2,044,601
Time Warner, Inc.	67,217	4,391,287
Walt Disney Co. (The)	337,519	27,025,146
		36,015,927
MULTI-UTILITIES — 0.2%
Wisconsin Energy Corp.	127,216	5,921,905
MULTILINE RETAIL — 2.0%
Dillard's, Inc., Class A	199,274	18,412,918
Macy's, Inc.	264,800	15,699,992
Target Corp.	481,989	29,165,154
		63,278,064
OIL, GAS AND CONSUMABLE FUELS — 5.5%
Chevron Corp.	157,418	18,718,574
EOG Resources, Inc.	23,030	4,517,795
Exxon Mobil Corp.	564,562	55,146,416
Gran Tierra Energy, Inc.(1)	1,276,132	9,545,467
Marathon Petroleum Corp.	328,396	28,583,588
Occidental Petroleum Corp.	212,516	20,250,650
Phillips 66	116,416	8,971,017
Valero Energy Corp.	536,249	28,474,822
		174,208,329
PERSONAL PRODUCTS — 0.5%
Avon Products, Inc.	456,457	6,682,531
Herbalife Ltd.	166,875	9,556,931
		16,239,462
PHARMACEUTICALS — 8.6%
AbbVie, Inc.	765,032	39,322,645
Eli Lilly & Co.	631,867	37,191,692
Johnson & Johnson	774,349	76,064,302
Merck & Co., Inc.	913,700	51,870,749

Pfizer, Inc.	2,038,842	65,487,605
Questcor Pharmaceuticals, Inc.	36,912	2,396,696
		272,333,689
PROFESSIONAL SERVICES — 0.2%
Manpowergroup, Inc.	92,160	7,264,973
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Broadcom Corp., Class A	787,850	24,801,518
Intel Corp.	1,859,630	47,997,050
Texas Instruments, Inc.	230,325	10,859,824
		83,658,392
SOFTWARE — 4.4%
CA, Inc.	292,680	9,064,300
Microsoft Corp.	1,629,252	66,783,039
Oracle Corp.	1,330,494	54,430,510
Synopsys, Inc.(1)	241,939	9,292,877
		139,570,726
SPECIALTY RETAIL — 2.6%
GameStop Corp., Class A	483,020	19,852,122
Guess?, Inc.	133,019	3,671,324
Home Depot, Inc. (The)	407,722	32,263,042
Lowe's Cos., Inc.	44,996	2,200,304
PetSmart, Inc.	129,443	8,917,328
Staples, Inc.	1,488,178	16,875,939
		83,780,059
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.4%
Apple, Inc.	211,893	113,731,449
EMC Corp.	1,323,538	36,278,177
Hewlett-Packard Co.	1,129,609	36,554,147
Seagate Technology plc	136,791	7,682,182
Western Digital Corp.	94,763	8,701,139
		202,947,094
TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Deckers Outdoor Corp.(1)	13,633	1,086,959
Hanesbrands, Inc.	349,115	26,700,315
		27,787,274
THRIFTS AND MORTGAGE FINANCE — 0.1%
EverBank Financial Corp.	128,506	2,535,423
TOBACCO — 0.6%
Altria Group, Inc.	454,992	17,030,351
Philip Morris International, Inc.	8,559	700,725
		17,731,076
TOTAL COMMON STOCKS (Cost $2,438,917,808)		3,137,004,965
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $6,877,481), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $6,738,453)		6,738,447

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $6,048,993), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $5,929,838)		5,929,833
SSgA U.S. Government Money Market Fund	22,846,334	22,846,334
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,514,614)		35,514,614
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $2,474,432,422)		3,172,519,579
OTHER ASSETS AND LIABILITIES — 0.1%		4,089,613
TOTAL NET ASSETS — 100.0%		$3,176,609,192

Notes to Schedule of Investments
†Category is less than 0.05% of total net assets.
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,137,004,965	—	—
Temporary Cash Investments	22,846,334	12,668,280	—
	3,159,851,299	12,668,280	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,477,725,926
Gross tax appreciation of investments	$715,265,964
Gross tax depreciation of investments	(20,472,311)
Net tax appreciation (depreciation) of investments	$694,793,653
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Market Neutral Fund
March 31, 2014

Equity Market Neutral - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 90.1%
AEROSPACE AND DEFENSE — 2.9%
Alliant Techsystems, Inc.	2,286	324,955
Boeing Co. (The)	3,590	450,509
Esterline Technologies Corp.(1)	3,696	393,772
General Dynamics Corp.	3,043	331,444
L-3 Communications Holdings, Inc.	1,209	142,843
Moog, Inc., Class A(1)(2)	6,973	456,801
Northrop Grumman Corp.(2)	2,765	341,146
Raytheon Co.	3,710	366,511
		2,807,981
AIRLINES — 1.4%
Alaska Air Group, Inc.(2)	2,697	251,657
Delta Air Lines, Inc.(2)	13,491	467,463
JetBlue Airways Corp.(1)(2)	25,238	219,318
Southwest Airlines Co.(2)	17,909	422,832
		1,361,270
AUTO COMPONENTS — 2.0%
Gentex Corp.(2)	14,419	454,631
Johnson Controls, Inc.(2)	7,208	341,083
Magna International, Inc.	2,544	245,013
Tenneco, Inc.(1)	6,578	381,984
Visteon Corp.(1)	5,307	469,351
		1,892,062
BANKS — 0.7%
Bank of America Corp.(2)	10,738	184,694
Citigroup, Inc.(2)	6,467	307,829
Regions Financial Corp.(2)	13,410	148,985
		641,508
BEVERAGES — 0.1%
Molson Coors Brewing Co., Class B	1,660	97,708
BIOTECHNOLOGY — 1.1%
Alexion Pharmaceuticals, Inc.(1)	471	71,653
Alkermes plc(1)	1,089	48,014
Amgen, Inc.	490	60,437
Isis Pharmaceuticals, Inc.(1)	4,711	203,562
Myriad Genetics, Inc.(1)(2)	6,252	213,756
Seattle Genetics, Inc.(1)	4,198	191,261
United Therapeutics Corp.(1)	2,325	218,620
		1,007,303
CAPITAL MARKETS — 3.1%
Affiliated Managers Group, Inc.(1)	2,394	478,920
Evercore Partners, Inc., Class A(2)	6,465	357,191
Financial Engines, Inc.(2)	7,578	384,811

Franklin Resources, Inc.(2)	8,735	473,262
Investment Technology Group, Inc.(1)(2)	8,027	162,145
Janus Capital Group, Inc.(2)	19,026	206,813
Legg Mason, Inc.	3,378	165,657
SEI Investments Co.(2)	9,027	303,397
Stifel Financial Corp.(1)	9,143	454,956
		2,987,152
CHEMICALS — 5.5%
Ashland, Inc.	3,727	370,762
Cabot Corp.(2)	8,168	482,402
Celanese Corp.	978	54,289
Dow Chemical Co. (The)(2)	8,549	415,396
Eastman Chemical Co.	5,320	458,637
International Flavors & Fragrances, Inc.	4,012	383,828
Minerals Technologies, Inc.(2)	7,743	499,888
NewMarket Corp.	1,165	455,259
Olin Corp.(2)	16,516	456,007
PPG Industries, Inc.(2)	1,947	376,666
Scotts Miracle-Gro Co. (The), Class A(2)	7,549	462,603
Sigma-Aldrich Corp.	3,884	362,688
W.R. Grace & Co.(1)	4,406	436,943
		5,215,368
COMMERCIAL SERVICES AND SUPPLIES — 2.8%
Deluxe Corp.(2)	7,081	371,540
Herman Miller, Inc.(2)	15,555	499,782
MSA Safety, Inc.(2)	7,989	455,373
Pitney Bowes, Inc.(2)	15,575	404,794
RR Donnelley & Sons Co.(2)	22,037	394,463
Steelcase, Inc., Class A(2)	31,539	523,863
		2,649,815
COMMUNICATIONS EQUIPMENT — 2.1%
ADTRAN, Inc.	14,762	360,340
ARRIS Group, Inc.(1)(2)	10,288	289,916
Brocade Communications Systems, Inc.(1)(2)	44,305	470,076
Ciena Corp.(1)(2)	19,162	435,744
F5 Networks, Inc.(1)	908	96,820
QUALCOMM, Inc.	4,441	350,217
		2,003,113
CONSTRUCTION AND ENGINEERING — 0.5%
AECOM Technology Corp.(1)(2)	14,076	452,825
CONSUMER FINANCE — 1.4%
Cash America International, Inc.(2)	10,927	423,093
Credit Acceptance Corp.(1)	3,171	450,758
Portfolio Recovery Associates, Inc.(1)(2)	7,854	454,433
		1,328,284
CONTAINERS AND PACKAGING — 1.8%
Avery Dennison Corp.(2)	6,484	328,544

Berry Plastics Group, Inc.(1)	7,080	163,902
Packaging Corp. of America(2)	5,935	417,646
Sealed Air Corp.(2)	13,984	459,654
Silgan Holdings, Inc.	2,895	143,361
Sonoco Products Co.(2)	6,100	250,222
		1,763,329
DIVERSIFIED CONSUMER SERVICES — 1.4%
Apollo Education Group, Inc., Class A(1)(2)	13,674	468,198
Graham Holdings Co., Class B	616	433,510
Matthews International Corp., Class A(2)	11,099	452,950
		1,354,658
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Moody's Corp.(2)	4,953	392,872
MSCI, Inc., Class A(1)(2)	8,488	365,154
		758,026
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc.(2)	11,829	414,843
CenturyLink, Inc.(2)	2,712	89,062
Frontier Communications Corp.(2)	77,192	439,994
Verizon Communications, Inc.(2)	8,531	405,820
		1,349,719
ELECTRIC UTILITIES — 0.6%
Edison International(2)	2,024	114,579
Pinnacle West Capital Corp.(2)	5,125	280,132
PNM Resources, Inc.(2)	5,132	138,718
		533,429
ELECTRICAL EQUIPMENT — 1.2%
Babcock & Wilcox Co. (The)(2)	10,742	356,634
Eaton Corp. plc	971	72,942
Emerson Electric Co.	4,560	304,608
Rockwell Automation, Inc.	3,375	420,356
		1,154,540
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.3%
Celestica, Inc.(1)(2)	5,859	64,156
Dolby Laboratories, Inc., Class A(1)(2)	9,678	430,671
Itron, Inc.(1)(2)	6,574	233,640
Zebra Technologies Corp., Class A(1)(2)	6,844	475,042
		1,203,509
ENERGY EQUIPMENT AND SERVICES — 3.3%
Baker Hughes, Inc.(2)	7,067	459,497
Core Laboratories NV	2,132	423,074
Dril-Quip, Inc.(1)	3,431	384,615
Exterran Holdings, Inc.(2)	10,101	443,232
Helmerich & Payne, Inc.	3,461	372,265
Nabors Industries Ltd.(2)	22,108	544,962
Patterson-UTI Energy, Inc.	2,687	85,124

RPC, Inc.(2)	23,186	473,458
		3,186,227
FOOD AND STAPLES RETAILING — 0.7%
Rite Aid Corp.(1)(2)	67,458	422,962
Walgreen Co.	3,776	249,329
		672,291
FOOD PRODUCTS — 2.8%
Archer-Daniels-Midland Co.(2)	10,542	457,417
General Mills, Inc.	4,661	241,533
Hershey Co. (The)	1,323	138,121
Kellogg Co.	7,286	456,905
Keurig Green Mountain, Inc.(2)	3,198	337,677
Pilgrim's Pride Corp.(1)(2)	22,890	478,859
Tootsie Roll Industries, Inc.	1,991	59,612
Tyson Foods, Inc., Class A(2)	10,878	478,741
		2,648,865
GAS UTILITIES — 0.4%
UGI Corp.(2)	8,134	370,992
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.3%
Align Technology, Inc.(1)	3,306	171,218
Becton Dickinson and Co.	3,219	376,880
Boston Scientific Corp.(1)(2)	26,097	352,831
C.R. Bard, Inc.	3,003	444,384
DexCom, Inc.(1)	1,249	51,659
Hill-Rom Holdings, Inc.(2)	2,550	98,277
Medtronic, Inc.	3,433	211,267
St. Jude Medical, Inc.	2,279	149,024
Thoratec Corp.(1)(2)	10,321	369,595
		2,225,135
HEALTH CARE PROVIDERS AND SERVICES — 1.5%
Centene Corp.(1)	6,523	406,057
Mednax, Inc.(1)(2)	6,883	426,608
Owens & Minor, Inc.(2)	6,791	237,889
VCA Antech, Inc.(1)(2)	12,207	393,431
		1,463,985
HOTELS, RESTAURANTS AND LEISURE — 2.2%
Bally Technologies, Inc.(1)(2)	5,441	360,575
Cracker Barrel Old Country Store, Inc.	3,974	386,432
Domino's Pizza, Inc.(2)	5,592	430,416
International Game Technology(2)	20,764	291,942
Royal Caribbean Cruises Ltd.(2)	6,523	355,895
Wendy's Co. (The)(2)	33,678	307,143
		2,132,403
HOUSEHOLD DURABLES — 1.9%
Garmin Ltd.	1,790	98,916
Newell Rubbermaid, Inc.(2)	15,179	453,852
NVR, Inc.(1)	381	437,007

PulteGroup, Inc.(2)	19,194	368,333
Whirlpool Corp.	2,983	445,839
		1,803,947
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	874	60,367
Clorox Co.	3,993	351,424
Energizer Holdings, Inc.	4,730	476,500
Kimberly-Clark Corp.	4,094	451,364
		1,339,655
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp. (The)(2)	32,519	464,371
INDUSTRIAL CONGLOMERATES — 0.4%
Danaher Corp.(2)	4,979	373,425
INSURANCE — 3.7%
Aflac, Inc.(2)	4,886	308,013
Allstate Corp. (The)	813	45,999
American International Group, Inc.(2)	6,170	308,562
Amtrust Financial Services, Inc.(2)	11,983	450,681
Aspen Insurance Holdings Ltd.(2)	11,517	457,225
First American Financial Corp.(2)	11,887	315,600
Hanover Insurance Group, Inc. (The)	7,540	463,258
Old Republic International Corp.(2)	25,710	421,644
RenaissanceRe Holdings Ltd.	4,623	451,205
StanCorp Financial Group, Inc.	3,248	216,966
XL Group plc(2)	1,785	55,781
		3,494,934
INTERNET AND CATALOG RETAIL — 1.3%
Expedia, Inc.(2)	5,973	433,043
HomeAway, Inc.(1)(2)	9,539	359,334
HSN, Inc.(2)	7,403	442,181
		1,234,558
INTERNET SOFTWARE AND SERVICES — 0.6%
Conversant, Inc.(1)(2)	17,595	495,299
LinkedIn Corp., Class A(1)	278	51,414
		546,713
IT SERVICES — 1.7%
Amdocs Ltd.(2)	5,212	242,149
CoreLogic, Inc.(1)(2)	10,537	316,531
Euronet Worldwide, Inc.(1)(2)	8,688	361,334
Jack Henry & Associates, Inc.	7,976	444,742
NeuStar, Inc., Class A(1)(2)	7,666	249,222
		1,613,978
LEISURE PRODUCTS — 0.9%
Brunswick Corp.(2)	8,051	364,630
Hasbro, Inc.(2)	7,861	437,229
Mattel, Inc.	2,452	98,349
		900,208

LIFE SCIENCES TOOLS AND SERVICES — 0.8%
Covance, Inc.(1)	3,163	328,635
Illumina, Inc.(1)	2,783	413,721
		742,356
MACHINERY — 4.4%
Actuant Corp., Class A(2)	8,804	300,657
AGCO Corp.	2,753	151,855
Caterpillar, Inc.	1,419	141,006
Dover Corp.	3,917	320,215
Graco, Inc.(2)	5,725	427,886
IDEX Corp.(2)	5,439	396,449
Lincoln Electric Holdings, Inc.(2)	4,230	304,602
Manitowoc Co., Inc. (The)(2)	15,182	477,474
Oshkosh Corp.(2)	5,860	344,978
Snap-On, Inc.	3,887	441,097
Terex Corp.(2)	6,515	288,614
Toro Co. (The)	1,136	71,784
Valmont Industries, Inc.	1,396	207,781
WABCO Holdings, Inc.(1)(2)	2,900	306,124
		4,180,522
MARINE — 0.5%
Matson, Inc.(2)	19,220	474,542
MEDIA — 1.8%
John Wiley & Sons, Inc., Class A(2)	7,881	454,261
Lions Gate Entertainment Corp.(2)	1,907	50,974
Live Nation Entertainment, Inc.(1)	11,698	254,432
Morningstar, Inc.(2)	570	45,041
Regal Entertainment Group, Class A(2)	21,181	395,661
Starz - Liberty Capital(1)(2)	14,262	460,377
Viacom, Inc., Class B	991	84,225
		1,744,971
METALS AND MINING — 1.5%
Commercial Metals Co.(2)	21,091	398,198
Reliance Steel & Aluminum Co.	3,526	249,147
United States Steel Corp.(2)	17,547	484,473
Worthington Industries, Inc.(2)	8,410	321,682
		1,453,500
MULTI-UTILITIES — 0.8%
Ameren Corp.(2)	1,122	46,226
CenterPoint Energy, Inc.(2)	11,214	265,660
Wisconsin Energy Corp.(2)	9,992	465,128
		777,014
MULTILINE RETAIL — 1.4%
Dillard's, Inc., Class A(2)	4,487	414,599
Macy's, Inc.(2)	7,681	455,406
Target Corp.	7,561	457,516
		1,327,521

OIL, GAS AND CONSUMABLE FUELS — 3.3%
Anadarko Petroleum Corp.(2)	4,668	395,660
Chesapeake Energy Corp.(2)	14,885	381,354
EOG Resources, Inc.	2,335	458,057
Gran Tierra Energy, Inc.(1)(2)	63,255	473,147
Hess Corp.	734	60,834
Marathon Petroleum Corp.	4,481	390,026
Occidental Petroleum Corp.	792	75,470
Phillips 66(2)	733	56,485
SandRidge Energy, Inc.(1)	60,215	369,720
Valero Energy Corp.(2)	8,276	439,455
Western Refining, Inc.(2)	1,488	57,437
		3,157,645
PAPER AND FOREST PRODUCTS — 0.1%
International Paper Co.	1,336	61,296
PERSONAL PRODUCTS — 0.8%
Avon Products, Inc.(2)	21,230	310,807
Herbalife Ltd.	4,166	238,587
Nu Skin Enterprises, Inc., Class A	2,677	221,789
		771,183
PHARMACEUTICALS — 2.8%
AbbVie, Inc.	1,378	70,829
Akorn, Inc.(1)	18,865	415,030
Eli Lilly & Co.	2,043	120,251
Johnson & Johnson	4,325	424,845
Merck & Co., Inc.(2)	7,942	450,867
Pfizer, Inc.(2)	14,183	455,558
Questcor Pharmaceuticals, Inc.(2)	4,758	308,937
Salix Pharmaceuticals Ltd.(1)	3,942	408,431
		2,654,748
PROFESSIONAL SERVICES — 1.3%
FTI Consulting, Inc.(1)(2)	13,616	453,957
Manpowergroup, Inc.(2)	5,803	457,451
Towers Watson & Co., Class A	3,337	380,585
		1,291,993
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
CommonWealth REIT	3,624	95,311
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.4%
CBRE Group, Inc.(1)(2)	14,089	386,461
ROAD AND RAIL — 0.5%
Avis Budget Group, Inc.(1)	1,916	93,309
Swift Transportation Co.(1)(2)	14,460	357,885
		451,194
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.7%
Broadcom Corp., Class A	5,562	175,092
First Solar, Inc.(1)	1,163	81,166
Freescale Semiconductor Ltd.(1)(2)	2,748	67,079

International Rectifier Corp.(1)(2)	10,979	300,824
KLA-Tencor Corp.(2)	3,420	236,459
Microchip Technology, Inc.	1,613	77,037
Microsemi Corp.(1)(2)	7,436	186,123
ON Semiconductor Corp.(1)(2)	36,761	345,553
Semtech Corp.(1)	2,044	51,795
Silicon Laboratories, Inc.(1)	1,157	60,453
		1,581,581
SOFTWARE — 2.8%
Aspen Technology, Inc.(1)(2)	3,207	135,848
CA, Inc.	1,659	51,379
Cadence Design Systems, Inc.(1)(2)	28,756	446,868
Manhattan Associates, Inc.(1)	3,552	124,427
Mentor Graphics Corp.(2)	19,734	434,543
Open Text Corp.(2)	8,578	409,256
Oracle Corp.(2)	7,308	298,970
PTC, Inc.(1)	3,241	114,829
Symantec Corp.(2)	6,005	119,920
Synopsys, Inc.(1)(2)	11,127	427,388
Ultimate Software Group, Inc.(1)	761	104,257
		2,667,685
SPECIALTY RETAIL — 2.6%
Aaron's, Inc.(2)	6,959	210,440
Best Buy Co., Inc.(2)	9,751	257,524
Buckle, Inc. (The)(2)	6,359	291,242
GameStop Corp., Class A(2)	8,136	334,390
Guess?, Inc.(2)	15,638	431,609
PetSmart, Inc.(2)	6,050	416,785
Staples, Inc.(2)	22,716	257,599
Urban Outfitters, Inc.(1)(2)	6,915	252,190
		2,451,779
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 0.9%
EMC Corp.(2)	4,689	128,525
Hewlett-Packard Co.	3,214	104,005
NetApp, Inc.(2)	6,753	249,186
SanDisk Corp.	3,797	308,278
Western Digital Corp.	1,157	106,236
		896,230
TEXTILES, APPAREL AND LUXURY GOODS — 2.1%
Coach, Inc.(2)	6,261	310,921
Deckers Outdoor Corp.(1)	5,962	475,350
Hanesbrands, Inc.(2)	5,413	413,986
Iconix Brand Group, Inc.(1)(2)	9,724	381,862
Steven Madden Ltd.(1)(2)	10,865	390,923
		1,973,042
THRIFTS AND MORTGAGE FINANCE — 0.8%
EverBank Financial Corp.	23,044	454,658

Ocwen Financial Corp.(1)(2)	8,851	346,782
		801,440
TRADING COMPANIES AND DISTRIBUTORS — 1.0%
MRC Global, Inc.(1)(2)	17,425	469,778
WESCO International, Inc.(1)	5,348	445,061
		914,839
TOTAL COMMON STOCKS (Cost $72,758,435)		85,890,139
TEMPORARY CASH INVESTMENTS — 8.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $1,524,418), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $1,493,602)		1,493,601
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $1,340,781), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $1,314,369)		1,314,368
SSgA U.S. Government Money Market Fund	5,062,985	5,062,985
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,870,954)		7,870,954
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 98.4% (Cost $80,629,389)		93,761,093
COMMON STOCKS SOLD SHORT — (88.9)%
AEROSPACE AND DEFENSE — (1.5)%
DigitalGlobe, Inc.	(14,392)	(417,512)
Huntington Ingalls Industries, Inc.	(1,621)	(165,763)
TransDigm Group, Inc.	(2,150)	(398,180)
Triumph Group, Inc.	(6,593)	(425,776)
		(1,407,231)
AIR FREIGHT AND LOGISTICS — (1.2)%
Atlas Air Worldwide Holdings, Inc.	(9,035)	(318,664)
CH Robinson Worldwide, Inc.	(7,814)	(409,376)
UTi Worldwide, Inc.	(39,382)	(417,055)
		(1,145,095)
AUTO COMPONENTS — (0.6)%
Lear Corp.	(3,036)	(254,174)
TRW Automotive Holdings Corp.	(3,393)	(276,937)
		(531,111)
BANKS — (1.6)%
Bank of Hawaii Corp.	(2,005)	(121,523)
BankUnited, Inc.	(9,084)	(315,851)
Commerce Bancshares, Inc.	(6,415)	(297,784)
Cullen/Frost Bankers, Inc.	(1,930)	(149,633)
FirstMerit Corp.	(4,650)	(96,860)
Fulton Financial Corp.	(4,285)	(53,905)
Investors Bancorp, Inc.	(7,338)	(202,822)
Trustmark Corp.	(10,734)	(272,107)
		(1,510,485)
BEVERAGES — (1.4)%
Brown-Forman Corp., Class B	(4,981)	(446,746)

Coca-Cola Co. (The)	(1,284)	(49,639)
Constellation Brands, Inc., Class A	(5,506)	(467,845)
Monster Beverage Corp.	(5,244)	(364,196)
		(1,328,426)
BIOTECHNOLOGY — (1.2)%
Alnylam Pharmaceuticals, Inc.	(2,240)	(150,394)
BioMarin Pharmaceutical, Inc.	(2,821)	(192,420)
Clovis Oncology, Inc.	(2,400)	(166,248)
Intercept Pharmaceuticals, Inc.	(492)	(162,257)
Medivation, Inc.	(2,301)	(148,115)
Puma Biotechnology, Inc.	(1,842)	(191,826)
Theravance, Inc.	(3,570)	(110,456)
		(1,121,716)
BUILDING PRODUCTS — (0.9)%
Armstrong World Industries, Inc.	(7,984)	(425,148)
USG Corp.	(13,010)	(425,687)
		(850,835)
CAPITAL MARKETS — (2.6)%
Bank of New York Mellon Corp. (The)	(13,154)	(464,205)
Charles Schwab Corp. (The)	(16,307)	(445,670)
Eaton Vance Corp.	(10,530)	(401,825)
LPL Financial Holdings, Inc.	(5,257)	(276,203)
Northern Trust Corp.	(7,036)	(461,280)
State Street Corp.	(6,799)	(472,870)
		(2,522,053)
CHEMICALS — (6.0)%
Agrium, Inc.	(4,074)	(397,297)
Air Products & Chemicals, Inc.	(3,716)	(442,353)
Chemtura Corp.	(17,205)	(435,114)
Cytec Industries, Inc.	(3,983)	(388,781)
Ecolab, Inc.	(4,114)	(444,271)
FMC Corp.	(5,488)	(420,161)
Intrepid Potash, Inc.	(29,903)	(462,300)
Kronos Worldwide, Inc.	(25,640)	(427,675)
Mosaic Co. (The)	(9,191)	(459,550)
Praxair, Inc.	(2,818)	(369,074)
Rockwood Holdings, Inc.	(4,226)	(314,414)
Sensient Technologies Corp.	(7,327)	(413,316)
Tronox Ltd., Class A	(18,661)	(443,572)
Valhi, Inc.	(34,549)	(304,722)
		(5,722,600)
COMMERCIAL SERVICES AND SUPPLIES — (2.4)%
Brink's Co. (The)	(3,443)	(98,298)
Clean Harbors, Inc.	(6,149)	(336,904)
Copart, Inc.	(12,424)	(452,109)
Covanta Holding Corp.	(26,178)	(472,513)
Interface, Inc.	(23,218)	(477,130)

Iron Mountain, Inc.	(15,920)	(438,914)
		(2,275,868)
COMMUNICATIONS EQUIPMENT — (0.8)%
EchoStar Corp., Class A	(6,116)	(290,877)
ViaSat, Inc.	(6,230)	(430,119)
		(720,996)
CONSTRUCTION AND ENGINEERING — (1.9)%
Chicago Bridge & Iron Co. NV	(5,161)	(449,781)
EMCOR Group, Inc.	(9,822)	(459,571)
Granite Construction, Inc.	(11,990)	(478,761)
MasTec, Inc.	(10,242)	(444,913)
		(1,833,026)
CONSUMER FINANCE — (0.1)%
Discover Financial Services	(1,611)	(93,744)
CONTAINERS AND PACKAGING — (0.4)%
MeadWestvaco Corp.	(11,080)	(417,051)
DISTRIBUTORS — (0.3)%
Pool Corp.	(4,852)	(297,525)
DIVERSIFIED FINANCIAL SERVICES — (0.9)%
CME Group, Inc.	(4,032)	(298,409)
IntercontinentalExchange Group, Inc.	(2,210)	(437,204)
Leucadia National Corp.	(4,719)	(132,132)
		(867,745)
DIVERSIFIED TELECOMMUNICATION SERVICES — (0.5)%
tw telecom, Inc.	(14,433)	(451,176)
ELECTRIC UTILITIES — (0.9)%
ALLETE, Inc.	(4,746)	(248,785)
ITC Holdings Corp.	(8,862)	(330,996)
Pepco Holdings, Inc.	(14,138)	(289,546)
		(869,327)
ELECTRICAL EQUIPMENT — (0.4)%
Franklin Electric Co., Inc.	(9,985)	(424,562)

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — (2.3)%
Amphenol Corp., Class A	(4,935)	(452,293)
Arrow Electronics, Inc.	(5,876)	(348,799)
Avnet, Inc.	(1,531)	(71,238)
AVX Corp.	(34,516)	(454,921)
Belden, Inc.	(6,057)	(421,567)
SYNNEX Corp.	(6,782)	(411,057)
		(2,159,875)
ENERGY EQUIPMENT AND SERVICES — (3.2)%
Atwood Oceanics, Inc.	(9,561)	(481,779)
Bristow Group, Inc.	(5,919)	(447,003)
Cameron International Corp.	(6,067)	(374,758)
Dresser-Rand Group, Inc.	(8,044)	(469,850)
Helix Energy Solutions Group, Inc.	(2,964)	(68,113)

Hornbeck Offshore Services, Inc.	(8,958)	(374,534)
McDermott International, Inc.	(55,251)	(432,063)
Tidewater, Inc.	(7,476)	(363,483)
		(3,011,583)
FOOD AND STAPLES RETAILING — (2.1)%
Casey's General Stores, Inc.	(5,130)	(346,737)
Costco Wholesale Corp.	(3,985)	(445,045)
Fresh Market, Inc. (The)	(10,117)	(339,931)
Pricesmart, Inc.	(4,122)	(416,033)
United Natural Foods, Inc.	(6,168)	(437,435)
		(1,985,181)
FOOD PRODUCTS — (2.5)%
Campbell Soup Co.	(8,664)	(388,841)
Darling International, Inc.	(22,864)	(457,737)
Hain Celestial Group, Inc. (The)	(4,224)	(386,369)
McCormick & Co., Inc.	(3,942)	(282,799)
Post Holdings, Inc.	(7,392)	(407,447)
WhiteWave Foods Co., Class A	(15,064)	(429,927)
		(2,353,120)
GAS UTILITIES — (1.4)%
New Jersey Resources Corp.	(3,178)	(158,265)
Piedmont Natural Gas Co., Inc.	(9,138)	(323,394)
South Jersey Industries, Inc.	(7,104)	(398,463)
WGL Holdings, Inc.	(10,323)	(413,539)
		(1,293,661)
HEALTH CARE EQUIPMENT AND SUPPLIES — (0.9)%
IDEXX Laboratories, Inc.	(3,407)	(413,610)
Sirona Dental Systems, Inc.	(6,064)	(452,799)
		(866,409)
HEALTH CARE PROVIDERS AND SERVICES — (2.6)%
Acadia Healthcare Co., Inc.	(7,481)	(337,543)
Air Methods Corp.	(8,347)	(445,980)
AmerisourceBergen Corp.	(6,726)	(441,159)
Brookdale Senior Living, Inc.	(13,561)	(454,429)
MWI Veterinary Supply, Inc.	(2,239)	(348,433)
Tenet Healthcare Corp.	(9,951)	(426,002)
		(2,453,546)
HOTELS, RESTAURANTS AND LEISURE — (3.0)%
BJ's Restaurants, Inc.	(6,179)	(202,115)
Carnival Corp.	(11,423)	(432,475)
Life Time Fitness, Inc.	(9,366)	(450,505)
Marriott International, Inc., Class A	(8,293)	(464,574)
Norwegian Cruise Line Holdings Ltd.	(3,216)	(103,780)
Panera Bread Co., Class A	(2,013)	(355,234)
Six Flags Entertainment Corp.	(3,029)	(121,614)
Starbucks Corp.	(5,925)	(434,777)

Yum! Brands, Inc.	(3,806)	(286,934)
		(2,852,008)
HOUSEHOLD DURABLES — (3.0)%
DR Horton, Inc.	(19,997)	(432,935)
Jarden Corp.	(6,122)	(366,279)
Lennar Corp., Class A	(10,879)	(431,026)
M.D.C. Holdings, Inc.	(15,238)	(430,931)
Ryland Group, Inc.	(1,255)	(50,112)
Standard Pacific Corp.	(36,924)	(306,838)
Tempur Sealy International, Inc.	(8,719)	(441,792)
Toll Brothers, Inc.	(12,325)	(442,468)
		(2,902,381)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — (0.5)%
NRG Energy, Inc.	(15,097)	(480,085)
INSURANCE — (2.2)%
Loews Corp.	(1,037)	(45,680)
Marsh & McLennan Cos., Inc.	(9,071)	(447,200)
Platinum Underwriters Holdings Ltd.	(6,254)	(375,866)
ProAssurance Corp.	(10,363)	(461,464)
Prudential Financial, Inc.	(657)	(55,615)
RLI Corp.	(7,958)	(352,062)
White Mountains Insurance Group Ltd.	(673)	(403,733)
		(2,141,620)
INTERNET SOFTWARE AND SERVICES — (1.1)%
Equinix, Inc.	(2,485)	(459,327)
Pandora Media, Inc.	(12,705)	(385,216)
Rackspace Hosting, Inc.	(5,935)	(194,787)
		(1,039,330)
IT SERVICES — (2.5)%
Alliance Data Systems Corp.	(1,430)	(389,603)
Automatic Data Processing, Inc.	(4,446)	(343,498)
Fiserv, Inc.	(6,285)	(356,297)
FleetCor Technologies, Inc.	(901)	(103,705)
Leidos Holdings, Inc.	(7,753)	(274,224)
MAXIMUS, Inc.	(9,259)	(415,359)
WEX, Inc.	(4,868)	(462,703)
		(2,345,389)
LIFE SCIENCES TOOLS AND SERVICES — (0.9)%
Bio-Rad Laboratories, Inc., Class A	(484)	(62,010)
PAREXEL International Corp.	(7,976)	(431,422)
Waters Corp.	(3,596)	(389,842)
		(883,274)
MACHINERY — (2.9)%
Chart Industries, Inc.	(5,342)	(424,956)
CLARCOR, Inc.	(7,983)	(457,825)
Flowserve Corp.	(821)	(64,317)
Harsco Corp.	(9,892)	(231,770)

Ingersoll-Rand plc	(774)	(44,304)
ITT Corp.	(9,876)	(422,298)
Middleby Corp. (The)	(1,342)	(354,570)
Nordson Corp.	(4,513)	(318,121)
Wabtec Corp.	(5,554)	(430,435)
		(2,748,596)
MEDIA — (3.2)%
AMC Networks, Inc., Class A	(5,982)	(437,224)
Cinemark Holdings, Inc.	(10,315)	(299,238)
Discovery Communications, Inc., Class A	(3,394)	(280,684)
DISH Network Corp., Class A	(7,261)	(451,707)
Loral Space & Communications, Inc.	(5,105)	(361,077)
Madison Square Garden Co. (The), Class A	(1,938)	(110,039)
New York Times Co. (The)	(25,973)	(444,658)
Sinclair Broadcast Group, Inc., Class A	(10,112)	(273,934)
Twenty-First Century Fox, Inc.	(13,628)	(435,687)
		(3,094,248)
METALS AND MINING — (2.9)%
Allegheny Technologies, Inc.	(12,263)	(462,070)
AuRico Gold, Inc.	(14,272)	(62,083)
Barrick Gold Corp.	(6,802)	(121,280)
Carpenter Technology Corp.	(7,247)	(478,592)
Goldcorp, Inc.	(2,738)	(67,026)
Hecla Mining Co.	(30,143)	(92,539)
New Gold, Inc.	(81,327)	(396,876)
Nucor Corp.	(7,632)	(385,721)
Royal Gold, Inc.	(2,078)	(130,124)
Stillwater Mining Co.	(31,653)	(468,781)
Tahoe Resources, Inc.	(4,462)	(94,371)
		(2,759,463)
MULTI-UTILITIES — (0.9)%
MDU Resources Group, Inc.	(10,170)	(348,933)
NiSource, Inc.	(11,215)	(398,469)
Sempra Energy	(1,416)	(137,012)
		(884,414)
MULTILINE RETAIL — (0.3)%
Family Dollar Stores, Inc.	(4,326)	(250,951)
OIL, GAS AND CONSUMABLE FUELS — (4.8)%
Approach Resources, Inc.	(3,491)	(72,997)
Cobalt International Energy, Inc.	(8,387)	(153,650)
Concho Resources, Inc.	(410)	(50,225)
Consol Energy, Inc.	(11,235)	(448,838)
Continental Resources, Inc.	(3,429)	(426,122)
Devon Energy Corp.	(3,987)	(266,850)
Enbridge, Inc.	(6,250)	(284,437)
Energen Corp.	(5,380)	(434,758)
Gulfport Energy Corp.	(6,397)	(455,338)

Kinder Morgan, Inc.	(2,885)	(93,734)
Kodiak Oil & Gas Corp.	(36,729)	(445,890)
Pioneer Natural Resources Co.	(578)	(108,167)
Range Resources Corp.	(1,907)	(158,224)
Spectra Energy Corp.	(9,223)	(340,698)
Tesoro Corp.	(1,219)	(61,669)
Whiting Petroleum Corp.	(4,768)	(330,851)
Williams Cos., Inc. (The)	(10,801)	(438,305)
		(4,570,753)
PHARMACEUTICALS — (1.3)%
Hospira, Inc.	(8,899)	(384,882)
Jazz Pharmaceuticals plc	(1,118)	(155,044)
Pacira Pharmaceuticals, Inc.	(2,020)	(141,380)
Perrigo Co. plc	(2,707)	(418,664)
Valeant Pharmaceuticals International, Inc.	(1,383)	(182,321)
		(1,282,291)
PROFESSIONAL SERVICES — (0.7)%
Advisory Board Co. (The)	(4,605)	(295,871)
IHS, Inc., Class A	(3,041)	(369,482)
		(665,353)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (1.5)%
American Realty Capital Properties, Inc.	(13,344)	(187,083)
CBL & Associates Properties, Inc.	(10,193)	(180,926)
Crown Castle International Corp.	(3,914)	(288,775)
Plum Creek Timber Co., Inc.	(6,130)	(257,705)
SL Green Realty Corp.	(614)	(61,781)
Weingarten Realty Investors	(7,223)	(216,690)
WP Carey, Inc.	(4,449)	(267,251)
		(1,460,211)
REAL ESTATE MANAGEMENT AND DEVELOPMENT — (1.6)%
Alexander & Baldwin, Inc.	(10,014)	(426,196)
Brookfield Asset Management, Inc., Class A	(7,342)	(299,920)
Howard Hughes Corp. (The)	(3,169)	(452,248)
St Joe Co. (The)	(20,216)	(389,158)
		(1,567,522)
ROAD AND RAIL — (1.1)%
Genesee & Wyoming, Inc., Class A	(1,284)	(124,959)
JB Hunt Transport Services, Inc.	(6,335)	(455,613)
Kansas City Southern	(4,505)	(459,780)
		(1,040,352)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.6)%
SunEdison, Inc.	(28,159)	(530,515)
SOFTWARE — (1.4)%
Concur Technologies, Inc.	(3,518)	(348,528)
Fortinet, Inc.	(1,955)	(43,069)
Guidewire Software, Inc.	(2,377)	(116,592)
Nuance Communications, Inc.	(24,211)	(415,703)

Solera Holdings, Inc.	(6,748)	(427,418)
		(1,351,310)
SPECIALTY RETAIL — (3.9)%
Abercrombie & Fitch Co., Class A	(11,415)	(439,477)
Cabela's, Inc.	(6,417)	(420,378)
CarMax, Inc.	(9,498)	(444,506)
Conn's, Inc.	(11,431)	(444,094)
Dick's Sporting Goods, Inc.	(7,423)	(405,370)
Lumber Liquidators Holdings, Inc.	(4,186)	(392,647)
Penske Automotive Group, Inc.	(9,135)	(390,613)
Rent-A-Center, Inc.	(11,350)	(301,910)
Sally Beauty Holdings, Inc.	(1,602)	(43,895)
Ulta Salon Cosmetics & Fragrance, Inc.	(4,382)	(427,157)
		(3,710,047)
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — (0.8)%
NCR Corp.	(10,141)	(370,654)
Stratasys Ltd.	(3,869)	(410,462)
		(781,116)
TEXTILES, APPAREL AND LUXURY GOODS — (1.8)%
Carter's, Inc.	(5,891)	(457,436)
NIKE, Inc., Class B	(5,682)	(419,672)
PVH Corp.	(3,797)	(473,752)
Ralph Lauren Corp.	(2,141)	(344,551)
		(1,695,411)
THRIFTS AND MORTGAGE FINANCE — (1.9)%
Astoria Financial Corp.	(31,761)	(438,937)
Capitol Federal Financial, Inc.	(35,413)	(444,433)
Nationstar Mortgage Holdings, Inc.	(7,633)	(247,767)
People's United Financial, Inc.	(16,290)	(242,232)
Washington Federal, Inc.	(18,052)	(420,612)
		(1,793,981)
TOBACCO — (0.4)%
Universal Corp.	(7,583)	(423,814)
TRADING COMPANIES AND DISTRIBUTORS — (2.2)%
Air Lease Corp.	(12,126)	(452,179)
Fastenal Co.	(9,011)	(444,422)
GATX Corp.	(7,198)	(488,600)
MSC Industrial Direct Co., Inc., Class A	(4,366)	(377,746)
Textainer Group Holdings Ltd.	(8,440)	(322,999)
		(2,085,946)
WIRELESS TELECOMMUNICATION SERVICES — (0.9)%
Telephone & Data Systems, Inc.	(18,432)	(483,103)
United States Cellular Corp.	(8,769)	(359,616)
		(842,719)
TOTAL COMMON STOCKS SOLD SHORT — (88.9)% (Proceeds $78,573,613)		(84,697,047)

OTHER ASSETS AND LIABILITIES(3) — 90.5%	86,253,662
TOTAL NET ASSETS — 100.0%	$95,317,708

Notes to Schedule of Investments

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $47,964,933.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	85,890,139	—	—
Temporary Cash Investments	5,062,985	2,807,969	—
	90,953,124	2,807,969	—
Liabilities
Securities Sold Short
Common Stocks	(84,697,047)	—	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$80,642,857
Gross tax appreciation of investments	$14,343,074
Gross tax depreciation of investments	(1,224,838)
Net tax appreciation (depreciation) of investments	$13,118,236
Net tax appreciation (depreciation) on securities sold short	$(6,224,186)
Net tax appreciation (depreciation)	$6,894,050

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2014

Global Gold - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS - 99.0%
AUSTRALIA - 2.6%
Newcrest Mining Ltd.(1)	1,271,213	11,659,552
CANADA - 70.7%
Agnico-Eagle Mines Ltd.	311,846	9,441,416
Agnico-Eagle Mines Ltd. New York Shares	250,000	7,562,500
Alacer Gold Corp.	820,100	2,077,142
Alamos Gold, Inc.	410,900	3,713,153
Argonaut Gold, Inc.(1)	888,400	3,873,440
ATAC Resources Ltd.(1)	2,801,700	2,559,672
AuRico Gold, Inc.	936,631	4,083,728
B2Gold Corp.(1)	4,060,882	11,020,033
Barrick Gold Corp.	2,466,112	43,970,777
Belo Sun Mining Corp.(1)	4,687,700	1,653,734
Continental Gold Ltd.(1)	621,000	2,145,834
Detour Gold Corp.(1)	447,401	3,873,024
Dundee Precious Metals, Inc.(1)	541,000	1,952,592
Eldorado Gold Corp.	2,090,400	11,629,091
First Majestic Silver Corp.(1)	273,900	2,641,134
Franco-Nevada Corp.	546,094	25,094,143
GoGold Resources, Inc.(1)	4,050,000	5,605,156
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $3,843,794)(1)(2)(3)	5,918,108	3,640,265
Goldcorp, Inc.	2,208,676	53,883,303
Goldcorp, Inc. New York Shares	39,500	966,960
IAMGOLD Corp.	546,719	1,923,778
Kinross Gold Corp.	2,235,152	9,239,841
Kinross Gold Corp. New York Shares	1,354,457	5,607,452
Midas Gold Corp.(1)	768,200	604,554
Nevsun Resources Ltd.	220,400	745,632
New Gold, Inc.(1)	2,374,800	11,750,480
Osisko Mining Corp.(1)	1,767,900	11,002,399
Pan American Silver Corp.	96,870	1,245,158
Pan American Silver Corp. NASDAQ Shares	174,400	2,244,528
Premier Gold Mines Ltd.(1)	1,198,800	2,049,509
Pretium Resources, Inc.(1)	143,400	832,771
Primero Mining Corp.(1)	585,812	4,244,554
Sandstorm Gold Ltd.(1)	566,207	3,175,471
SEMAFO, Inc.	372,000	1,312,347
Silver Wheaton Corp.	904,600	20,534,420
Tahoe Resources, Inc.(1)	276,000	5,834,573
Timmins Gold Corp.(1)	667,800	839,658
Torex Gold Resources, Inc.(1)	5,283,590	5,113,923
Virginia Mines, Inc.(1)	319,300	3,538,150
Yamana Gold, Inc.	1,457,142	12,759,054

Yamana Gold, Inc. New York Shares	789,081	6,928,131
		312,913,480
CHINA - 0.4%
Zhaojin Mining Industry Co. Ltd.	840,000	501,412
Zijin Mining Group Co. Ltd. H Shares	6,218,000	1,322,723
		1,824,135
HONG KONG - 0.2%
G-Resources Group Ltd.(1)	24,249,000	715,918
PERU - 2.5%
Cia de Minas Buenaventura SA ADR	867,600	10,905,732
SOUTH AFRICA - 5.4%
AngloGold Ashanti Ltd.(1)	381,002	6,563,554
AngloGold Ashanti Ltd. ADR(1)	499,676	8,534,466
Gold Fields Ltd.	1,462,510	5,512,467
Harmony Gold Mining Co. Ltd.(1)	773,950	2,370,669
Sibanye Gold Ltd. ADR	106,800	889,644
		23,870,800
UNITED KINGDOM - 6.6%
Fresnillo plc	252,303	3,547,989
Randgold Resources Ltd. ADR	344,800	25,860,000
		29,407,989
UNITED STATES - 10.6%
Coeur Mining, Inc.(1)	225,959	2,099,159
Hecla Mining Co.	679,075	2,084,760
McEwen Mining, Inc.(1)	749,100	1,775,367
Newmont Mining Corp.	925,114	21,684,672
Royal Gold, Inc.	305,421	19,125,463
		46,769,421
TOTAL COMMON STOCKS (Cost $348,822,173)		438,067,027
WARRANTS - 0.3%
CANADA - 0.3%
GoGold Resources, Inc.(1)	1,923,750	591,655
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $-)(1)(2)(3)	2,959,054	508,567
Sandstorm Gold Ltd.(1)	115,000	154,998
Torex Gold Resources, Inc.(1)	750,000	33,921
TOTAL WARRANTS (Cost $-)		1,289,141
TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $736,968), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $722,071)		722,070
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $648,190), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $635,422)		635,421
SSgA U.S. Government Money Market Fund	2,448,148	2,448,148
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,805,639)		3,805,639
TOTAL INVESTMENT SECURITIES - 100.2% (Cost $352,627,812)		443,161,807

OTHER ASSETS AND LIABILITIES - (0.2)%	(817,653)
TOTAL NET ASSETS - 100.0%	$442,344,154

Notes to Schedule of Investments
ADR - American Depositary Receipt

(1)	Non-income producing.

(2)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,148,832, which represented 0.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Foreign Common Stocks	134,004,610	257,292,996	—
Domestic Common Stocks	46,769,421	—	—
Warrants	—	1,289,141	—
Temporary Cash Investments	2,448,148	1,357,491	—
	183,222,179	259,939,628	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended March 31, 2014 follows:

	June 30, 2013					March 31, 2014
Company	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Gold Standard
Ventures Corp.(1)	—	$3,843,794	$—	$—	$—	5,918,108	$3,640,265
Gold Standard
Ventures Corp.(1)	—	—	—	—	—	2,959,054	508,567
		$3,843,794	$—	$—	$—		$4,148,832

(1) Non-income producing.

4. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$379,383,559
Gross tax appreciation of investments	$136,906,602
Gross tax depreciation of investments	(73,128,354)
Net tax appreciation (depreciation) of investments	$63,778,248

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
March 31, 2014

Income & Growth - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
AEROSPACE AND DEFENSE — 5.2%
Boeing Co. (The)	198,291	24,883,538
General Dynamics Corp.	200,533	21,842,054
Honeywell International, Inc.	168,131	15,595,832
Lockheed Martin Corp.	133,078	21,723,653
Raytheon Co.	203,574	20,111,075
		104,156,152
AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	234,601	22,845,445
AUTO COMPONENTS — 1.9%
Delphi Automotive plc	142,683	9,682,469
Gentex Corp.	220,244	6,944,293
Johnson Controls, Inc.	136,757	6,471,341
Magna International, Inc.	152,854	14,721,369
		37,819,472
BANKS — 3.8%
Bank of America Corp.	843,855	14,514,306
Citigroup, Inc.	71,370	3,397,212
Fifth Third Bancorp	143,177	3,285,912
JPMorgan Chase & Co.	703,880	42,732,555
Wells Fargo & Co.	245,177	12,195,104
		76,125,089
BEVERAGES — 1.8%
Coca-Cola Co. (The)	58,026	2,243,285
Dr Pepper Snapple Group, Inc.	278,811	15,184,047
PepsiCo, Inc.	215,299	17,977,467
		35,404,799
BIOTECHNOLOGY — 1.4%
Amgen, Inc.	233,272	28,771,768
CAPITAL MARKETS — 1.6%
Franklin Resources, Inc.	315,798	17,109,935
Janus Capital Group, Inc.	1,315,293	14,297,235
		31,407,170
CHEMICALS — 3.4%
Dow Chemical Co. (The)	523,260	25,425,203
E.I. du Pont de Nemours & Co.	379,433	25,459,954
Potash Corp. of Saskatchewan, Inc.	449,116	16,266,982
		67,152,139
COMMERCIAL SERVICES AND SUPPLIES — 1.1%
Pitney Bowes, Inc.	590,482	15,346,627

Steelcase, Inc., Class A	457,783	7,603,776
		22,950,403
COMMUNICATIONS EQUIPMENT — 3.3%
Cisco Systems, Inc.	1,284,824	28,792,906
Harris Corp.	85,586	6,261,472
QUALCOMM, Inc.	384,603	30,329,792
		65,384,170
CONTAINERS AND PACKAGING — 1.6%
Avery Dennison Corp.	22,130	1,121,327
Packaging Corp. of America	225,949	15,900,031
Sonoco Products Co.	364,703	14,960,117
		31,981,475
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Berkshire Hathaway, Inc., Class B(1)	85,040	10,627,449
Interactive Brokers Group, Inc., Class A	50,188	1,087,574
		11,715,023
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
AT&T, Inc.	1,055,140	37,003,760
BCE, Inc.	344,805	14,874,888
Verizon Communications, Inc.	792,676	37,707,597
		89,586,245
ELECTRIC UTILITIES — 0.1%
Entergy Corp.	38,040	2,542,974
ELECTRICAL EQUIPMENT — 2.0%
Emerson Electric Co.	306,820	20,495,576
Rockwell Automation, Inc.	160,758	20,022,409
		40,517,985
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Corning, Inc.	750,045	15,615,937
ENERGY EQUIPMENT AND SERVICES — 0.8%
Ensco plc, Class A	321,652	16,976,792
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	431,561	18,725,432
Kellogg Co.	266,719	16,725,948
		35,451,380
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.6%
Becton Dickinson and Co.	147,460	17,264,617
Medtronic, Inc.	401,222	24,691,202
ResMed, Inc.	165,889	7,413,580
St. Jude Medical, Inc.	285,198	18,649,097
Stryker Corp.	40,324	3,285,196
		71,303,692
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Cardinal Health, Inc.	70,210	4,913,296

HOTELS, RESTAURANTS AND LEISURE — 0.7%
International Game Technology	1,016,627	14,293,776
HOUSEHOLD DURABLES — 1.2%
Garmin Ltd.	346,463	19,145,545
Leggett & Platt, Inc.	20,354	664,355
Newell Rubbermaid, Inc.	154,715	4,625,978
		24,435,878
HOUSEHOLD PRODUCTS — 1.8%
Clorox Co.	8,741	769,295
Energizer Holdings, Inc.	42,895	4,321,242
Kimberly-Clark Corp.	182,043	20,070,241
Procter & Gamble Co. (The)	131,298	10,582,619
		35,743,397
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	186,482	25,298,148
General Electric Co.	607,498	15,728,123
		41,026,271
INSURANCE — 5.3%
Aflac, Inc.	308,822	19,468,139
Allstate Corp. (The)	171,137	9,682,931
American International Group, Inc.	461,256	23,067,413
MetLife, Inc.	409,328	21,612,518
Old Republic International Corp.	925,767	15,182,579
Travelers Cos., Inc. (The)	194,399	16,543,355
		105,556,935
INTERNET SOFTWARE AND SERVICES — 0.9%
Google, Inc., Class A(1)	16,854	18,783,951
IT SERVICES — 2.2%
International Business Machines Corp.	199,940	38,486,450
Science Applications International Corp.	135,669	5,072,664
		43,559,114
LEISURE PRODUCTS — 1.8%
Hasbro, Inc.	332,457	18,491,259
Mattel, Inc.	439,166	17,614,948
		36,106,207
MACHINERY — 2.8%
Caterpillar, Inc.	241,926	24,040,187
Dover Corp.	178,127	14,561,882
Snap-On, Inc.	146,083	16,577,499
		55,179,568
MEDIA — 1.1%
Regal Entertainment Group, Class A	359,265	6,711,070
Viacom, Inc., Class B	38,975	3,312,486

Walt Disney Co. (The)	137,646	11,021,315
		21,044,871
MULTI-UTILITIES — 0.3%
CenterPoint Energy, Inc.	163,998	3,885,113
Wisconsin Energy Corp.	40,604	1,890,116
		5,775,229
MULTILINE RETAIL — 1.0%
Target Corp.	329,578	19,942,765
OIL, GAS AND CONSUMABLE FUELS — 5.6%
Chevron Corp.	99,221	11,798,369
ConocoPhillips	348,557	24,520,985
Exxon Mobil Corp.	352,182	34,401,138
Marathon Petroleum Corp.	24,065	2,094,618
Occidental Petroleum Corp.	234,631	22,357,988
Valero Energy Corp.	302,553	16,065,564
		111,238,662
PAPER AND FOREST PRODUCTS — 0.9%
International Paper Co.	376,110	17,255,927
PHARMACEUTICALS — 8.6%
AbbVie, Inc.	444,761	22,860,715
Eli Lilly & Co.	396,311	23,326,865
Johnson & Johnson	482,750	47,420,533
Merck & Co., Inc.	640,893	36,383,496
Pfizer, Inc.	1,268,600	40,747,432
		170,739,041
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Digital Realty Trust, Inc.	31,355	1,664,323
Hospitality Properties Trust	178,848	5,136,515
Senior Housing Properties Trust	664,500	14,931,315
		21,732,153
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.6%
Broadcom Corp., Class A	251,906	7,930,001
Intel Corp.	1,165,343	30,077,503
Marvell Technology Group Ltd.	822,161	12,949,035
Texas Instruments, Inc.	455,307	21,467,725
		72,424,264
SOFTWARE — 5.2%
CA, Inc.	550,689	17,054,838
Compuware Corp.	1,187,980	12,473,790
Microsoft Corp.	1,248,421	51,172,777
Oracle Corp.	228,544	9,349,735
Symantec Corp.	695,533	13,889,794
		103,940,934
SPECIALTY RETAIL — 1.7%
Best Buy Co., Inc.	147,890	3,905,775

GameStop Corp., Class A	319,201	13,119,161
Lowe's Cos., Inc.	27,888	1,363,723
Staples, Inc.	1,359,313	15,414,610
		33,803,269
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.4%
Apple, Inc.	131,746	70,713,348
Hewlett-Packard Co.	328,413	10,627,445
Lexmark International, Inc., Class A	414,795	19,200,861
Seagate Technology plc	340,365	19,114,898
Western Digital Corp.	87,681	8,050,869
		127,707,421
THRIFTS AND MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	232,900	3,742,703
TOBACCO — 3.9%
Altria Group, Inc.	630,626	23,604,331
Lorillard, Inc.	346,224	18,723,794
Philip Morris International, Inc.	208,725	17,088,316
Reynolds American, Inc.	335,019	17,896,715
		77,313,156
TOTAL COMMON STOCKS (Cost $1,452,141,696)		1,973,966,898
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $3,841,194), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $3,763,544)		3,763,541
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $3,378,469), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $3,311,919)		3,311,916
SSgA U.S. Government Money Market Fund	12,604,095	12,604,095
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,679,552)		19,679,552
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,471,821,248)		1,993,646,450
OTHER ASSETS AND LIABILITIES†		(172,841)
TOTAL NET ASSETS — 100.0%		$1,993,473,609

Notes to Schedule of Investments
†Category is less than 0.05% of total net assets.
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,973,966,898	—	—
Temporary Cash Investments	12,604,095	7,075,457	—
	1,986,570,993	7,075,457	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,475,401,089
Gross tax appreciation of investments	$528,819,794
Gross tax depreciation of investments	(10,574,433)
Net tax appreciation (depreciation) of investments	$518,245,361

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
March 31, 2014

International Core Equity - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
AUSTRALIA — 7.9%
Australia & New Zealand Banking Group Ltd.	6,503	199,381
Bendigo and Adelaide Bank Ltd.	6,547	69,096
Downer EDI Ltd.	6,303	29,344
Fortescue Metals Group Ltd.	29,181	142,078
Insurance Australia Group Ltd.	30,098	155,475
Mineral Resources Ltd.	4,132	43,992
National Australia Bank Ltd.	2,855	93,888
Regis Resources Ltd.	49,676	104,578
Seven Group Holdings Ltd.	4,756	36,432
Telstra Corp. Ltd.	34,670	163,337
Westpac Banking Corp.	5,978	191,601
		1,229,202
AUSTRIA — 0.4%
OMV AG	948	43,014
Raiffeisen Bank International AG	715	23,837
		66,851
BELGIUM — 1.5%
Bekaert SA	2,563	104,480
Delhaize Group SA	882	64,460
KBC Groep NV	1,058	65,080
		234,020
DENMARK — 2.0%
AP Moeller - Maersk A/S B Shares	12	143,929
H. Lundbeck A/S	2,203	67,886
Vestas Wind Systems A/S(1)	2,434	97,821
		309,636
FINLAND — 0.5%
Kesko Oyj B Shares	866	37,784
Kone Oyj B Shares	1,112	46,632
		84,416
FRANCE — 9.2%
AXA SA	1,008	26,197
BNP Paribas SA	1,318	101,663
Bouygues SA	3,938	164,247
Cie Generale des Etablissements Michelin Class B	925	115,683
Faurecia(1)	1,643	69,444
GDF Suez	7,113	194,613
Interparfums SA	3,477	163,534
Metropole Television SA	6,782	147,529
Societe Generale SA	1,393	85,792
Suez Environnement Co.	6,166	125,253
Total SA	2,521	165,317

Vinci SA	920	68,328
		1,427,600
GERMANY — 8.0%
Allianz SE	888	150,105
BASF SE	1,819	202,180
Continental AG	398	95,350
Deutsche Telekom AG	7,363	118,985
E.ON AG	872	17,047
Hannover Rueck SE	1,555	139,096
Merck KGaA	586	98,693
Metro AG(1)	1,071	43,710
Muenchener Rueckversicherungs AG	249	54,405
ProSiebenSat.1 Media AG	3,410	156,060
RWE AG	1,151	46,714
Siemens AG	972	130,828
		1,253,173
HONG KONG — 3.4%
BOC Hong Kong Holdings Ltd.	7,500	21,369
FIH Mobile Ltd.(1)	152,000	83,873
Hang Seng Bank Ltd.	6,100	97,125
Link Real Estate Investment Trust (The)	31,000	152,472
Sands China Ltd.	2,400	17,931
SJM Holdings Ltd.	49,000	137,717
Wharf Holdings Ltd.	4,000	25,578
		536,065
IRELAND — 0.2%
Bank of Ireland(1)	78,943	33,497
ISRAEL — 1.0%
Bank Hapoalim BM	2,847	16,245
Mizrahi Tefahot Bank Ltd.	2,002	27,365
Teva Pharmaceutical Industries Ltd.	2,062	106,485
		150,095
ITALY — 2.2%
Atlantia SpA	6,187	158,963
ENI SpA	5,605	140,613
Telecom Italia SpA	38,645	45,573
		345,149
JAPAN — 19.6%
Aeon Co. Ltd.	7,300	82,255
Asahi Kasei Corp.	19,000	129,225
Astellas Pharma, Inc.	5,000	59,294
Bridgestone Corp.	4,800	170,208
Central Japan Railway Co.	900	105,159
Dai Nippon Printing Co. Ltd.	11,000	105,401
Daito Trust Construction Co. Ltd.	200	18,507
FamilyMart Co. Ltd.	2,000	87,875
Fuji Heavy Industries Ltd.	6,200	167,712
FUJIFILM Holdings Corp.	6,100	163,766
Gree, Inc.	2,100	23,194

GungHo Online Entertainment, Inc.	6,000	32,728
Hino Motors Ltd.	7,000	103,832
Hoya Corp.	2,000	62,258
Japan Airlines Co. Ltd.	2,700	132,888
JGC Corp.	1,000	34,782
Kao Corp.	700	24,802
KDDI Corp.	1,900	110,007
Konica Minolta Holdings, Inc.	14,000	130,621
Lawson, Inc.	600	42,436
Mitsubishi Electric Corp.	3,000	33,774
Mitsubishi Motors Corp.	5,300	55,457
Nippon Telegraph & Telephone Corp.	2,100	114,323
NTT Data Corp.	1,700	66,129
NTT DoCoMo, Inc.	1,900	29,968
Panasonic Corp.	13,900	157,968
Seiko Epson Corp.	5,300	164,831
Seven & I Holdings Co. Ltd.	1,800	68,781
Seven Bank Ltd.	15,400	60,427
Shin-Etsu Chemical Co. Ltd.	2,100	120,000
Showa Shell Sekiyu KK	6,700	59,850
Sony Corp.	100	1,911
Sumitomo Chemical Co. Ltd.	18,000	66,444
Sumitomo Mitsui Financial Group, Inc.	1,600	68,347
Sumitomo Mitsui Trust Holdings, Inc.	10,000	45,148
Suzuki Motor Corp.	600	15,660
TDK Corp.	2,400	100,218
Toyota Motor Corp.	800	45,156
		3,061,342
NETHERLANDS — 1.6%
ING Groep NV CVA(1)	2,590	36,662
Koninklijke Ahold NV	8,359	167,900
TomTom NV(1)	6,136	41,472
		246,034
NEW ZEALAND — 1.0%
Telecom Corp. of New Zealand Ltd.	74,890	158,583
NORWAY — 1.6%
Statoil ASA	5,780	163,135
Telenor ASA	1,182	26,195
Yara International ASA	1,286	56,828
		246,158
PORTUGAL — 1.2%
Banco Espirito Santo SA(1)	21,569	40,382
EDP - Energias de Portugal SA	31,050	144,198
		184,580
SINGAPORE — 1.2%
Singapore Post Ltd.	140,000	151,363
United Overseas Bank Ltd.	2,000	34,423
		185,786

SPAIN — 3.3%
Banco Bilbao Vizcaya Argentaria SA	5,655	67,919
Banco Santander SA	29,274	279,119
CaixaBank SA	7,876	50,671
Gas Natural SDG SA	1,808	50,837
Mapfre SA	17,356	73,166
		521,712
SWEDEN — 3.5%
Hennes & Mauritz AB B Shares	3,892	165,968
Industrivarden AB C Shares	2,470	47,856
Intrum Justitia AB	2,241	61,147
Investor AB B Shares	4,727	171,046
Nordea Bank AB	2,640	37,444
Skandinaviska Enskilda Banken AB A Shares	1,852	25,424
Swedbank AB A Shares	1,095	29,387
		538,272
SWITZERLAND — 7.9%
Credit Suisse Group AG	514	16,623
Lonza Group AG	279	28,451
Nestle SA	5,565	418,925
Novartis AG	905	76,777
Roche Holding AG	1,334	399,876
Straumann Holding AG	157	33,369
Swiss Reinsurance Co.	616	57,102
Zurich Financial Services AG	652	200,162
		1,231,285
UNITED KINGDOM — 19.3%
Antofagasta plc	11,545	160,811
AstraZeneca plc	3,774	243,903
Berendsen plc	7,363	137,237
BP plc	3,148	25,191
British American Tobacco plc	1,586	88,194
British Sky Broadcasting Group plc	10,062	153,154
Britvic plc	5,391	66,688
BT Group plc	24,605	155,672
Centrica plc	24,327	133,716
Dixons Retail plc(1)	114,341	93,787
GlaxoSmithKline plc	11,249	298,466
HSBC Holdings plc	33,182	336,065
IMI plc	1,041	25,304
Imperial Tobacco Group plc	542	21,894
Lloyds Banking Group plc(1)	1,474	1,834
Marks & Spencer Group plc	2,836	21,347
Mondi plc	2,175	38,037
Reckitt Benckiser Group plc	396	32,264
Rolls-Royce Holdings plc	1,057	18,926
Royal Dutch Shell plc B Shares	9,576	373,652
Soco International plc	20,813	137,406
St. James's Place plc	11,566	159,079

Standard Chartered plc	2,157	45,076
Standard Life plc	15,707	98,852
Tate & Lyle plc	5,284	58,801
TUI Travel plc	2,618	19,117
Vedanta Resources plc	4,739	71,264
		3,015,737
TOTAL COMMON STOCKS (Cost $13,373,546)		15,059,193
EXCHANGE-TRADED FUNDS — 1.2%
iShares MSCI EAFE ETF (Cost $191,122)	2,865	192,442
RIGHTS†
SPAIN†
Banco Bilbao Vizcaya Argentaria SA(1) (Cost $1,309)	5,655	1,325
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $40,730), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $39,906)		39,906
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $35,823), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $35,118)		35,118
SSgA U.S. Government Money Market Fund	135,301	135,301
TOTAL TEMPORARY CASH INVESTMENTS (Cost $210,325)		210,325
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $13,776,302)		15,463,285
OTHER ASSETS AND LIABILITIES — 0.9%		134,602
TOTAL NET ASSETS — 100.0%		$15,597,887

Market Sector Diversification
(as a % of net assets)
Financials		23.8%
Industrials		12.5%
Consumer Discretionary		11.8%
Consumer Staples		9.5%
Health Care		9.1%
Energy		7.2%
Materials		7.0%
Telecommunication Services		6.0%
Information Technology		5.1%
Utilities		4.5%
Exchange-Traded Funds		1.2%
Cash and Equivalents*		2.3%
* Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
CVA - Certificaten Van Aandelen

†Category is less than 0.05% of total net assets.
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	15,059,193	—
Exchange-Traded Funds	192,442	—	—
Rights	—	1,325	—
Temporary Cash Investments	135,301	75,024	—
	327,743	15,135,542	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$13,818,409
Gross tax appreciation of investments	$1,811,724
Gross tax depreciation of investments	(166,848)
Net tax appreciation (depreciation) of investments	$1,644,876

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
March 31, 2014

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.2%
AEROSPACE AND DEFENSE — 6.5%
Boeing Co. (The)(1)	35,908	4,506,095
Esterline Technologies Corp.(2)	17,137	1,825,776
General Dynamics Corp.(1)	32,058	3,491,757
Honeywell International, Inc.(1)	42,206	3,915,029
L-3 Communications Holdings, Inc.	2,683	316,997
Lockheed Martin Corp.	14,506	2,367,959
Northrop Grumman Corp.(1)	28,062	3,462,290
Raytheon Co.(1)	37,418	3,696,524
		23,582,427
AIR FREIGHT AND LOGISTICS — 0.6%
United Parcel Service, Inc., Class B	23,617	2,299,823
AIRLINES — 2.1%
Delta Air Lines, Inc.(1)	75,636	2,620,787
JetBlue Airways Corp.(2)	317,523	2,759,275
Southwest Airlines Co.(1)	91,759	2,166,430
		7,546,492
AUTO COMPONENTS — 2.8%
Delphi Automotive plc	2,769	187,904
Gentex Corp.(1)	92,584	2,919,174
Johnson Controls, Inc.(1)	63,876	3,022,612
Magna International, Inc.(1)	27,340	2,633,115
Tenneco, Inc.(2)	27,193	1,579,098
		10,341,903
BANKS — 3.7%
Bank of America Corp.(1)	170,310	2,929,332
Citigroup, Inc.(1)	119,841	5,704,432
JPMorgan Chase & Co.(1)	49,044	2,977,461
Wells Fargo & Co.(1)	40,435	2,011,237
		13,622,462
BEVERAGES — 0.3%
Coca-Cola Co. (The)(1)	8,077	312,257
PepsiCo, Inc.(1)	8,942	746,657
		1,058,914
BIOTECHNOLOGY — 2.9%
Alexion Pharmaceuticals, Inc.(2)	1,303	198,225
Amgen, Inc.(1)	22,690	2,798,584
Biogen Idec, Inc.(1)(2)	7,980	2,440,843
Celgene Corp.(1)(2)	13,133	1,833,367
Gilead Sciences, Inc.(1)(2)	22,060	1,563,172
Myriad Genetics, Inc.(2)	23,799	813,688

United Therapeutics Corp.(1)(2)	9,731	915,006
		10,562,885
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.(2)	9,301	1,860,665
Financial Engines, Inc.	41,391	2,101,835
Franklin Resources, Inc.(1)	56,981	3,087,231
Janus Capital Group, Inc.	70,452	765,813
SEI Investments Co.(1)	54,017	1,815,511
		9,631,055
CHEMICALS — 5.4%
Ashland, Inc.	8,001	795,939
Dow Chemical Co. (The)(1)	89,576	4,352,498
Eastman Chemical Co.	26,425	2,278,099
Olin Corp.	70,472	1,945,732
PPG Industries, Inc.	17,939	3,470,479
Scotts Miracle-Gro Co. (The), Class A	42,018	2,574,863
Sigma-Aldrich Corp.(1)	30,857	2,881,427
W.R. Grace & Co.(2)	15,013	1,488,839
		19,787,876
COMMERCIAL SERVICES AND SUPPLIES — 1.3%
Deluxe Corp.(1)	42,160	2,212,135
RR Donnelley & Sons Co.(1)	148,808	2,663,663
		4,875,798
COMMUNICATIONS EQUIPMENT — 4.1%
Brocade Communications Systems, Inc.(1)(2)	302,936	3,214,151
Ciena Corp.(2)	35,517	807,657
Cisco Systems, Inc.(1)	238,579	5,346,555
QUALCOMM, Inc.(1)	73,130	5,767,032
		15,135,395
CONSTRUCTION AND ENGINEERING — 0.8%
AECOM Technology Corp.(1)(2)	88,954	2,861,650
CONSUMER FINANCE — 2.1%
Cash America International, Inc.(1)	69,548	2,692,899
Credit Acceptance Corp.(2)	19,936	2,833,902
Portfolio Recovery Associates, Inc.(1)(2)	34,402	1,990,500
		7,517,301
CONTAINERS AND PACKAGING — 2.8%
Avery Dennison Corp.	36,825	1,865,923
Owens-Illinois, Inc.(1)(2)	19,572	662,121
Packaging Corp. of America(1)	23,156	1,629,488
Sealed Air Corp.(1)	88,197	2,899,035
Silgan Holdings, Inc.(1)	14,026	694,568
Sonoco Products Co.(1)	56,167	2,303,970
		10,055,105

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Education Group, Inc., Class A(2)	10,138	347,125
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Berkshire Hathaway, Inc., Class B(1)(2)	15,189	1,898,169
Moody's Corp.	4,524	358,844
MSCI, Inc., Class A(1)(2)	24,884	1,070,510
		3,327,523
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.(1)	194,232	6,811,716
Verizon Communications, Inc.(1)	148,419	7,060,292
		13,872,008
ELECTRICAL EQUIPMENT — 1.9%
Emerson Electric Co.(1)	51,667	3,451,355
Rockwell Automation, Inc.(1)	28,665	3,570,226
		7,021,581
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
TE Connectivity Ltd.	32,594	1,962,485
ENERGY EQUIPMENT AND SERVICES — 3.2%
Baker Hughes, Inc.(1)	57,719	3,752,890
Nabors Industries Ltd.(1)	114,337	2,818,407
RPC, Inc.(1)	165,739	3,384,390
Schlumberger Ltd.	18,016	1,756,560
		11,712,247
FOOD AND STAPLES RETAILING — 1.3%
Rite Aid Corp.(1)(2)	391,102	2,452,210
Walgreen Co.(1)	35,948	2,373,646
		4,825,856
FOOD PRODUCTS — 4.1%
Archer-Daniels-Midland Co.(1)	81,033	3,516,022
Kellogg Co.(1)	51,859	3,252,078
Keurig Green Mountain, Inc.	21,754	2,297,005
Pilgrim's Pride Corp.(1)(2)	137,200	2,870,224
Tyson Foods, Inc., Class A(1)	70,734	3,113,003
		15,048,332
HEALTH CARE EQUIPMENT AND SUPPLIES — 4.6%
Align Technology, Inc.(2)	17,076	884,366
Becton Dickinson and Co.(1)	7,569	886,179
Boston Scientific Corp.(1)(2)	193,699	2,618,810
C.R. Bard, Inc.	12,571	1,860,257
Hill-Rom Holdings, Inc.	45,138	1,739,618
Medtronic, Inc.(1)	69,172	4,256,845
St. Jude Medical, Inc.(1)	49,651	3,246,679
Stryker Corp.(1)	18,292	1,490,249
		16,983,003

HEALTH CARE PROVIDERS AND SERVICES — 0.5%
Express Scripts Holding Co.(2)	25,800	1,937,322
HOTELS, RESTAURANTS AND LEISURE — 1.3%
Bally Technologies, Inc.(1)(2)	39,973	2,649,011
International Game Technology(1)	137,795	1,937,397
		4,586,408
HOUSEHOLD DURABLES — 2.1%
Newell Rubbermaid, Inc.(1)	88,594	2,648,960
PulteGroup, Inc.(1)	127,319	2,443,252
Whirlpool Corp.(1)	17,859	2,669,206
		7,761,418
HOUSEHOLD PRODUCTS — 2.2%
Energizer Holdings, Inc.(1)	26,869	2,706,783
Kimberly-Clark Corp.(1)	32,883	3,625,351
Procter & Gamble Co. (The)(1)	21,806	1,757,563
		8,089,697
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.8%
AES Corp. (The)(1)	200,514	2,863,340
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.(1)	6,403	868,631
Danaher Corp.(1)	48,575	3,643,125
General Electric Co.(1)	96,782	2,505,686
		7,017,442
INSURANCE — 5.4%
Aflac, Inc.(1)	44,063	2,777,731
Allstate Corp. (The)	6,393	361,716
American International Group, Inc.(1)	87,270	4,364,373
Amtrust Financial Services, Inc.(1)	65,042	2,446,230
Aspen Insurance Holdings Ltd.(1)	68,218	2,708,254
First American Financial Corp.(1)	70,985	1,884,652
Hanover Insurance Group, Inc. (The)	11,613	713,503
Old Republic International Corp.(1)	107,654	1,765,526
RenaissanceRe Holdings Ltd.	27,229	2,657,550
		19,679,535
INTERNET AND CATALOG RETAIL — 1.8%
Expedia, Inc.(1)	23,694	1,717,815
HomeAway, Inc.(1)(2)	58,152	2,190,586
HSN, Inc.	44,735	2,672,021
		6,580,422
INTERNET SOFTWARE AND SERVICES — 3.1%
eBay, Inc.(2)	47,280	2,611,747
Google, Inc., Class A(1)(2)	7,826	8,722,156
		11,333,903
IT SERVICES — 2.3%
Accenture plc, Class A(1)	21,930	1,748,260

Amdocs Ltd.	5,326	247,446
Euronet Worldwide, Inc.(2)	30,266	1,258,763
International Business Machines Corp.(1)	26,240	5,050,937
		8,305,406
LEISURE PRODUCTS — 0.8%
Hasbro, Inc.(1)	52,451	2,917,325
MACHINERY — 4.3%
Actuant Corp., Class A(1)	56,519	1,930,124
AGCO Corp.	28,169	1,553,802
Caterpillar, Inc.(1)	41,001	4,074,269
Dover Corp.	30,015	2,453,726
Oshkosh Corp.	16,564	975,123
Snap-On, Inc.(1)	25,379	2,880,009
Toro Co. (The)	10,399	657,113
WABCO Holdings, Inc.(1)(2)	12,153	1,282,871
		15,807,037
MARINE — 0.6%
Matson, Inc.(1)	89,249	2,203,558
MEDIA — 1.8%
Comcast Corp., Class A(1)	4,654	232,793
John Wiley & Sons, Inc., Class A	32,488	1,872,608
Regal Entertainment Group, Class A(1)	116,609	2,178,256
Starz - Liberty Capital(2)	64,374	2,077,993
Viacom, Inc., Class B	1,820	154,682
		6,516,332
METALS AND MINING — 0.4%
United States Steel Corp.	46,988	1,297,339
MULTI-UTILITIES — 0.8%
Wisconsin Energy Corp.(1)	60,837	2,831,962
MULTILINE RETAIL — 2.0%
Dillard's, Inc., Class A(1)	21,628	1,998,427
Macy's, Inc.	34,970	2,073,371
Target Corp.(1)	51,336	3,106,342
		7,178,140
OIL, GAS AND CONSUMABLE FUELS — 6.4%
Chesapeake Energy Corp.(1)	6,502	166,581
Chevron Corp.(1)	17,580	2,090,438
ConocoPhillips(1)	2,115	148,790
EOG Resources, Inc.	19,946	3,912,807
Exxon Mobil Corp.(1)	63,876	6,239,408
Gran Tierra Energy, Inc.(1)(2)	385,358	2,882,478
Marathon Petroleum Corp.(1)	41,355	3,599,539
Occidental Petroleum Corp.	8,676	826,736
Phillips 66(1)	2,571	198,121

Valero Energy Corp.	61,195	3,249,455
		23,314,353
PERSONAL PRODUCTS — 0.7%
Avon Products, Inc.(1)	123,474	1,807,659
Herbalife Ltd.	13,257	759,229
		2,566,888
PHARMACEUTICALS — 8.6%
AbbVie, Inc.(1)	85,091	4,373,677
Akorn, Inc.(2)	33,068	727,496
Eli Lilly & Co.(1)	68,647	4,040,562
Johnson & Johnson(1)	88,189	8,662,806
Merck & Co., Inc.(1)	110,029	6,246,346
Pfizer, Inc.(1)	223,313	7,172,814
Salix Pharmaceuticals Ltd.(2)	1,802	186,705
		31,410,406
PROFESSIONAL SERVICES — 1.4%
FTI Consulting, Inc.(2)	67,400	2,247,116
Manpowergroup, Inc.(1)	34,998	2,758,892
		5,006,008
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)(2)	61,721	1,693,007
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Broadcom Corp., Class A(1)	99,240	3,124,075
First Solar, Inc.(2)	3,794	264,783
Intel Corp.(1)	214,140	5,526,953
KLA-Tencor Corp.(1)	27,377	1,892,846
Texas Instruments, Inc.	15,772	743,650
Xilinx, Inc.	17,121	929,157
		12,481,464
SOFTWARE — 5.5%
CA, Inc.	7,416	229,674
Mentor Graphics Corp.(1)	92,447	2,035,683
Microsoft Corp.(1)	181,412	7,436,078
Oracle Corp.(1)	146,776	6,004,606
Symantec Corp.(1)	96,516	1,927,424
Synopsys, Inc.(2)	62,882	2,415,298
		20,048,763
SPECIALTY RETAIL — 2.8%
Best Buy Co., Inc.(1)	57,470	1,517,783
Buckle, Inc. (The)(1)	30,655	1,403,999
GameStop Corp., Class A(1)	59,432	2,442,655
Guess?, Inc.	45,053	1,243,463
Lowe's Cos., Inc.(1)	25,228	1,233,649
PetSmart, Inc.(1)	12,433	856,509

Staples, Inc.(1)	146,414	1,660,335
		10,358,393
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.2%
Apple, Inc.(1)	23,924	12,840,968
EMC Corp.(1)	151,932	4,164,456
Hewlett-Packard Co.(1)	128,306	4,151,982
NetApp, Inc.	7,571	279,370
Seagate Technology plc(1)	7,421	416,763
Western Digital Corp.	7,145	656,054
		22,509,593
TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Deckers Outdoor Corp.(2)	23,140	1,844,952
Hanesbrands, Inc.(1)	36,304	2,776,530
Iconix Brand Group, Inc.(1)(2)	19,972	784,301
		5,405,783
TRADING COMPANIES AND DISTRIBUTORS — 0.7%
MRC Global, Inc.(1)(2)	76,105	2,051,791
WESCO International, Inc.(2)	4,753	395,544
		2,447,335
TOTAL COMMON STOCKS (Cost $390,301,023)		468,127,825
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $216,942), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $212,556)		212,556
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $190,809), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $187,050)		187,050
SSgA U.S. Government Money Market Fund	720,643	720,643
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,120,249)		1,120,249
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 128.5% (Cost $391,421,272)		469,248,074
COMMON STOCKS SOLD SHORT — (29.4)%
AEROSPACE AND DEFENSE — (1.1)%
DigitalGlobe, Inc.	(88,621)	(2,570,895)
TransDigm Group, Inc.	(6,633)	(1,228,432)
Triumph Group, Inc.	(6,300)	(406,854)
		(4,206,181)
AIR FREIGHT AND LOGISTICS — (0.6)%
CH Robinson Worldwide, Inc.	(6,978)	(365,577)
UTi Worldwide, Inc.	(188,457)	(1,995,760)
		(2,361,337)
BANKS — (0.1)%
Investors Bancorp, Inc.	(7,519)	(207,825)

BIOTECHNOLOGY — (0.1)%
Clovis Oncology, Inc.	(5,163)	(357,641)
Intercept Pharmaceuticals, Inc.	(445)	(146,757)
		(504,398)
BUILDING PRODUCTS — (0.6)%
Armstrong World Industries, Inc.	(40,868)	(2,176,221)
CHEMICALS — (1.8)%
Chemtura Corp.	(102,985)	(2,604,491)
Intrepid Potash, Inc.	(140,650)	(2,174,449)
Kronos Worldwide, Inc.	(114,165)	(1,904,272)
		(6,683,212)
COMMERCIAL SERVICES AND SUPPLIES — (2.1)%
Copart, Inc.	(65,390)	(2,379,542)
Interface, Inc.	(129,207)	(2,655,204)
Iron Mountain, Inc.	(89,613)	(2,470,630)
		(7,505,376)
COMMUNICATIONS EQUIPMENT — (0.4)%
ViaSat, Inc.	(22,713)	(1,568,106)
CONSTRUCTION AND ENGINEERING — (1.5)%
Chicago Bridge & Iron Co. NV	(13,477)	(1,174,521)
EMCOR Group, Inc.	(29,984)	(1,402,951)
Granite Construction, Inc.	(77,202)	(3,082,676)
		(5,660,148)
DIVERSIFIED FINANCIAL SERVICES — (0.4)%
IntercontinentalExchange Group, Inc.	(7,628)	(1,509,047)
ELECTRIC UTILITIES — (0.2)%
Pepco Holdings, Inc.	(33,156)	(679,035)
ELECTRICAL EQUIPMENT — (0.7)%
Franklin Electric Co., Inc.	(61,546)	(2,616,936)
ENERGY EQUIPMENT AND SERVICES — (1.2)%
Dresser-Rand Group, Inc.	(14,154)	(826,735)
Hornbeck Offshore Services, Inc.	(29,105)	(1,216,880)
McDermott International, Inc.	(296,946)	(2,322,118)
		(4,365,733)
FOOD AND STAPLES RETAILING — (0.2)%
United Natural Foods, Inc.	(10,660)	(756,007)
FOOD PRODUCTS — (0.1)%
Hain Celestial Group, Inc. (The)	(2,645)	(241,938)
Snyders-Lance, Inc.	(5,891)	(166,067)
		(408,005)
GAS UTILITIES — (0.2)%
South Jersey Industries, Inc.	(11,697)	(656,085)
HEALTH CARE PROVIDERS AND SERVICES — (0.8)%
Acadia Healthcare Co., Inc.	(9,131)	(411,991)
Air Methods Corp.	(35,971)	(1,921,931)

AmerisourceBergen Corp.	(7,528)	(493,761)
		(2,827,683)
HOTELS, RESTAURANTS AND LEISURE — (0.3)%
BJ's Restaurants, Inc.	(35,083)	(1,147,565)
HOUSEHOLD DURABLES — (3.7)%
DR Horton, Inc.	(66,833)	(1,446,934)
Lennar Corp., Class A	(67,834)	(2,687,583)
M.D.C. Holdings, Inc.	(37,278)	(1,054,222)
Ryland Group, Inc.	(14,400)	(574,992)
Standard Pacific Corp.	(312,497)	(2,596,850)
Tempur Sealy International, Inc.	(47,264)	(2,394,867)
Toll Brothers, Inc.	(74,203)	(2,663,888)
		(13,419,336)
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — (0.7)%
NRG Energy, Inc.	(75,768)	(2,409,422)
INTERNET SOFTWARE AND SERVICES — (1.0)%
Equinix, Inc.	(14,379)	(2,657,814)
Pandora Media, Inc.	(19,095)	(578,960)
Rackspace Hosting, Inc.	(18,435)	(605,037)
		(3,841,811)
IT SERVICES — (0.6)%
Alliance Data Systems Corp.	(4,330)	(1,179,708)
WEX, Inc.	(12,094)	(1,149,535)
		(2,329,243)
MACHINERY — (0.7)%
Chart Industries, Inc.	(34,159)	(2,717,348)
MEDIA — (0.9)%
AMC Networks, Inc., Class A	(7,797)	(569,883)
Loral Space & Communications, Inc.	(36,423)	(2,576,199)
		(3,146,082)
METALS AND MINING — (2.3)%
Allegheny Technologies, Inc.	(10,774)	(405,964)
AuRico Gold, Inc.	(160,334)	(697,453)
Carpenter Technology Corp.	(13,751)	(908,116)
Hecla Mining Co.	(185,622)	(569,860)
New Gold, Inc.	(284,919)	(1,390,405)
Royal Gold, Inc.	(4,773)	(298,885)
Stillwater Mining Co.	(213,104)	(3,156,070)
Tahoe Resources, Inc.	(42,812)	(905,474)
		(8,332,227)
OIL, GAS AND CONSUMABLE FUELS — (1.0)%
Approach Resources, Inc.	(9,045)	(189,131)
Consol Energy, Inc.	(43,510)	(1,738,225)
Kodiak Oil & Gas Corp.	(127,644)	(1,549,598)
		(3,476,954)

PHARMACEUTICALS — (0.1)%
Hospira, Inc.	(4,944)	(213,828)
REAL ESTATE INVESTMENT TRUSTS (REITs) — (0.4)%
Plum Creek Timber Co., Inc.	(8,676)	(364,739)
Weingarten Realty Investors	(27,836)	(835,080)
WP Carey, Inc.	(5,069)	(304,495)
		(1,504,314)
ROAD AND RAIL — (0.6)%
Kansas City Southern	(22,335)	(2,279,510)
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — (0.7)%
SunEdison, Inc.	(133,830)	(2,521,357)
SOFTWARE — (0.7)%
Solera Holdings, Inc.	(39,594)	(2,507,884)
SPECIALTY RETAIL — (1.3)%
Cabela's, Inc.	(10,559)	(691,720)
CarMax, Inc.	(50,048)	(2,342,246)
Conn's, Inc.	(41,195)	(1,600,426)
		(4,634,392)
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — (0.6)%
Stratasys Ltd.	(21,260)	(2,255,473)

TEXTILES, APPAREL AND LUXURY GOODS — (0.7)%
Carter's, Inc.	(3,231)	(250,887)
PVH Corp.	(19,268)	(2,404,069)
		(2,654,956)
THRIFTS AND MORTGAGE FINANCE — (0.1)%
Capitol Federal Financial, Inc.	(16,323)	(204,854)
TRADING COMPANIES AND DISTRIBUTORS — (0.9)%
Air Lease Corp.	(83,738)	(3,122,590)
TOTAL COMMON STOCKS SOLD SHORT — (29.4)% (Proceeds $101,959,716)		(107,410,481)
OTHER ASSETS AND LIABILITIES — 0.9%		3,367,623
TOTAL NET ASSETS — 100.0%		$365,205,216

Notes to Schedule of Investments
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $308,109,269.

(2)		Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	468,127,825	—	—
Temporary Cash Investments	720,643	399,606	—
	468,848,468	399,606	—
Liabilities
Securities Sold Short
Common Stocks	(107,410,481)	—	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$391,476,406
Gross tax appreciation of investments	$82,907,653
Gross tax depreciation of investments	(5,135,985)
Net tax appreciation (depreciation) of investments	$77,771,668
Net tax appreciation (depreciation) on securities sold short	$(5,514,005)
Net tax appreciation (depreciation)	$72,257,663

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2014

NT Equity Growth - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
AEROSPACE AND DEFENSE — 5.2%
Boeing Co. (The)	106,740	13,394,802
General Dynamics Corp.	66,779	7,273,569
Honeywell International, Inc.	135,628	12,580,853
Lockheed Martin Corp.	24,411	3,984,852
Northrop Grumman Corp.	50,021	6,171,591
Raytheon Co.	119,990	11,853,812
		55,259,479
AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	36,187	3,523,890
AIRLINES — 1.7%
Delta Air Lines, Inc.	241,012	8,351,066
Southwest Airlines Co.	399,314	9,427,803
		17,778,869
AUTO COMPONENTS — 0.6%
Johnson Controls, Inc.	95,345	4,511,726
Magna International, Inc.	16,527	1,591,715
		6,103,441
BANKS — 3.8%
Bank of America Corp.	612,106	10,528,223
Citigroup, Inc.	344,965	16,420,334
JPMorgan Chase & Co.	116,511	7,073,383
Wells Fargo & Co.	131,791	6,555,284
		40,577,224
BEVERAGES — 2.0%
Coca-Cola Co. (The)	24,275	938,472
Dr Pepper Snapple Group, Inc.	81,190	4,421,607
PepsiCo, Inc.	190,646	15,918,941
		21,279,020
BIOTECHNOLOGY — 3.1%
Amgen, Inc.	111,489	13,751,053
Biogen Idec, Inc.(1)	42,659	13,048,108
Myriad Genetics, Inc.(1)	36,851	1,259,936
United Therapeutics Corp.(1)	54,636	5,137,423
		33,196,520
CAPITAL MARKETS — 1.4%
Affiliated Managers Group, Inc.(1)	19,177	3,836,359
Financial Engines, Inc.	19,547	992,597
Franklin Resources, Inc.	171,646	9,299,780
Stifel Financial Corp.(1)	15,999	796,110
		14,924,846
CHEMICALS — 3.8%
Dow Chemical Co. (The)	267,786	13,011,722
Eastman Chemical Co.	77,948	6,719,897
Olin Corp.	50,840	1,403,692
PPG Industries, Inc.	52,680	10,191,473

Scotts Miracle-Gro Co. (The), Class A	62,193	3,811,187
Sigma-Aldrich Corp.	52,774	4,928,036
		40,066,007
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Deluxe Corp.	26,100	1,369,467
COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	688,983	15,440,109
QUALCOMM, Inc.	209,836	16,547,667
		31,987,776
CONSUMER FINANCE — 1.1%
Cash America International, Inc.	178,432	6,908,887
Portfolio Recovery Associates, Inc.(1)	81,204	4,698,464
		11,607,351
CONTAINERS AND PACKAGING — 1.1%
Packaging Corp. of America	113,050	7,955,329
Silgan Holdings, Inc.	7,196	356,346
Sonoco Products Co.	70,806	2,904,462
		11,216,137
DIVERSIFIED CONSUMER SERVICES†
Graham Holdings Co., Class B	591	415,916
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc., Class B(1)	44,329	5,539,795
Moody's Corp.	110,413	8,757,959
MSCI, Inc., Class A(1)	130,172	5,600,000
		19,897,754
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	575,837	20,194,604
Verizon Communications, Inc.	424,786	20,207,070
		40,401,674
ELECTRICAL EQUIPMENT — 1.6%
Emerson Electric Co.	165,168	11,033,223
Rockwell Automation, Inc.	49,915	6,216,913
		17,250,136
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.7%
TE Connectivity Ltd.	121,443	7,312,083
ENERGY EQUIPMENT AND SERVICES — 2.0%
Baker Hughes, Inc.	173,078	11,253,531
Nabors Industries Ltd.	242,768	5,984,231
RPC, Inc.	112,342	2,294,024
Schlumberger Ltd.	14,770	1,440,075
		20,971,861
FOOD AND STAPLES RETAILING — 0.3%
Walgreen Co.	39,510	2,608,845
FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co.	253,121	10,982,920
Hershey Co. (The)	4,189	437,332
Kellogg Co.	152,029	9,533,738
Pilgrim's Pride Corp.(1)	103,726	2,169,948
Tyson Foods, Inc., Class A	215,705	9,493,177
		32,617,115

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.1%
Becton Dickinson and Co.	56,845	6,655,413
C.R. Bard, Inc.	35,066	5,189,067
Hill-Rom Holdings, Inc.	27,754	1,069,639
Medtronic, Inc.	199,586	12,282,522
St. Jude Medical, Inc.	131,231	8,581,195
Stryker Corp.	116,395	9,482,701
		43,260,537
HOTELS, RESTAURANTS AND LEISURE — 1.0%
Bally Technologies, Inc.(1)	78,368	5,193,447
Cracker Barrel Old Country Store, Inc.	16,588	1,613,017
International Game Technology	255,791	3,596,422
		10,402,886
HOUSEHOLD DURABLES — 1.1%
Newell Rubbermaid, Inc.	133,673	3,996,823
Whirlpool Corp.	54,156	8,094,156
		12,090,979
HOUSEHOLD PRODUCTS — 2.4%
Energizer Holdings, Inc.	83,791	8,441,105
Kimberly-Clark Corp.	103,466	11,407,127
Procter & Gamble Co. (The)	67,785	5,463,471

		25,311,703
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
AES Corp. (The)	121,551	1,735,748
INDUSTRIAL CONGLOMERATES — 1.8%
Danaher Corp.	143,796	10,784,700
General Electric Co.	315,372	8,164,981
		18,949,681
INSURANCE — 5.4%
Aflac, Inc.	103,920	6,551,117
American International Group, Inc.	242,312	12,118,023
Amtrust Financial Services, Inc.	140,332	5,277,886
Aspen Insurance Holdings Ltd.	176,119	6,991,924
Everest Re Group Ltd.	21,683	3,318,583
First American Financial Corp.	60,305	1,601,098
Old Republic International Corp.	393,749	6,457,484
RenaissanceRe Holdings Ltd.	87,971	8,585,970
Travelers Cos., Inc. (The)	73,322	6,239,702
		57,141,787
INTERNET AND CATALOG RETAIL — 0.1%
HSN, Inc.	9,191	548,978
INTERNET SOFTWARE AND SERVICES — 2.4%
eBay, Inc.(1)	22,273	1,230,361
Google, Inc., Class A(1)	21,683	24,165,920
		25,396,281
IT SERVICES — 1.6%
Amdocs Ltd.	26,339	1,223,710
International Business Machines Corp.	82,954	15,967,815
		17,191,525

LEISURE PRODUCTS — 0.8%
Hasbro, Inc.	152,247	8,467,978
MACHINERY — 2.0%
Caterpillar, Inc.	96,320	9,571,319
Dover Corp.	64,659	5,285,873
Snap-On, Inc.	53,992	6,127,012
		20,984,204
MEDIA — 1.1%
John Wiley & Sons, Inc., Class A	14,005	807,248
Regal Entertainment Group, Class A	41,754	779,965
Time Warner, Inc.	21,649	1,414,329
Walt Disney Co. (The)	110,755	8,868,153
		11,869,695
MULTI-UTILITIES — 0.2%
Wisconsin Energy Corp.	46,754	2,176,399
MULTILINE RETAIL — 2.0%
Dillard's, Inc., Class A	65,936	6,092,486
Macy's, Inc.	88,199	5,229,319
Target Corp.	163,176	9,873,780
		21,195,585
OIL, GAS AND CONSUMABLE FUELS — 5.5%
Chevron Corp.	49,691	5,908,757
EOG Resources, Inc.	8,020	1,573,283
Exxon Mobil Corp.	186,905	18,256,881
Gran Tierra Energy, Inc.(1)	428,296	3,203,654
Marathon Petroleum Corp.	110,127	9,585,454
Occidental Petroleum Corp.	72,404	6,899,377
Phillips 66	40,463	3,118,079
Valero Energy Corp.	179,381	9,525,131
		58,070,616
PERSONAL PRODUCTS — 0.5%
Avon Products, Inc.	161,447	2,363,584
Herbalife Ltd.	55,037	3,151,969
		5,515,553
PHARMACEUTICALS — 8.7%
AbbVie, Inc.	256,835	13,201,319
Eli Lilly & Co.	211,178	12,429,937
Johnson & Johnson	263,293	25,863,271
Merck & Co., Inc.	310,170	17,608,351
Pfizer, Inc.	687,940	22,096,633
Questcor Pharmaceuticals, Inc.	11,455	743,773
		91,943,284
PROFESSIONAL SERVICES — 0.2%
Manpowergroup, Inc.	30,183	2,379,326
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Broadcom Corp., Class A	260,342	8,195,566
Intel Corp.	628,260	16,215,390
Texas Instruments, Inc.	77,571	3,657,473
		28,068,429
SOFTWARE — 4.5%
CA, Inc.	100,720	3,119,298

Microsoft Corp.	547,074	22,424,563
Oracle Corp.	445,736	18,235,060
Synopsys, Inc.(1)	83,828	3,219,834
		46,998,755
SPECIALTY RETAIL — 2.6%
GameStop Corp., Class A	160,190	6,583,809
Guess?, Inc.	41,880	1,155,888
Home Depot, Inc. (The)	137,199	10,856,557
Lowe's Cos., Inc.	15,126	739,662
PetSmart, Inc.	42,998	2,962,132
Staples, Inc.	496,715	5,632,748
		27,930,796
TECHNOLOGY HARDWARE, STORAGE AND PERIPHERALS — 6.4%
Apple, Inc.	70,814	38,008,707
EMC Corp.	445,161	12,201,863
Hewlett-Packard Co.	378,423	12,245,768
Seagate Technology plc	46,672	2,621,100
Western Digital Corp.	30,798	2,827,872
		67,905,310
TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Deckers Outdoor Corp.(1)	4,066	324,182
Hanesbrands, Inc.	117,133	8,958,332
		9,282,514
THRIFTS AND MORTGAGE FINANCE — 0.1%
EverBank Financial Corp.	40,306	795,237
TOTAL COMMON STOCKS (Cost $841,528,667)		1,045,979,197
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $1,959,401), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $1,919,792)		1,919,790
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $1,723,364), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $1,689,417)		1,689,416
SSgA U.S. Government Money Market Fund	6,508,912	6,508,912
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,118,118)		10,118,118
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $851,646,785)		1,056,097,315
OTHER ASSETS AND LIABILITIES — 0.1%		928,098
TOTAL NET ASSETS — 100.0%		$1,057,025,413

Notes to Schedule of Investments
† Category is less than 0.05% of total net assets.
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,045,979,197	—	—
Temporary Cash Investments	6,508,912	3,609,206	—
	1,052,488,109	3,609,206	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$854,870,097
Gross tax appreciation of investments	$208,079,476
Gross tax depreciation of investments	(6,852,258)
Net tax appreciation (depreciation) of investments	$201,227,218

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
March 31, 2014

NT Small Company - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
AEROSPACE AND DEFENSE — 2.4%
AAR Corp.	70,200	1,821,690
Alliant Techsystems, Inc.	3,913	556,233
Ducommun, Inc.(1)	26,820	672,109
Engility Holdings, Inc.(1)	1,960	88,298
Esterline Technologies Corp.(1)	21,970	2,340,684
Moog, Inc., Class A(1)	36,760	2,408,147
Orbital Sciences Corp.(1)	13,003	362,784
		8,249,945
AIRLINES — 1.4%
Alaska Air Group, Inc.	20,688	1,930,397
JetBlue Airways Corp.(1)	178,046	1,547,220
Skywest, Inc.	93,555	1,193,762
		4,671,379
AUTO COMPONENTS — 2.0%
Cooper Tire & Rubber Co.	63,607	1,545,650
Fuel Systems Solutions, Inc.(1)	69,374	746,464
Modine Manufacturing Co.(1)	18,186	266,425
Stoneridge, Inc.(1)	72,970	819,453
Tenneco, Inc.(1)	27,099	1,573,639
Tower International, Inc.(1)	70,747	1,925,734
		6,877,365
BANKS — 4.6%
Cardinal Financial Corp.	63,946	1,140,157
Cathay General Bancorp.	41,325	1,040,977
Community Bank System, Inc.	12,417	484,511
Customers Bancorp, Inc.(1)	40,134	837,597
Eagle Bancorp, Inc.(1)	29,266	1,056,503
First BanCorp(1)	135,743	738,442
First Financial Holdings, Inc.	5,365	335,956
First Interstate Bancsystem, Inc.	63,460	1,790,841
First Midwest Bancorp, Inc.	22,369	382,062
Hancock Holding Co.	39,232	1,437,853
Home Bancshares, Inc.	16,175	556,743
IBERIABANK Corp.	18,848	1,322,187
OFG Bancorp	118,278	2,033,199
PrivateBancorp, Inc.	26,523	809,217
Renasant Corp.	11,061	321,322
State Bank Financial Corp.	12,479	220,753
United Community Banks, Inc.(1)	33,794	655,941
ViewPoint Financial Group, Inc.	10,843	312,821
Wilshire Bancorp, Inc.	26,427	293,340

Wintrust Financial Corp.	219	10,657
		15,781,079
BIOTECHNOLOGY — 2.3%
Emergent Biosolutions, Inc.(1)	72,600	1,834,602
Isis Pharmaceuticals, Inc.(1)	39,721	1,716,344
Ligand Pharmaceuticals, Inc., Class B(1)	3,792	255,050
NPS Pharmaceuticals, Inc.(1)	38,353	1,147,905
PDL BioPharma, Inc.	211,828	1,760,291
Regulus Therapeutics, Inc.(1)	6,883	62,085
Threshold Pharmaceuticals, Inc.(1)	202,511	963,952
		7,740,229
BUILDING PRODUCTS†
Insteel Industries, Inc.	3,534	69,514
CAPITAL MARKETS — 3.6%
Calamos Asset Management, Inc., Class A	75,477	975,918
Diamond Hill Investment Group, Inc.	4,775	627,626
Evercore Partners, Inc., Class A	35,536	1,963,364
FBR & Co.(1)	31,516	814,058
Financial Engines, Inc.	9,113	462,758
FXCM, Inc., Class A	97,555	1,440,887
Investment Technology Group, Inc.(1)	74,590	1,506,718
Janus Capital Group, Inc.	115,815	1,258,909
Manning & Napier, Inc.	71,889	1,205,579
Pzena Investment Management, Inc., Class A	17,655	207,799
WisdomTree Investments, Inc.(1)	126,859	1,664,390
		12,128,006
CHEMICALS — 2.0%
Ferro Corp.(1)	78,774	1,076,053
FutureFuel Corp.	29,955	608,087
Minerals Technologies, Inc.	14,938	964,397
Olin Corp.	79,707	2,200,710
Quaker Chemical Corp.	26,663	2,101,844
		6,951,091
COMMERCIAL SERVICES AND SUPPLIES — 2.9%
Deluxe Corp.	42,735	2,242,305
Ennis, Inc.	29,861	494,797
Herman Miller, Inc.	55,295	1,776,628
Intersections, Inc.	37,771	222,849
Kimball International, Inc. Class B	53,716	972,797
MSA Safety, Inc.	16,382	933,774
Quad/Graphics, Inc.	46,455	1,089,370
Steelcase, Inc., Class A	133,645	2,219,843
		9,952,363
COMMUNICATIONS EQUIPMENT — 1.8%
ARRIS Group, Inc.(1)	91,079	2,566,606
Brocade Communications Systems, Inc.(1)	88,324	937,118
Ciena Corp.(1)	94,845	2,156,775

Finisar Corp.(1)	7,831	207,600
Harmonic, Inc.(1)	26,373	188,303
		6,056,402
CONSUMER FINANCE — 2.1%
Cash America International, Inc.	52,241	2,022,772
Credit Acceptance Corp.(1)	7,323	1,040,964
DFC Global Corp.(1)	63,039	556,634
Green Dot Corp., Class A(1)	2,598	50,739
Portfolio Recovery Associates, Inc.(1)	28,949	1,674,989
Regional Management Corp.(1)	17,861	440,452
World Acceptance Corp.(1)	18,619	1,397,915
		7,184,465
CONTAINERS AND PACKAGING — 0.7%
Berry Plastics Group, Inc.(1)	84,229	1,949,902
Myers Industries, Inc.	24,735	492,721
		2,442,623
DIVERSIFIED CONSUMER SERVICES — 0.9%
Capella Education Co.	11,776	743,654
Carriage Services, Inc.	23,698	432,252
ITT Educational Services, Inc.(1)	24,891	713,874
K12, Inc.(1)	13,231	299,682
Strayer Education, Inc.(1)	15,336	712,050
		2,901,512
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Interactive Brokers Group, Inc., Class A	8,103	175,592
PHH Corp.(1)	82,532	2,132,627
		2,308,219
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Atlantic Tele-Network, Inc.	11,776	776,274
Fairpoint Communications, Inc.(1)	31,333	426,129
IDT Corp., Class B	45,739	762,012
Inteliquent, Inc.	125,070	1,817,267
Premiere Global Services, Inc.(1)	92,989	1,121,447
		4,903,129
ELECTRIC UTILITIES — 0.6%
Cleco Corp.	23,955	1,211,644
UIL Holdings Corp.	20,630	759,390
		1,971,034
ELECTRICAL EQUIPMENT — 0.2%
Enphase Energy, Inc.(1)	20,060	147,641
Thermon Group Holdings, Inc.(1)	16,938	392,623
		540,264
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.5%
Agilysys, Inc.(1)	5,251	70,363
Benchmark Electronics, Inc.(1)	82,871	1,877,028
Checkpoint Systems, Inc.(1)	113,423	1,522,137
Coherent, Inc.(1)	27,934	1,825,487

Daktronics, Inc.	17,449	251,091
GSI Group, Inc.(1)	32,947	430,288
Insight Enterprises, Inc.(1)	2,839	71,287
Newport Corp.(1)	26,570	549,468
PC Connection, Inc.	3,879	78,821
Plexus Corp.(1)	16,337	654,624
Rogers Corp.(1)	8,612	537,561
Sanmina Corp.(1)	114,605	1,999,857
ScanSource, Inc.(1)	50,535	2,060,312
		11,928,324
ENERGY EQUIPMENT AND SERVICES — 0.3%
Dawson Geophysical Co.	1,763	49,382
Matrix Service Co.(1)	13,180	445,221
Newpark Resources, Inc.(1)	18,876	216,130
SEACOR Holdings, Inc.(1)	1,746	150,889
TGC Industries, Inc.(1)	19,418	115,537
		977,159
FOOD AND STAPLES RETAILING — 1.7%
Andersons, Inc. (The)	37,264	2,207,520
Rite Aid Corp.(1)	311,542	1,953,368
Roundy's, Inc.	246,307	1,694,592
		5,855,480
FOOD PRODUCTS — 1.7%
Chiquita Brands International, Inc.(1)	59,959	746,490
Farmer Bros. Co.(1)	10,672	210,238
Omega Protein Corp.(1)	39,706	479,251
Pilgrim's Pride Corp.(1)	97,944	2,048,989
Sanderson Farms, Inc.	29,157	2,288,533
		5,773,501
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Align Technology, Inc.(1)	43,972	2,277,310
Anika Therapeutics, Inc.(1)	34,507	1,418,238
Greatbatch, Inc.(1)	31,458	1,444,551
Haemonetics Corp.(1)	40,109	1,307,152
Hill-Rom Holdings, Inc.	36,802	1,418,349
Medical Action Industries, Inc.(1)	7,654	53,349
NuVasive, Inc.(1)	23,613	906,975
Symmetry Medical, Inc.(1)	23,269	234,086
		9,060,010
HEALTH CARE PROVIDERS AND SERVICES — 5.0%
Addus HomeCare Corp.(1)	56,632	1,305,368
AMN Healthcare Services, Inc.(1)	109,809	1,508,776
Amsurg Corp.(1)	43,462	2,046,191
Centene Corp.(1)	38,586	2,401,978
Chemed Corp.	23,492	2,101,359
Corvel Corp.(1)	3,504	174,359
Cross Country Healthcare, Inc.(1)	19,077	153,951

Gentiva Health Services, Inc.(1)	19,211	175,204
Kindred Healthcare, Inc.	56,375	1,320,303
Owens & Minor, Inc.	52,165	1,827,340
PharMerica Corp.(1)	84,024	2,350,992
Providence Service Corp. (The)(1)	52,256	1,477,800
Skilled Healthcare Group, Inc. Class A(1)	42,590	224,449
		17,068,070
HEALTH CARE TECHNOLOGY — 0.6%
MedAssets, Inc.(1)	81,459	2,012,852
HOTELS, RESTAURANTS AND LEISURE — 2.2%
Cracker Barrel Old Country Store, Inc.	20,587	2,001,880
Interval Leisure Group, Inc.	68,460	1,789,544
Jack in the Box, Inc.(1)	37,488	2,209,543
Monarch Casino & Resort, Inc.(1)	14,789	274,040
Ruth's Hospitality Group, Inc.	79,468	960,768
Town Sports International Holdings, Inc.	15,128	128,437
		7,364,212
HOUSEHOLD DURABLES — 1.0%
CSS Industries, Inc.	14,106	380,862
iRobot Corp.(1)	51,103	2,097,778
Libbey, Inc.(1)	19,489	506,714
Skullcandy, Inc.(1)	33,402	306,630
		3,291,984
HOUSEHOLD PRODUCTS — 0.2%
Orchids Paper Products Co.	22,246	680,728
INSURANCE — 4.7%
American Equity Investment Life Holding Co.	80,781	1,908,047
AMERISAFE, Inc.	41,621	1,827,578
Amtrust Financial Services, Inc.	46,302	1,741,418
CNO Financial Group, Inc.	32,990	597,119
First American Financial Corp.	51,589	1,369,688
HCI Group, Inc.	12,594	458,422
Infinity Property & Casualty Corp.	11,983	810,410
Maiden Holdings Ltd.	154,112	1,923,318
OneBeacon Insurance Group Ltd. Class A	46,377	716,988
Safety Insurance Group, Inc.	2,839	152,880
Selective Insurance Group, Inc.	15,956	372,094
Stewart Information Services Corp.	50,339	1,768,409
United Fire Group, Inc.	26,537	805,398
Universal Insurance Holdings, Inc.	124,181	1,577,099
		16,028,868
INTERNET AND CATALOG RETAIL — 1.6%
HSN, Inc.	34,773	2,076,991
Orbitz Worldwide, Inc.(1)	200,104	1,568,815
Overstock.com, Inc.(1)	49,475	974,658
PetMed Express, Inc.	72,374	970,535
		5,590,999

INTERNET SOFTWARE AND SERVICES — 1.3%
comScore, Inc.(1)	9,378	307,505
Conversant, Inc.(1)	81,270	2,287,751
CoStar Group, Inc.(1)	4,546	848,920
support.com, Inc.(1)	42,528	108,446
United Online, Inc.	14,008	161,932
XO Group, Inc.(1)	63,714	646,060
		4,360,614
IT SERVICES — 1.8%
Convergys Corp.	42,577	932,862
CSG Systems International, Inc.	27,013	703,419
Euronet Worldwide, Inc.(1)	56,772	2,361,147
Global Cash Access Holdings, Inc.(1)	104,249	715,148
Hackett Group, Inc. (The)	10,041	60,045
MoneyGram International, Inc.(1)	64,290	1,134,719
PRGX Global, Inc.(1)	19,427	134,629
Sapient Corp.(1)	4,116	70,219
		6,112,188
LEISURE PRODUCTS — 1.4%
Arctic Cat, Inc.	8,483	405,403
Brunswick Corp.	59,103	2,676,775
Sturm Ruger & Co., Inc.	27,213	1,627,337
		4,709,515
LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Albany Molecular Research, Inc.(1)	83,097	1,544,773
Charles River Laboratories International, Inc.(1)	6,961	420,027
		1,964,800
MACHINERY — 5.0%
Actuant Corp., Class A	53,139	1,814,697
Altra Industrial Motion Corp.	36,285	1,295,375
Barnes Group, Inc.	29,285	1,126,594
CIRCOR International, Inc.	21,559	1,580,921
Greenbrier Cos., Inc.(1)	45,452	2,072,611
Hyster-Yale Materials Handling, Inc.	18,518	1,805,505
Kadant, Inc.	10,696	390,083
Lydall, Inc.(1)	41,295	944,417
Mueller Water Products, Inc. Class A	222,034	2,109,323
NN, Inc.	6,522	128,483
Rexnord Corp.(1)	38,357	1,111,586
Wabash National Corp.(1)	68,009	935,804
WABCO Holdings, Inc.(1)	8,413	888,076
Xerium Technologies, Inc.(1)	41,680	668,964
		16,872,439
MARINE — 0.5%
Matson, Inc.	74,957	1,850,688
MEDIA — 1.6%
Cumulus Media, Inc., Class A(1)	281,363	1,944,218

Entercom Communications Corp., Class A(1)	28,938	291,406
Harte-Hanks, Inc.	66,073	584,085
MDC Partners, Inc., Class A	12,786	291,777
Meredith Corp.	7,810	362,618
Scholastic Corp.	56,158	1,936,328
		5,410,432
METALS AND MINING — 0.1%
Handy & Harman Ltd.(1)	2,482	54,629
Olympic Steel, Inc.	8,074	231,724
		286,353
MULTILINE RETAIL — 0.2%
Dillard's, Inc., Class A	8,785	811,734
OIL, GAS AND CONSUMABLE FUELS — 2.6%
Abraxas Petroleum Corp.(1)	45,404	179,800
Alon USA Energy, Inc.	110,949	1,657,578
Comstock Resources, Inc.	38,336	875,978
Equal Energy Ltd.	102,711	470,416
Green Plains Renewable Energy, Inc.	69,200	2,073,232
Panhandle Oil and Gas, Inc., Class A	4,140	180,545
Renewable Energy Group, Inc.(1)	57,118	684,274
REX American Resources Corp.(1)	34,144	1,947,915
Warren Resources, Inc.(1)	139,575	669,960
		8,739,698
PAPER AND FOREST PRODUCTS — 0.5%
Schweitzer-Mauduit International, Inc.	41,993	1,788,482
PERSONAL PRODUCTS — 1.1%
Medifast, Inc.(1)	66,802	1,943,270
USANA Health Sciences, Inc.(1)	23,108	1,740,957
		3,684,227
PHARMACEUTICALS — 0.8%
Nektar Therapeutics(1)	13,490	163,499
Questcor Pharmaceuticals, Inc.	37,779	2,452,990
SciClone Pharmaceuticals, Inc.(1)	39,452	179,507
		2,795,996
PROFESSIONAL SERVICES — 3.0%
Barrett Business Services, Inc.	7,377	439,448
FTI Consulting, Inc.(1)	51,354	1,712,142
Huron Consulting Group, Inc.(1)	31,747	2,012,125
ICF International, Inc.(1)	11,909	474,097
Kforce, Inc.	27,772	592,099
Korn/Ferry International(1)	54,095	1,610,408
Navigant Consulting, Inc.(1)	90,790	1,694,141
RPX Corp.(1)	104,691	1,704,370
VSE Corp.	1,290	67,983
		10,306,813
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.2%
Alexander's, Inc.	280	101,077

Apollo Commercial Real Estate Finance, Inc.	8,068	134,171
CYS Investments, Inc.	32,018	264,469
FelCor Lodging Trust, Inc.	52,262	472,449
Gramercy Property Trust, Inc.	295,902	1,526,854
LTC Properties, Inc.	53,608	2,017,269
New Residential Investment Corp.	54,655	353,618
NorthStar Realty Finance Corp.	66,581	1,074,617
Potlatch Corp.	49,868	1,929,393
PS Business Parks, Inc.	24,376	2,038,321
RLJ Lodging Trust	90,590	2,422,377
Rouse Properties, Inc.	6,351	109,491
Sabra Health Care REIT, Inc.	15,747	439,184
Sovran Self Storage, Inc.	21,924	1,610,318
Strategic Hotels & Resorts, Inc.(1)	137,031	1,396,346
Sunstone Hotel Investors, Inc.	142,180	1,952,131
		17,842,085
ROAD AND RAIL — 1.3%
Arkansas Best Corp.	57,244	2,115,166
Swift Transportation Co.(1)	92,908	2,299,473
		4,414,639
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.3%
Applied Micro Circuits Corp.(1)	182,340	1,805,166
Cabot Microelectronics Corp.(1)	17,981	791,164
Cirrus Logic, Inc.(1)	68,101	1,353,167
First Solar, Inc.(1)	24,382	1,701,620
International Rectifier Corp.(1)	79,420	2,176,108
MaxLinear, Inc., Class A(1)	106,222	1,006,984
Microsemi Corp.(1)	13,870	347,166
PLX Technology, Inc.(1)	22,240	134,552
Power Integrations, Inc.	26,442	1,739,355
Rambus, Inc.(1)	70,272	755,424
Semtech Corp.(1)	60,854	1,542,040
Sigma Designs, Inc.(1)	65,654	312,513
Synaptics, Inc.(1)	34,671	2,080,953
TriQuint Semiconductor, Inc.(1)	100,343	1,343,593
Ultra Clean Holdings, Inc.(1)	82,599	1,086,177
		18,175,982
SOFTWARE — 6.3%
Advent Software, Inc.	2,086	61,245
Aspen Technology, Inc.(1)	12,933	547,842
Cadence Design Systems, Inc.(1)	33,442	519,689
Callidus Software, Inc.(1)	94,893	1,188,060
Comverse, Inc.(1)	48,257	1,668,727
Manhattan Associates, Inc.(1)	65,008	2,277,230
Mentor Graphics Corp.	87,704	1,931,242
NetScout Systems, Inc.(1)	56,112	2,108,689
Pegasystems, Inc.	27,638	976,174

PTC, Inc.(1)	72,992	2,586,107
SS&C Technologies Holdings, Inc.(1)	28,937	1,158,059
Take-Two Interactive Software, Inc.(1)	104,293	2,287,146
TeleNav, Inc.(1)	41,942	249,974
TiVo, Inc.(1)	156,428	2,069,542
Verint Systems, Inc.(1)	42,132	1,977,255
		21,606,981
SPECIALTY RETAIL — 2.3%
Big 5 Sporting Goods Corp.	77,474	1,243,458
Brown Shoe Co., Inc.	74,708	1,982,750
Buckle, Inc. (The)	28,583	1,309,102
Childrens Place Retail Stores, Inc. (The)	34,249	1,705,943
Destination Maternity Corp.	13,773	377,380
GameStop Corp., Class A	24,322	999,634
Kirkland's, Inc.(1)	9,843	181,997
		7,800,264
TEXTILES, APPAREL AND LUXURY GOODS — 1.7%
Culp, Inc.	18,544	366,059
Iconix Brand Group, Inc.(1)	55,686	2,186,789
Steven Madden Ltd.(1)	61,178	2,201,185
Unifi, Inc.(1)	38,091	878,759
		5,632,792
THRIFTS AND MORTGAGE FINANCE — 0.9%
EverBank Financial Corp.	100,149	1,975,940
Ocwen Financial Corp.(1)	21,711	850,637
Walker & Dunlop, Inc.(1)	8,163	133,465
		2,960,042
TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Aceto Corp.	26,208	526,519
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
NTELOS Holdings Corp.	31,839	429,826
USA Mobility, Inc.	36,534	663,823
		1,093,649
TOTAL COMMON STOCKS (Cost $277,378,414)		336,107,738
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $610,883), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $598,533)		598,533
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $537,293), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $526,709)		526,709
SSgA U.S. Government Money Market Fund	2,029,284	2,029,284
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,154,526)		3,154,526
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $280,532,940)		339,262,264

OTHER ASSETS AND LIABILITIES — 0.3%	1,131,923
TOTAL NET ASSETS — 100.0%	$340,394,187

Notes to Schedule of Investments
†Category is less than 0.05% of total net assets.
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	336,107,738	—	—
Temporary Cash Investments	2,029,284	1,125,242	—
	338,137,022	1,125,242	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$281,692,408
Gross tax appreciation of investments	$62,321,061
Gross tax depreciation of investments	(4,751,205)
Net tax appreciation (depreciation) of investments	$57,569,856

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2014

Small Company - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
AEROSPACE AND DEFENSE — 2.4%
AAR Corp.	90,460	2,347,437
Alliant Techsystems, Inc.	5,175	735,626
Ducommun, Inc.(1)	32,414	812,295
Engility Holdings, Inc.(1)	2,621	118,076
Esterline Technologies Corp.(1)	27,561	2,936,349
Moog, Inc., Class A(1)	45,979	3,012,084
Orbital Sciences Corp.(1)	16,795	468,581
		10,430,448
AIRLINES — 1.4%
Alaska Air Group, Inc.	25,985	2,424,660
JetBlue Airways Corp.(1)	228,852	1,988,724
Skywest, Inc.	116,759	1,489,845
		5,903,229
AUTO COMPONENTS — 2.0%
Cooper Tire & Rubber Co.	82,215	1,997,825
Fuel Systems Solutions, Inc.(1)	89,198	959,770
Modine Manufacturing Co.(1)	24,050	352,333
Stoneridge, Inc.(1)	88,852	997,808
Tenneco, Inc.(1)	33,585	1,950,281
Tower International, Inc.(1)	89,092	2,425,084
		8,683,101
BANKS — 4.7%
Cardinal Financial Corp.	78,613	1,401,670
Cathay General Bancorp.	52,837	1,330,964
Community Bank System, Inc.	16,627	648,786
Customers Bancorp, Inc.(1)	48,924	1,021,044
Eagle Bancorp, Inc.(1)	36,530	1,318,733
First BanCorp(1)	176,808	961,836
First Financial Holdings, Inc.	6,747	422,497
First Interstate Bancsystem, Inc.	80,465	2,270,722
First Midwest Bancorp., Inc.	30,563	522,016
Hancock Holding Co.	51,650	1,892,972
Home Bancshares, Inc.	22,539	775,792
IBERIABANK Corp.	23,562	1,652,874
OFG Bancorp	150,687	2,590,310
PrivateBancorp, Inc.	35,392	1,079,810
Renasant Corp.	14,264	414,369
State Bank Financial Corp.	14,591	258,115
United Community Banks, Inc.(1)	46,704	906,525
ViewPoint Financial Group, Inc.	14,531	419,219
Wilshire Bancorp, Inc.	35,159	390,265
Wintrust Financial Corp.	2,206	107,344
		20,385,863

BIOTECHNOLOGY — 2.3%
Emergent Biosolutions, Inc.(1)	91,830	2,320,544
Isis Pharmaceuticals, Inc.(1)	51,186	2,211,747
Ligand Pharmaceuticals, Inc., Class B(1)	4,806	323,252
NPS Pharmaceuticals, Inc.(1)	49,157	1,471,269
PDL BioPharma, Inc.	272,229	2,262,223
Regulus Therapeutics, Inc.(1)	8,662	78,131
Threshold Pharmaceuticals, Inc.(1)	261,058	1,242,636
		9,909,802
BUILDING PRODUCTS†
Insteel Industries, Inc.	5,352	105,274
CAPITAL MARKETS — 3.6%
Calamos Asset Management, Inc., Class A	90,521	1,170,437
Diamond Hill Investment Group, Inc.	5,741	754,597
Evercore Partners, Inc., Class A	45,903	2,536,141
FBR & Co.(1)	39,119	1,010,444
Financial Engines, Inc.	11,950	606,821
FXCM, Inc., Class A	123,323	1,821,481
Investment Technology Group, Inc.(1)	95,971	1,938,614
Janus Capital Group, Inc.	144,153	1,566,943
Manning & Napier, Inc.	90,378	1,515,639
Pzena Investment Management, Inc., Class A	23,617	277,972
WisdomTree Investments, Inc.(1)	159,896	2,097,835
		15,296,924
CHEMICALS — 2.1%
Ferro Corp.(1)	100,989	1,379,510
FutureFuel Corp.	38,813	787,904
Minerals Technologies, Inc.	19,447	1,255,498
Olin Corp.	102,664	2,834,553
Quaker Chemical Corp.	33,303	2,625,275
		8,882,740
COMMERCIAL SERVICES AND SUPPLIES — 2.9%
Deluxe Corp.	53,583	2,811,500
Ennis, Inc.	39,394	652,758
Herman Miller, Inc.	70,565	2,267,253
Intersections, Inc.	51,156	301,820
Kimball International, Inc. Class B	66,660	1,207,213
MSA Safety, Inc.	20,598	1,174,086
Quad/Graphics, Inc.	58,457	1,370,817
Steelcase, Inc., Class A	165,739	2,752,925
		12,538,372
COMMUNICATIONS EQUIPMENT — 1.8%
ARRIS Group, Inc.(1)	114,950	3,239,291
Brocade Communications Systems, Inc.(1)	108,382	1,149,933
Ciena Corp.(1)	119,284	2,712,518
Finisar Corp.(1)	10,592	280,794
Harmonic, Inc.(1)	38,420	274,319
		7,656,855

CONSUMER FINANCE — 2.1%
Cash America International, Inc.	65,336	2,529,810
Credit Acceptance Corp.(1)	9,138	1,298,967
DFC Global Corp.(1)	82,753	730,709
Green Dot Corp., Class A(1)	3,477	67,906
Portfolio Recovery Associates, Inc.(1)	37,072	2,144,986
Regional Management Corp.(1)	22,737	560,694
World Acceptance Corp.(1)	23,950	1,798,166
		9,131,238
CONTAINERS AND PACKAGING — 0.7%
Berry Plastics Group, Inc.(1)	107,069	2,478,647
Myers Industries, Inc.	32,864	654,651
		3,133,298
DIVERSIFIED CONSUMER SERVICES — 0.8%
Capella Education Co.	14,165	894,520
Carriage Services, Inc.	29,988	546,981
ITT Educational Services, Inc.(1)	31,344	898,946
K12, Inc.(1)	17,427	394,722
Strayer Education, Inc.(1)	19,738	916,435
		3,651,604
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Interactive Brokers Group, Inc., Class A	11,974	259,476
PHH Corp.(1)	103,596	2,676,921
		2,936,397
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Atlantic Tele-Network, Inc.	16,379	1,079,704
Fairpoint Communications, Inc.(1)	40,279	547,794
IDT Corp., Class B	58,856	980,541
Inteliquent, Inc.	157,875	2,293,924
Premiere Global Services, Inc.(1)	119,990	1,447,079
		6,349,042
ELECTRIC UTILITIES — 0.6%
Cleco Corp.	31,530	1,594,787
UIL Holdings Corp.	25,006	920,471
		2,515,258
ELECTRICAL EQUIPMENT — 0.2%
Enphase Energy, Inc.(1)	25,060	184,442
Thermon Group Holdings, Inc.(1)	21,768	504,582
		689,024
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 3.5%
Agilysys, Inc.(1)	10,640	142,576
Benchmark Electronics, Inc.(1)	106,721	2,417,231
Checkpoint Systems, Inc.(1)	145,575	1,953,617
Coherent, Inc.(1)	35,243	2,303,130
Daktronics, Inc.	22,278	320,580
GSI Group, Inc.(1)	43,238	564,688
Insight Enterprises, Inc.(1)	3,426	86,027
Newport Corp.(1)	34,087	704,919
PC Connection, Inc.	5,241	106,497

Plexus Corp.(1)	20,021	802,241
Rogers Corp.(1)	9,856	615,212
Sanmina Corp.(1)	143,022	2,495,734
ScanSource, Inc.(1)	63,562	2,591,423
		15,103,875
ENERGY EQUIPMENT AND SERVICES — 0.3%
Dawson Geophysical Co.	3,044	85,262
Matrix Service Co.(1)	17,000	574,260
Newpark Resources, Inc.(1)	26,022	297,952
SEACOR Holdings, Inc.(1)	2,103	181,741
TGC Industries, Inc.(1)	23,884	142,110
		1,281,325
FOOD AND STAPLES RETAILING — 1.7%
Andersons, Inc. (The)	46,213	2,737,658
Rite Aid Corp.(1)	387,822	2,431,644
Roundy's, Inc.	317,367	2,183,485
		7,352,787
FOOD PRODUCTS — 1.7%
Chiquita Brands International, Inc.(1)	73,143	910,631
Farmer Bros. Co.(1)	13,234	260,710
Omega Protein Corp.(1)	46,689	563,536
Pilgrim's Pride Corp.(1)	124,063	2,595,398
Sanderson Farms, Inc.	36,431	2,859,469
		7,189,744
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.7%
Align Technology, Inc.(1)	55,747	2,887,137
Anika Therapeutics, Inc.(1)	42,712	1,755,463
Greatbatch, Inc.(1)	39,298	1,804,564
Haemonetics Corp.(1)	51,032	1,663,133
Hill-Rom Holdings, Inc.	46,506	1,792,341
Medical Action Industries, Inc.(1)	9,609	66,975
NuVasive, Inc.(1)	31,641	1,215,331
Symmetry Medical, Inc.(1)	29,758	299,366
		11,484,310
HEALTH CARE PROVIDERS AND SERVICES — 5.0%
Addus HomeCare Corp.(1)	72,134	1,662,689
AMN Healthcare Services, Inc.(1)	139,791	1,920,728
Amsurg Corp.(1)	55,663	2,620,614
Centene Corp.(1)	48,321	3,007,982
Chemed Corp.	29,928	2,677,060
Corvel Corp.(1)	4,526	225,214
Cross Country Healthcare, Inc.(1)	24,947	201,322
Gentiva Health Services, Inc.(1)	26,041	237,494
Kindred Healthcare, Inc.	72,542	1,698,934
Owens & Minor, Inc.	67,117	2,351,109
PharMerica Corp.(1)	105,240	2,944,615
Providence Service Corp. (The)(1)	65,183	1,843,375
Skilled Healthcare Group, Inc. Class A(1)	54,172	285,486
		21,676,622

HEALTH CARE TECHNOLOGY — 0.6%
MedAssets, Inc.(1)	102,189	2,525,090
HOTELS, RESTAURANTS AND LEISURE — 2.2%
Cracker Barrel Old Country Store, Inc.	26,201	2,547,785
Interval Leisure Group, Inc.	88,179	2,304,999
Jack in the Box, Inc.(1)	47,935	2,825,289
Monarch Casino & Resort, Inc.(1)	18,584	344,361
Ruth's Hospitality Group, Inc.	96,744	1,169,635
Town Sports International Holdings, Inc.	21,248	180,396
		9,372,465
HOUSEHOLD DURABLES — 1.0%
CSS Industries, Inc.	19,112	516,024
iRobot Corp.(1)	63,706	2,615,131
Libbey, Inc.(1)	25,095	652,470
Skullcandy, Inc.(1)	44,949	412,632
		4,196,257
HOUSEHOLD PRODUCTS — 0.2%
Orchids Paper Products Co.	27,746	849,028
INSURANCE — 4.7%
American Equity Investment Life Holding Co.	102,436	2,419,538
AMERISAFE, Inc.	53,067	2,330,172
Amtrust Financial Services, Inc.	58,858	2,213,649
CNO Financial Group, Inc.	43,793	792,653
First American Financial Corp.	66,504	1,765,681
HCI Group, Inc.	16,894	614,942
Infinity Property & Casualty Corp.	15,036	1,016,885
Maiden Holdings Ltd.	198,160	2,473,037
OneBeacon Insurance Group Ltd. Class A	59,742	923,611
Safety Insurance Group, Inc.	3,048	164,135
Selective Insurance Group, Inc.	17,089	398,516
Stewart Information Services Corp.	62,980	2,212,488
United Fire Group, Inc.	32,561	988,226
Universal Insurance Holdings, Inc.	156,523	1,987,842
		20,301,375
INTERNET AND CATALOG RETAIL — 1.7%
HSN, Inc.	44,565	2,661,867
Orbitz Worldwide, Inc.(1)	257,365	2,017,742
Overstock.com, Inc.(1)	63,334	1,247,680
PetMed Express, Inc.	90,788	1,217,467
		7,144,756

INTERNET SOFTWARE AND SERVICES — 1.3%
comScore, Inc.(1)	12,409	406,891
Conversant, Inc.(1)	101,591	2,859,787
CoStar Group, Inc.(1)	5,612	1,047,985
support.com, Inc.(1)	38,345	97,780
United Online, Inc.	17,576	203,178
XO Group, Inc.(1)	82,346	834,988
		5,450,609

IT SERVICES — 1.8%
Convergys Corp.	51,259	1,123,085
CSG Systems International, Inc.	33,454	871,142
Euronet Worldwide, Inc.(1)	71,113	2,957,590
Global Cash Access Holdings, Inc.(1)	135,477	929,372
Hackett Group, Inc. (The)	13,487	80,652
MoneyGram International, Inc.(1)	82,737	1,460,308
PRGX Global, Inc.(1)	23,047	159,716
Sapient Corp.(1)	4,920	83,935
		7,665,800
LEISURE PRODUCTS — 1.4%
Arctic Cat, Inc.	10,019	478,808
Brunswick Corp.	74,147	3,358,118
Sturm Ruger & Co., Inc.	34,555	2,066,389
		5,903,315
LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Albany Molecular Research, Inc.(1)	106,377	1,977,549
Charles River Laboratories International, Inc.(1)	9,148	551,990
		2,529,539
MACHINERY — 5.0%
Actuant Corp., Class A	68,519	2,339,924
Altra Industrial Motion Corp.	45,404	1,620,923
Barnes Group, Inc.	38,684	1,488,173
CIRCOR International, Inc.	27,406	2,009,682
Greenbrier Cos., Inc.(1)	58,096	2,649,178
Hyster-Yale Materials Handling, Inc.	24,065	2,346,337
Kadant, Inc.	12,889	470,062
Lydall, Inc.(1)	51,148	1,169,755
Mueller Water Products, Inc. Class A	287,598	2,732,181
NN, Inc.	7,693	151,552
Rexnord Corp.(1)	48,507	1,405,733
Wabash National Corp.(1)	88,052	1,211,595
WABCO Holdings, Inc.(1)	10,412	1,099,091
Xerium Technologies, Inc.(1)	50,452	809,755
		21,503,941
MARINE — 0.5%
Matson, Inc.	95,658	2,361,796
MEDIA — 1.6%
Cumulus Media, Inc., Class A(1)	360,436	2,490,613
Entercom Communications Corp., Class A(1)	36,606	368,622
Harte-Hanks, Inc.	86,531	764,934
MDC Partners, Inc., Class A	16,740	382,007
Meredith Corp.	10,577	491,090
Scholastic Corp.	70,023	2,414,393
		6,911,659
METALS AND MINING — 0.1%
Handy & Harman Ltd.(1)	4,306	94,775
Olympic Steel, Inc.	10,226	293,486
		388,261

MULTILINE RETAIL — 0.2%
Dillard's, Inc., Class A	10,768	994,963
OIL, GAS AND CONSUMABLE FUELS — 2.6%
Abraxas Petroleum Corp.(1)	65,576	259,681
Alon USA Energy, Inc.	142,532	2,129,428
Comstock Resources, Inc.	49,321	1,126,985
Equal Energy Ltd.	126,611	579,879
Green Plains Renewable Energy, Inc.	88,757	2,659,160
Panhandle Oil and Gas, Inc., Class A	4,871	212,424
Renewable Energy Group, Inc.(1)	72,890	873,222
REX American Resources Corp.(1)	43,847	2,501,471
Warren Resources, Inc.(1)	183,091	878,837
		11,221,087
PAPER AND FOREST PRODUCTS — 0.5%
Schweitzer-Mauduit International, Inc.	53,682	2,286,316
PERSONAL PRODUCTS — 1.1%
Medifast, Inc.(1)	85,432	2,485,217
USANA Health Sciences, Inc.(1)	29,562	2,227,201
		4,712,418
PHARMACEUTICALS — 0.8%
Nektar Therapeutics(1)	17,458	211,591
Questcor Pharmaceuticals, Inc.	48,156	3,126,769
SciClone Pharmaceuticals, Inc.(1)	51,397	233,856
		3,572,216
PROFESSIONAL SERVICES — 3.1%
Barrett Business Services, Inc.	9,636	574,016
FTI Consulting, Inc.(1)	65,746	2,191,972
Huron Consulting Group, Inc.(1)	40,727	2,581,277
ICF International, Inc.(1)	14,190	564,904
Kforce, Inc.	39,056	832,674
Korn/Ferry International(1)	68,798	2,048,116
Navigant Consulting, Inc.(1)	117,906	2,200,126
RPX Corp.(1)	134,427	2,188,472
VSE Corp.	1,563	82,370
		13,263,927
REAL ESTATE INVESTMENT TRUSTS (REITs) — 5.3%
Alexander's, Inc.	471	170,026
Apollo Commercial Real Estate Finance, Inc.	8,129	135,185
CYS Investments, Inc.	42,748	353,099
FelCor Lodging Trust, Inc.	69,167	625,270
Gramercy Property Trust, Inc.	375,513	1,937,647
LTC Properties, Inc.	66,637	2,507,550
New Residential Investment Corp.	59,882	387,437
NorthStar Realty Finance Corp.	79,538	1,283,743
Potlatch Corp.	63,703	2,464,669
PS Business Parks, Inc.	31,942	2,670,990
RLJ Lodging Trust	117,782	3,149,491
Rouse Properties, Inc.	11,587	199,760
Sabra Health Care REIT, Inc.	21,218	591,770

Sovran Self Storage, Inc.	28,907	2,123,219
Strategic Hotels & Resorts, Inc.(1)	172,296	1,755,696
Sunstone Hotel Investors, Inc.	181,365	2,490,141
		22,845,693
ROAD AND RAIL — 1.3%
Arkansas Best Corp.	72,317	2,672,113
Swift Transportation Co.(1)	118,380	2,929,905
		5,602,018
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 5.4%
Applied Micro Circuits Corp.(1)	225,202	2,229,500
Cabot Microelectronics Corp.(1)	23,428	1,030,832
Cirrus Logic, Inc.(1)	86,042	1,709,655
First Solar, Inc.(1)	31,142	2,173,400
International Rectifier Corp.(1)	100,026	2,740,712
MaxLinear, Inc., Class A(1)	136,177	1,290,958
Microsemi Corp.(1)	18,548	464,256
PLX Technology, Inc.(1)	33,847	204,774
Power Integrations, Inc.	33,892	2,229,416
Rambus, Inc.(1)	83,290	895,368
Semtech Corp.(1)	77,551	1,965,142
Sigma Designs, Inc.(1)	87,691	417,409
Synaptics, Inc.(1)	43,690	2,622,274
TriQuint Semiconductor, Inc.(1)	138,491	1,854,395
Ultra Clean Holdings, Inc.(1)	104,766	1,377,673
		23,205,764
SOFTWARE — 6.4%
Advent Software, Inc.	3,421	100,440
Aspen Technology, Inc.(1)	16,625	704,235
Cadence Design Systems, Inc.(1)	40,420	628,127
Callidus Software, Inc.(1)	122,309	1,531,309
Comverse, Inc.(1)	62,001	2,143,995
Manhattan Associates, Inc.(1)	81,343	2,849,445
Mentor Graphics Corp.	112,142	2,469,367
NetScout Systems, Inc.(1)	72,000	2,705,760
Pegasystems, Inc.	34,109	1,204,730
PTC, Inc.(1)	92,514	3,277,771
SS&C Technologies Holdings, Inc.(1)	37,625	1,505,752
Take-Two Interactive Software, Inc.(1)	130,462	2,861,032
TeleNav, Inc.(1)	58,714	349,935
TiVo, Inc.(1)	194,981	2,579,599
Verint Systems, Inc.(1)	54,391	2,552,570
		27,464,067
SPECIALTY RETAIL — 2.3%
Big 5 Sporting Goods Corp.	97,225	1,560,461
Brown Shoe Co., Inc.	96,269	2,554,979
Buckle, Inc. (The)	36,616	1,677,013
Childrens Place Retail Stores, Inc. (The)	44,024	2,192,836
Destination Maternity Corp.	17,360	475,664
GameStop Corp., Class A	30,079	1,236,247

Kirkland's, Inc.(1)	12,864	237,855
		9,935,055
TEXTILES, APPAREL AND LUXURY GOODS — 1.7%
Culp, Inc.	24,807	489,690
Iconix Brand Group, Inc.(1)	69,832	2,742,303
Steven Madden Ltd.(1)	78,700	2,831,626
Unifi, Inc.(1)	47,048	1,085,397
		7,149,016
THRIFTS AND MORTGAGE FINANCE — 0.9%
EverBank Financial Corp.	124,192	2,450,308
Ocwen Financial Corp.(1)	26,784	1,049,397
Walker & Dunlop, Inc.(1)	10,234	167,326
		3,667,031
TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Aceto Corp.	33,779	678,620
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
NTELOS Holdings Corp.	40,615	548,302
USA Mobility, Inc.	45,428	825,427
		1,373,729
TOTAL COMMON STOCKS (Cost $352,284,883)		427,362,943
TEMPORARY CASH INVESTMENTS — 0.6%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $478,008), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $468,345)		468,345
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $420,426), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $412,144)		412,144
SSgA U.S. Government Money Market Fund	1,587,892	1,587,892
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,468,381)		2,468,381
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $354,753,264)		429,831,324
OTHER ASSETS AND LIABILITIES — (0.1)%		(505,055)
TOTAL NET ASSETS — 100.0%		$429,326,269

Notes to Schedule of Investments
†Category is less than 0.05% of total net assets.
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	427,362,943	—	—
Temporary Cash Investments	1,587,892	880,489	—
	428,950,835	880,489	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$354,869,795
Gross tax appreciation of investments	$82,038,570
Gross tax depreciation of investments	(7,077,041)
Net tax appreciation (depreciation) of investments	$74,961,529

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Inflation Opportunities Fund
March 31, 2014

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 37.9%
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	167,305	170,822
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16	973,482	1,033,679
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	833,962	910,387
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	3,363,797	3,686,513
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	5,973,246	6,146,607
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	846,473	948,512
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,238,144	3,315,302
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	1,084,750	1,178,056
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	2,233,475	2,496,605
TOTAL U.S. TREASURY SECURITIES (Cost $19,971,129)		19,886,483
COMMON STOCKS — 22.5%
CHEMICALS — 0.1%
CF Industries Holdings, Inc.	74	19,287
Monsanto Co.	145	16,497
		35,784
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	108	13,862
Vulcan Materials Co.	684	45,451
		59,313
CONTAINERS AND PACKAGING — 0.2%
Crown Holdings, Inc.(2)	271	12,124
MeadWestvaco Corp.	976	36,737
Owens-Illinois, Inc.(2)	422	14,276
Sealed Air Corp.	485	15,942
		79,079
ENERGY EQUIPMENT AND SERVICES — 1.6%
Baker Hughes, Inc.	1,165	75,748
Calfrac Well Services Ltd.	763	24,281
Ensco plc, Class A	596	31,457
Halliburton Co.	2,432	143,220
Nabors Industries Ltd.	1,909	47,057
National Oilwell Varco, Inc.	1,157	90,096
Noble Corp. plc	672	22,001
Oceaneering International, Inc.	495	35,571
Patterson-UTI Energy, Inc.	1,363	43,180
Schlumberger Ltd.	2,519	245,602
Tidewater, Inc.	406	19,740
Weatherford International Ltd.(2)	2,578	44,754
		822,707

HOTELS, RESTAURANTS AND LEISURE — 0.6%
Galaxy Entertainment Group Ltd.(2)	9,000	78,264
Marriott International, Inc. Class A	2,919	163,522
Melco Crown Entertainment Ltd. ADR(2)	982	37,954
Sands China Ltd.	5,200	38,850
		318,590
HOUSEHOLD DURABLES — 0.1%
Taylor Wimpey plc	21,619	42,458
MEDIA — 0.1%
REA Group Ltd.	1,461	66,053
METALS AND MINING — 0.6%
B2Gold Corp.(2)	7,000	18,996
Barrick Gold Corp.	1,408	25,105
Franco-Nevada Corp.	759	34,878
Freeport-McMoRan Copper & Gold, Inc.	2,135	70,604
Goldcorp, Inc. New York Shares	2,005	49,082
Kinross Gold Corp. New York Shares	1,800	7,452
Randgold Resources Ltd. ADR	294	22,050
Royal Gold, Inc.	434	27,177
Silver Wheaton Corp.	693	15,731
Tahoe Resources, Inc.(2)	1,245	26,319
Teck Resources Ltd.	785	17,019
Yamana Gold, Inc. New York Shares	2,306	20,247
		334,660
OIL, GAS AND CONSUMABLE FUELS — 4.7%
Anadarko Petroleum Corp.	1,142	96,796
Apache Corp.	792	65,696
Canadian Natural Resources Ltd.	1,587	60,893
Cheniere Energy, Inc.(2)	1,201	66,475
Chesapeake Energy Corp.	1,806	46,270
Chevron Corp.	2,163	257,202
ConocoPhillips	2,259	158,921
Devon Energy Corp.	1,030	68,938
Encana Corp.	1,847	39,489
Energy Transfer Equity LP	758	35,437
Energy Transfer Partners LP	385	20,709
Enterprise Products Partners LP	391	27,120
EOG Resources, Inc.	544	106,717
Exxon Mobil Corp.	2,940	287,179
Hess Corp.	656	54,369
Kinder Morgan, Inc.	1,753	56,955
Marathon Oil Corp.	1,473	52,321
Marathon Petroleum Corp.	660	57,446
Noble Energy, Inc.	761	54,061
Occidental Petroleum Corp.	1,816	173,047

Paramount Resources Ltd. A Shares(2)	678	29,248
Peyto Exploration & Development Corp.	1,070	36,509
Phillips 66	1,306	100,640
Pioneer Natural Resources Co.	213	39,861
Plains All American Pipeline LP	427	23,536
Range Resources Corp.	282	23,398
Spectra Energy Corp.	1,536	56,740
StealthGas, Inc.(2)	2,287	26,003
Suncor Energy, Inc.	2,867	100,230
Talisman Energy, Inc., New York Shares	1,901	18,972
Tourmaline Oil Corp.(2)	304	14,371
Ultra Petroleum Corp.(2)	871	23,421
Valero Energy Corp.	1,313	69,720
Veresen, Inc.	2,762	41,674
Whiting Petroleum Corp.(2)	240	16,654
Williams Cos., Inc. (The)	1,186	48,128
		2,455,146
PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp.	342	38,379
International Paper Co.	741	33,997
		72,376
REAL ESTATE INVESTMENT TRUSTS (REITs) — 10.0%
Alexandria Real Estate Equities, Inc.	2,658	192,864
Allied Properties Real Estate Investment Trust	3,185	99,396
American Campus Communities, Inc.	4,421	165,124
Apartment Investment & Management Co. Class A	5,730	173,161
Ascendas Real Estate Investment Trust	22,000	39,526
Australand Property Group	6,829	26,726
Big Yellow Group plc	11,670	106,325
Boston Properties, Inc.	2,088	239,139
Charter Hall Group	22,298	82,510
Corio NV	1,374	62,787
Corporate Office Properties Trust	5,135	136,796
Cousins Properties, Inc.	15,406	176,707
Daiwa House REIT Investment Corp.	24	95,916
DCT Industrial Trust, Inc.	16,193	127,601
DDR Corp.	9,710	160,021
Derwent London plc	990	44,728
Essex Property Trust, Inc.	1,175	199,809
First Industrial Realty Trust, Inc.	7,747	149,672
Gecina SA	421	55,969
General Growth Properties, Inc.	8,685	191,070
Great Portland Estates plc	3,807	40,049
Hudson Pacific Properties, Inc.	5,609	129,400
Hulic Reit, Inc.(2)	44	60,108

Kilroy Realty Corp.	3,115	182,477
Klepierre	1,731	77,455
Land Securities Group plc	7,370	125,449
Link Real Estate Investment Trust (The)	28,500	140,176
Mapletree Industrial Trust	51,000	55,342
Mirvac Group	75,038	118,303
Nippon Prologis REIT, Inc.	60	121,029
Orix JREIT, Inc.	43	53,659
Pebblebrook Hotel Trust	4,499	151,931
Prologis, Inc.	6,432	262,619
Safestore Holdings plc	18,363	72,555
Segro plc	11,535	63,845
Simon Property Group, Inc.	1,901	311,764
Taubman Centers, Inc.	2,391	169,259
UDR, Inc.	7,141	184,452
Unibail-Rodamco SE	685	177,886
Westfield Group	18,588	176,695
Workspace Group plc	6,116	60,413
		5,260,713
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 4.0%
Ayala Land, Inc.	102,500	68,341
BR Malls Participacoes SA	11,500	98,781
Brookfield Asset Management, Inc. Class A	3,454	141,096
Cheung Kong Holdings Ltd.	2,000	33,159
China Overseas Land & Investment Ltd.	42,000	108,838
City Developments Ltd.	5,000	40,146
Corp. Inmobiliaria Vesta SAB de CV	39,495	79,743
Countrywide plc	10,951	119,492
Fabege AB	3,906	50,935
GAGFAH SA(2)	4,681	71,066
Global Logistic Properties Ltd.	20,000	42,134
Hongkong Land Holdings Ltd.	12,000	77,640
Howard Hughes Corp. (The)(2)	1,118	159,550
Hulic Co. Ltd.	4,000	54,798
Lend Lease Group	3,737	41,069
Megaworld Corp.	291,000	27,189
Mitsubishi Estate Co. Ltd.	3,000	71,094
Mitsui Fudosan Co. Ltd.	9,000	274,582
PSP Swiss Property AG	1,064	100,015
PT Alam Sutera Realty Tbk	433,700	23,019
PT Ciputra Development Tbk	280,400	28,967
PT Pakuwon Jati Tbk	684,400	21,172
Quintain Estates & Development plc(2)	39,918	68,546
Realia Business SA(2)	31,211	52,672
Shimao Property Holdings Ltd.	15,500	33,972

Sumitomo Realty & Development Co. Ltd.	2,000	78,322
Sun Hung Kai Properties Ltd.	7,000	85,735
Swire Properties Ltd.	21,800	62,113
		2,114,186
TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Ashtead Group plc	2,550	40,429
United Rentals, Inc.(2)	1,250	118,675
		159,104
TOTAL COMMON STOCKS (Cost $10,055,825)		11,820,169

COMMERCIAL PAPER(3) — 19.6%
Chariot Funding LLC, 0.23%, 4/29/14(4)	2,500,000	2,499,553
Charta LLC, 0.16%, 6/11/14(4)	1,267,000	1,266,600
Govco LLC, 0.14%, 5/1/14(4)	2,497,000	2,496,709
Nestle Capital Corp., 0.10%, 6/2/14(4)	1,000,000	999,828
Toyota Motor Credit Corp., 0.11%, 5/1/14	3,000,000	2,999,725
TOTAL COMMERCIAL PAPER (Cost $10,262,415)		10,262,415
EXCHANGE-TRADED FUNDS — 8.6%
iShares S&P GSCI Commodity Indexed Trust(2)	84,906	2,799,351
PowerShares DB Commodity Index Tracking Fund(2)	7,971	208,282
SPDR Gold Shares(2)	7,168	886,037
Sprott Physical Gold Trust(2)	57,463	613,130
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,714,806)		4,506,800
CORPORATE BONDS — 3.8%
AUTO COMPONENTS — 0.1%
Visteon Corp., 6.75%, 4/15/19	49,000	51,634
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.125%, 10/10/18	25,000	25,134
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(4)	10,000	10,129
		35,263
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20	30,000	34,494
CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22	75,000	73,969
COMMUNICATIONS EQUIPMENT — 0.3%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	76,594
SBA Communications Corp., 5.625%, 10/1/19	75,000	78,937
		155,531
CONSTRUCTION MATERIALS — 0.2%
Covanta Holding Corp., 7.25%, 12/1/20	75,000	82,312
CONSUMER FINANCE†
Credit Suisse (New York), 5.50%, 5/1/14	20,000	20,082

CONTAINERS AND PACKAGING — 0.1%
Ardagh Packaging Finance plc, 7.375%, 10/15/17(4)	70,000	74,813
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Bank of America Corp., 2.00%, 1/11/18	40,000	39,971
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,783
Union Bank N.A., 2.625%, 9/26/18	10,000	10,202
		72,956
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc., 5.50%, 2/1/18	20,000	22,590
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	21,319
Windstream Corp., 7.875%, 11/1/17	30,000	34,575
		78,484
FOOD PRODUCTS†
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	22,101
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	55,000	57,887
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	25,000	26,313
Express Scripts Holding Co., 3.50%, 11/15/16	20,000	21,191
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(4)	70,000	75,775
		181,166
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(4)	70,000	71,050
INSURANCE — 0.1%
American International Group, Inc., 4.125%, 2/15/24	30,000	30,702
XLIT Ltd., 2.30%, 12/15/18	20,000	19,867
		50,569
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	20,000	20,861

METALS AND MINING — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	30,000	31,082
Rio Tinto Finance USA plc, 1.375%, 6/17/16	20,000	20,185
		51,267
MULTI-UTILITIES — 0.3%
CMS Energy Corp., 4.25%, 9/30/15	30,000	31,430
CMS Energy Corp., 8.75%, 6/15/19	25,000	32,136
Dominion Gas Holdings LLC, 1.05%, 11/1/16(4)	20,000	19,931
GenOn Energy, Inc., 7.875%, 6/15/17	55,000	55,550
		139,047
OIL, GAS AND CONSUMABLE FUELS — 0.9%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	70,000	54,075
Anadarko Petroleum Corp., 5.95%, 9/15/16	20,000	22,204
Bill Barrett Corp., 7.00%, 10/15/22	75,000	79,313
Denbury Resources, Inc., 8.25%, 2/15/20	75,000	81,937
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,963

Newfield Exploration Co., 6.875%, 2/1/20	50,000	53,500
Peabody Energy Corp., 7.375%, 11/1/16	30,000	33,750
Peabody Energy Corp., 6.50%, 9/15/20	30,000	31,125
QEP Resources, Inc., 5.25%, 5/1/23	75,000	75,000
		451,867
PHARMACEUTICALS†
Mylan, Inc., 1.35%, 11/29/16	10,000	10,026
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
HCP, Inc., 6.00%, 1/30/17	25,000	28,145
Reckson Operating Partnership LP, 6.00%, 3/31/16	50,000	54,270
		82,415
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Advanced Micro Devices, Inc., 8.125%, 12/15/17	5,000	5,263
SPECIALTY RETAIL — 0.2%
Hertz Corp. (The), 6.75%, 4/15/19	55,000	59,194
Home Depot, Inc. (The), 2.25%, 9/10/18	20,000	20,249
		79,443
TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	82,312
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Communications, 6.00%, 12/1/16	70,000	76,912
TOTAL CORPORATE BONDS (Cost $1,971,259)		2,003,837
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 3.0%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	10,475	11,034
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	9,022	9,260
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	70,244	73,927
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	56,752	52,890
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.59%, 4/1/14	37,213	37,186
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.38%, 4/1/14	94,137	94,151
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.25%, 4/1/14	95,195	94,419
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-35, Class 1A3 SEQ, 5.00%, 9/25/18	7,921	8,171
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	86,004	91,110
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	13,563	14,464
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.19%, 4/1/14	50,711	50,069
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 4/1/14	73,525	74,434
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 4/1/14	84,757	80,819
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	25,621	27,066

PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.63%, 4/1/14	20,598	20,980
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	17,101	18,382
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	13,557	13,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 4/1/14	27,086	28,180
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.64%, 4/1/14	79,650	81,941
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 4/1/14	67,760	68,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	91,889	97,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	94,640	93,378
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	37,167	38,882
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 4/1/14	50,918	46,709
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	71,271	69,482
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	53,517	52,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	66,557	68,420
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	27,137	28,225
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	25,740	26,740
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	9,670	10,031
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 4/1/14	9,850	9,961
		1,493,142
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	64,425	69,849
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,527,797)		1,562,991
MUNICIPAL SECURITIES — 1.3%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	140,000	115,262
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	30,000	24,027
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	30,000	24,027
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	140,000	112,124
Puerto Rico Electric Power Authority Rev., Series 2012 B, 5.00%, 7/1/16	140,000	124,701
Puerto Rico GO, Series 2001 A, (Public Improvement), 5.50%, 7/1/18	155,000	138,829
Puerto Rico GO, Series 2006 B, (Public Improvement), 5.25%, 7/1/17	55,000	50,631
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	75,000	66,368
Puerto Rico GO, Series 2008 A, 5.50%, 7/1/18	30,000	26,645

Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	20,000	17,006
TOTAL MUNICIPAL SECURITIES (Cost $748,457)		699,620
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.8%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 4/1/14	75,000	79,802
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	100,000	96,055
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	9,367	9,729
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 6.00%, 4/11/14	15,569	15,580
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 4/11/14	25,000	25,624
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 4/11/14	125,000	131,138
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 4/11/14	75,000	79,883
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	3,427	3,446
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $443,264)		441,257
WARRANTS — 0.1%
METALS AND MINING — 0.1%
GoGold Resources, Inc.(2) (Cost $—)	101,250	31,140
TEMPORARY CASH INVESTMENTS — 2.7%
SSgA U.S. Government Money Market Fund (Cost $1,387,302)	1,387,302	1,387,302
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $51,082,254)		52,602,014
OTHER ASSETS AND LIABILITIES — (0.3)%		(142,015)
TOTAL NET ASSETS — 100.0%		$52,459,999

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)

AUD	260,000	USD	232,159	Barclays Bank plc	4/10/14	8,832
AUD	160,000	USD	143,806	Barclays Bank plc	4/10/14	4,497
AUD	96,066	USD	88,588	JPMorgan Chase Bank N.A.	4/10/14	454
AUD	299,860	USD	265,746	Westpac Group	4/10/14	12,191
USD	419,222	AUD	480,000	HSBC Holdings plc	4/10/14	(25,685)
USD	144,150	AUD	160,000	Westpac Group	4/10/14	(4,153)
BRL	407,133	USD	168,746	Barclays Bank plc	4/10/14	10,313
BRL	924,535	USD	384,406	Barclays Bank plc	4/10/14	22,209
USD	100,000	BRL	247,000	Barclays Bank plc	4/10/14	(8,632)
USD	80,000	BRL	185,680	Barclays Bank plc	4/10/14	(1,663)
USD	200,000	BRL	487,540	Barclays Bank plc	4/10/14	(14,423)

CAD	686,247	USD	620,000	Barclays Bank plc	4/10/14	627
CAD	487,885	USD	440,000	Deutsche Bank	4/10/14	1,233
CAD	1,016,124	USD	926,123	HSBC Holdings plc	4/10/14	(7,162)
CAD	221,066	USD	200,000	JPMorgan Chase Bank N.A.	4/10/14	(72)
USD	440,000	CAD	490,556	Barclays Bank plc	4/10/14	(3,649)
USD	220,000	CAD	240,504	Deutsche Bank	4/10/14	2,493
USD	100,000	CAD	110,380	Deutsche Bank	4/10/14	175
USD	180,000	CAD	199,080	Deutsche Bank	4/10/14	(44)
USD	140,000	CAD	157,857	Westpac Group	4/10/14	(2,763)
CHF	125,478	USD	140,000	Barclays Bank plc	4/10/14	1,944
CHF	88,819	USD	100,000	Deutsche Bank	4/10/14	474
CHF	84,990	USD	96,547	Deutsche Bank	4/10/14	(403)
CHF	210,002	USD	240,000	JPMorgan Chase Bank N.A.	4/10/14	(2,439)
CHF	169,282	USD	186,100	UBS AG	4/10/14	5,397
USD	200,000	CHF	180,216	Barclays Bank plc	4/10/14	(3,866)
USD	140,000	CHF	125,440	Deutsche Bank	4/10/14	(1,901)
CLP	115,973,074	USD	208,810	Barclays Bank plc	4/10/14	2,493
CLP	62,102,989	USD	112,894	Barclays Bank plc	4/10/14	258
CLP	89,952,000	USD	160,000	Barclays Bank plc	4/10/14	3,893
USD	200,000	CLP	114,140,000	Barclays Bank plc	4/10/14	(7,963)
USD	16,538	CLP	8,801,519	Barclays Bank plc	4/10/14	501
USD	160,000	CLP	89,456,000	Barclays Bank plc	4/10/14	(2,989)
CNY	489,240	USD	80,000	Barclays Bank plc	4/10/14	(1,193)
CNY	3,417,400	USD	560,000	Barclays Bank plc	4/10/14	(9,523)
CNY	1,098,234	USD	180,000	Barclays Bank plc	4/10/14	(3,096)
CNY	19,634,637	USD	3,225,190	HSBC Holdings plc	4/10/14	(62,428)
USD	122,518	CNY	748,891	Barclays Bank plc	4/10/14	1,886
USD	24,992	CNY	152,361	Barclays Bank plc	4/10/14	450
USD	140,000	CNY	863,114	Barclays Bank plc	4/10/14	969
USD	230,140	CNY	1,416,880	Barclays Bank plc	4/10/14	1,908
USD	380,000	CNY	2,338,596	Barclays Bank plc	4/10/14	3,297
USD	435,624	CNY	2,652,033	HSBC Holdings plc	4/10/14	8,432
USD	385,288	CNY	2,345,597	HSBC Holdings plc	4/10/14	7,458
COP	284,970,000	USD	140,000	Barclays Bank plc	4/10/14	4,439
COP	249,597,836	USD	124,612	Barclays Bank plc	4/10/14	1,899
COP	277,928,000	USD	140,000	Barclays Bank plc	4/10/14	870
COP	174,903,904	USD	90,031	Barclays Bank plc	4/10/14	(1,380)
USD	200,000	COP	392,900,000	Barclays Bank plc	4/10/14	856
USD	80,000	COP	161,760,000	Barclays Bank plc	4/10/14	(1,989)
CZK	3,616,483	USD	180,000	Barclays Bank plc	4/10/14	1,501
CZK	3,367	USD	167	Deutsche Bank	4/10/14	2
USD	178,770	CZK	3,638,141	Barclays Bank plc	4/10/14	(3,818)
EUR	140,000	USD	193,381	Barclays Bank plc	4/10/14	(513)
EUR	1,248,740	USD	1,696,511	Barclays Bank plc	4/10/14	23,785
EUR	120,000	USD	164,235	Barclays Bank plc	4/10/14	1,080

EUR	108,350	USD	147,365	Barclays Bank plc	4/10/14	1,901
EUR	120,000	USD	163,968	Deutsche Bank	4/10/14	1,347
EUR	140,000	USD	194,194	UBS AG	4/10/14	(1,326)
EUR	57,119	USD	78,623	UBS AG	4/10/14	66
USD	248,745	EUR	182,016	Barclays Bank plc	4/10/14	(2,005)
USD	301,704	EUR	220,000	Barclays Bank plc	4/10/14	(1,374)
USD	165,080	EUR	120,000	Barclays Bank plc	4/10/14	(235)
USD	163,873	EUR	120,000	Deutsche Bank	4/10/14	(1,442)
GBP	280,000	USD	456,196	Barclays Bank plc	4/10/14	10,578
GBP	60,000	USD	98,031	Deutsche Bank	4/10/14	1,992
GBP	309,059	USD	504,942	HSBC Holdings plc	4/10/14	10,274
USD	120,607	GBP	72,826	Deutsche Bank	4/10/14	(797)
USD	99,417	GBP	60,000	Deutsche Bank	4/10/14	(606)
USD	20,777	GBP	12,649	HSBC Holdings plc	4/10/14	(309)
HKD	16,672	USD	2,147	Barclays Bank plc	4/10/14	2
HKD	29,605	USD	3,818	Deutsche Bank	4/10/14	(1)
HKD	1,147,159	USD	147,956	Westpac Group	4/10/14	(55)
USD	1,684	HKD	13,058	Barclays Bank plc	4/10/14	1
USD	7,828	HKD	60,789	Barclays Bank plc	4/10/14	(9)
USD	1,786	HKD	13,857	Barclays Bank plc	4/10/14	(1)
USD	2,245	HKD	17,417	JPMorgan Chase Bank N.A.	4/10/14	(1)
HUF	40,496,400	USD	180,000	Barclays Bank plc	4/10/14	1,464
HUF	39,996,234	USD	180,000	Barclays Bank plc	4/10/14	(777)
HUF	49,203,066	USD	220,000	Barclays Bank plc	4/10/14	479
HUF	63,301,672	USD	280,000	Deutsche Bank	4/10/14	3,655
HUF	21,655,984	USD	97,577	Deutsche Bank	4/10/14	(537)
USD	220,000	HUF	49,563,800	Barclays Bank plc	4/10/14	(2,095)
USD	100,000	HUF	22,828,880	Barclays Bank plc	4/10/14	(2,296)
USD	180,000	HUF	41,105,880	Deutsche Bank	4/10/14	(4,195)
USD	440,000	HUF	100,270,192	Deutsche Bank	4/10/14	(9,311)
USD	160,000	HUF	35,851,520	Deutsche Bank	4/10/14	(651)
IDR	2,962,700,000	USD	260,000	Westpac Group	4/10/14	1,353
IDR	2,959,038,988	USD	245,400	Westpac Group	4/10/14	15,630
USD	380,000	IDR	4,655,000,000	Westpac Group	4/10/14	(30,639)
ILS	422,521	USD	120,000	Barclays Bank plc	4/10/14	1,142
ILS	406,475	USD	117,359	Deutsche Bank	4/10/14	(817)
ILS	1,107,949	USD	320,000	Deutsche Bank	4/10/14	(2,337)
ILS	977,962	USD	280,000	Deutsche Bank	4/10/14	394
ILS	842,849	USD	240,000	Deutsche Bank	4/10/14	1,655
ILS	1,171,207	USD	335,680	UBS AG	4/10/14	120
USD	680,000	ILS	2,372,785	Barclays Bank plc	4/10/14	(308)
USD	17,962	ILS	62,554	Barclays Bank plc	4/10/14	27
USD	300,000	ILS	1,042,323	Deutsche Bank	4/10/14	1,153
USD	300,000	ILS	1,047,963	Deutsche Bank	4/10/14	(464)
INR	15,935,920	USD	260,000	Barclays Bank plc	4/10/14	6,197

INR	19,019,176	USD	304,633	UBS AG	4/10/14	13,067
INR	13,491,500	USD	216,096	UBS AG	4/10/14	9,269
INR	16,640,000	USD	260,000	Westpac Group	4/10/14	17,958
USD	212,609	INR	13,418,817	Barclays Bank plc	4/10/14	(11,541)
USD	200,000	INR	12,558,000	Barclays Bank plc	4/10/14	(9,771)
USD	79,484	INR	4,962,400	UBS AG	4/10/14	(3,409)
JPY	20,475,200	USD	200,000	Barclays Bank plc	4/10/14	(1,617)
JPY	14,287,000	USD	140,000	Barclays Bank plc	4/10/14	(1,574)
JPY	45,165,560	USD	440,000	Barclays Bank plc	4/10/14	(2,394)
JPY	18,478,440	USD	180,000	Barclays Bank plc	4/10/14	(964)
JPY	14,326,900	USD	140,000	Deutsche Bank	4/10/14	(1,188)
JPY	44,877,344	USD	429,453	Westpac Group	4/10/14	5,361
USD	180,000	JPY	18,573,840	Barclays Bank plc	4/10/14	39
USD	200,000	JPY	20,425,000	Deutsche Bank	4/10/14	2,103
USD	80,000	JPY	8,244,976	JPMorgan Chase Bank N.A.	4/10/14	115
USD	60,513	JPY	6,257,298	Westpac Group	4/10/14	(114)
KRW	214,820,000	USD	200,000	Westpac Group	4/10/14	1,836
KRW	466,964,000	USD	438,299	Westpac Group	4/10/14	441
KRW	148,568,000	USD	140,000	Westpac Group	4/10/14	(412)
USD	140,000	KRW	151,200,000	Westpac Group	4/10/14	(2,061)
USD	220,000	KRW	234,850,000	Westpac Group	4/10/14	(655)
MXN	1,334,000	USD	100,000	Barclays Bank plc	4/10/14	2,116
MXN	21,220,471	USD	1,600,527	Barclays Bank plc	4/10/14	23,874
MXN	1,068,321	USD	80,000	Barclays Bank plc	4/10/14	1,779
MXN	558,113	USD	41,876	UBS AG	4/10/14	847
USD	100,000	MXN	1,340,800	Barclays Bank plc	4/10/14	(2,637)
USD	200,000	MXN	2,661,418	Barclays Bank plc	4/10/14	(3,728)
USD	12,349	MXN	162,316	Barclays Bank plc	4/10/14	(76)
USD	220,000	MXN	2,921,136	Barclays Bank plc	4/10/14	(3,609)
USD	7,858	MXN	102,642	UBS AG	4/10/14	1
MYR	1,117,880	USD	337,912	Barclays Bank plc	4/10/14	4,586
MYR	802,680	USD	240,000	Westpac Group	4/10/14	5,927
MYR	558,979	USD	170,483	Westpac Group	4/10/14	778
USD	420,000	MYR	1,390,284	Barclays Bank plc	4/10/14	(5,958)
USD	160,000	MYR	537,104	Barclays Bank plc	4/10/14	(4,559)
NOK	1,718,758	USD	276,613	Barclays Bank plc	4/10/14	10,342
NOK	1,439,808	USD	240,000	Deutsche Bank	4/10/14	383
NOK	11,535	USD	1,875	Deutsche Bank	4/10/14	51
NOK	851,861	USD	140,000	Deutsche Bank	4/10/14	2,222
NOK	1,068,300	USD	180,000	JPMorgan Chase Bank N.A.	4/10/14	(1,642)
USD	116,909	NOK	698,638	Deutsche Bank	4/10/14	268
USD	280,000	NOK	1,736,562	Deutsche Bank	4/10/14	(9,927)
USD	120,000	NOK	736,596	Deutsche Bank	4/10/14	(2,978)
NZD	198,562	USD	166,860	Westpac Group	4/10/14	5,349
NZD	120,000	USD	102,463	Westpac Group	4/10/14	1,610

USD	164,048	NZD	200,000	Westpac Group	4/10/14	(9,408)
PHP	9,872,500	USD	220,000	Westpac Group	4/10/14	268
PHP	10,967,232	USD	241,782	Westpac Group	4/10/14	2,911
USD	180,000	PHP	8,149,860	Barclays Bank plc	4/10/14	(1,834)
USD	100,000	PHP	4,470,000	Westpac Group	4/10/14	268
USD	240,000	PHP	10,772,400	Westpac Group	4/10/14	(346)
PLN	862,267	USD	280,000	Barclays Bank plc	4/10/14	5,013
PLN	471,993	USD	153,419	Deutsche Bank	4/10/14	2,593
PLN	548,820	USD	180,000	UBS AG	4/10/14	1,407
USD	100,000	PLN	303,624	Barclays Bank plc	4/10/14	(360)
USD	180,000	PLN	560,736	Deutsche Bank	4/10/14	(5,345)
USD	160,000	PLN	483,762	Deutsche Bank	4/10/14	97
RUB	23,165,252	USD	687,090	UBS AG	4/10/14	(28,321)
RUB	7,788,155	USD	231,000	UBS AG	4/10/14	(9,521)
USD	240,000	RUB	8,859,000	Barclays Bank plc	4/10/14	(11,931)
USD	120,462	RUB	4,234,468	Barclays Bank plc	4/10/14	43
USD	100,000	RUB	3,400,350	Barclays Bank plc	4/10/14	3,301
USD	98,102	RUB	3,307,500	UBS AG	4/10/14	4,044
USD	457,045	RUB	15,409,260	UBS AG	4/10/14	18,839
SEK	1,291,893	USD	200,000	Deutsche Bank	4/10/14	(422)
SEK	120,219	USD	18,543	Deutsche Bank	4/10/14	29
SEK	395,263	USD	60,885	Deutsche Bank	4/10/14	177
SEK	1,424,439	USD	220,000	Deutsche Bank	4/10/14	55
SEK	908,469	USD	141,777	UBS AG	4/10/14	(1,432)
USD	140,000	SEK	900,998	Deutsche Bank	4/10/14	809
USD	140,000	SEK	902,132	Deutsche Bank	4/10/14	634
USD	240,000	SEK	1,524,333	JPMorgan Chase Bank N.A.	4/10/14	4,513
SGD	533,629	USD	420,000	Barclays Bank plc	4/10/14	4,224
SGD	361,940	USD	285,213	HSBC Holdings plc	4/10/14	2,521
SGD	278,279	USD	218,571	HSBC Holdings plc	4/10/14	2,655
USD	240,000	SGD	306,485	Barclays Bank plc	4/10/14	(3,649)
USD	14,128	SGD	18,063	Deutsche Bank	4/10/14	(231)
USD	280,000	SGD	355,767	Deutsche Bank	4/10/14	(2,827)
THB	5,481,092	USD	166,596	Westpac Group	4/10/14	2,305
THB	12,317,700	USD	380,000	Westpac Group	4/10/14	(427)
USD	360,000	THB	11,741,400	Westpac Group	4/10/14	(1,814)
USD	13,814	THB	454,457	Westpac Group	4/10/14	(190)
TRY	882,620	USD	400,000	Deutsche Bank	4/10/14	11,371
TRY	269,442	USD	120,000	JPMorgan Chase Bank N.A.	4/10/14	5,581
TRY	142,048	USD	66,235	JPMorgan Chase Bank N.A.	4/10/14	(29)
USD	200,000	TRY	450,476	Barclays Bank plc	4/10/14	(9,957)
USD	120,000	TRY	269,584	HSBC Holdings plc	4/10/14	(5,647)
USD	260,000	TRY	570,476	JPMorgan Chase Bank N.A.	4/10/14	(5,887)
TWD	4,251,100	USD	140,000	Westpac Group	4/10/14	(369)
TWD	1,840,364	USD	61,335	Westpac Group	4/10/14	(887)

USD	120,000	TWD	3,610,200	Westpac Group	4/10/14	1,420
USD	140,000	TWD	4,266,500	Westpac Group	4/10/14	(137)
ZAR	1,278,238	USD	120,000	Barclays Bank plc	4/10/14	1,264
ZAR	1,294,080	USD	120,000	JPMorgan Chase Bank N.A.	4/10/14	2,767
ZAR	976,647	USD	89,811	JPMorgan Chase Bank N.A.	4/10/14	2,842
USD	120,000	ZAR	1,348,680	Barclays Bank plc	4/10/14	(7,947)
USD	97,643	ZAR	1,077,112	Deutsche Bank	4/10/14	(4,541)
USD	100,000	ZAR	1,102,964	HSBC Holdings plc	4/10/14	(4,637)
						(34,726)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)

17	U.S. Treasury 5-Year Notes	June 2014	2,022,203	12,580
5	U.S. Treasury Long Bonds	June 2014	666,094	(7,043)
3	U.S. Treasury Ultra Long Bonds	June 2014	433,406	(5,126)
			3,121,703	411

INTEREST RATE SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Termination Date	Unrealized Appreciation (Depreciation)
Bank of America N.A.	1,000,000	U.S CPI Urban Consumers NSA Index	Receive	2.21	3/13/19	(5,809)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	925,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	1/21/16	(13,159)
Barclays Bank plc	900,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(13,462)
						(26,621)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
GO	-	General Obligation
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†Category is less than 0.05% of total net assets.
(1) Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $56,156.

(2) Non-income producing.
(3) The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4) Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $7,610,443, which represented 14.5% of total net assets.

(5) Final maturity date indicated, unless otherwise noted.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	19,886,483	—
Common Stocks	7,557,452	4,262,717	—
Commercial Paper	—	10,262,415	—
Exchange-Traded Funds	4,506,800	—	—
Corporate Bonds	—	2,003,837	—
Collateralized Mortgage Obligations	—	1,562,991	—
Municipal Securities	—	699,620	—
Commercial Mortgage-Backed Securities	—	441,257	—
Warrants	—	31,140	—
Temporary Cash Investments	1,387,302	—	—
	13,451,554	39,150,460	—
Other Financial Instruments
Futures Contracts	12,580	—	—
Forward Foreign Currency Exchange Contracts	—	388,519	—
	12,580	388,519	—

Liabilities
Other Financial Instruments
Futures Contracts	(12,169)	—	—
Swap Agreements	—	(32,430)	—
Forward Foreign Currency Exchange Contracts	—	(423,245)	—
	(12,169)	(455,675)	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$51,276,641
Gross tax appreciation of investments	$2,208,936
Gross tax depreciation of investments	(883,563)
Net tax appreciation (depreciation) of investments	$1,325,373

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
March 31, 2014

Utilities - Schedule of Investments
MARCH 31, 2014 (UNAUDITED)
	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
ALTERNATIVE CARRIERS — 3.3%
Inteliquent, Inc.	635,538	9,234,367
magicJack VocalTec Ltd.(1)	69,841	1,482,725
Premiere Global Services, Inc.(1)	158,869	1,915,960
		12,633,052
COMMUNICATIONS EQUIPMENT — 2.4%
QUALCOMM, Inc.	116,358	9,175,992
CONSTRUCTION AND ENGINEERING — 1.5%
Pike Corp.(1)	544,870	5,862,801
ELECTRIC UTILITIES — 36.6%
American Electric Power Co., Inc.	348,234	17,641,534
Duke Energy Corp.	76,298	5,433,944
Edison International	314,916	17,827,395
Entergy Corp.	222,956	14,904,609
Exelon Corp.	435,387	14,611,588
FirstEnergy Corp.	111,529	3,795,332
Great Plains Energy, Inc.	152,237	4,116,488
IDACORP, Inc.	123,611	6,856,702
NextEra Energy, Inc.	49,057	4,690,830
Pinnacle West Capital Corp.	226,953	12,405,251
PNM Resources, Inc.	61,894	1,672,995
Portland General Electric Co.	13,796	446,163
PPL Corp.	510,868	16,930,166
Southern Co. (The)	121,760	5,350,134
Westar Energy, Inc.	332,430	11,688,239
Xcel Energy, Inc.	112,193	3,406,179
		141,777,549
GAS UTILITIES — 4.6%
AGL Resources, Inc.	38,355	1,877,861
Chesapeake Utilities Corp.	3,729	235,524
Southwest Gas Corp.	59,021	3,154,672
UGI Corp.	271,582	12,386,855
		17,654,912
INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 3.6%
AES Corp. (The)	969,724	13,847,659
INTEGRATED TELECOMMUNICATION SERVICES — 24.7%
AT&T, Inc.	1,170,588	41,052,521
Atlantic Tele-Network, Inc.	7,191	474,031
BCE, Inc.	35,421	1,528,062
CenturyLink, Inc.	532,192	17,477,185
Frontier Communications Corp.	426,856	2,433,079
HickoryTech Corp.	23,007	294,260
IDT Corp., Class B	203,526	3,390,743

Verizon Communications, Inc.	611,939	29,109,938
		95,759,819
MULTI-UTILITIES — 17.2%
Ameren Corp.	119,074	4,905,849
Avista Corp.	32,760	1,004,094
CMS Energy Corp.	51,872	1,518,812
Consolidated Edison, Inc.	67,580	3,625,667
Dominion Resources, Inc.	75,847	5,384,379
DTE Energy Co.	96,421	7,163,116
PG&E Corp.	375,495	16,221,384
Public Service Enterprise Group, Inc.	456,817	17,423,000
SCANA Corp.	182,851	9,383,913
		66,630,214
OFFICE SERVICES AND SUPPLIES — 0.2%
West Corp.	33,823	809,384
WIRELESS TELECOMMUNICATION SERVICES — 3.3%
America Movil SAB de CV Series L ADR	25,951	515,906
NTELOS Holdings Corp.	503,612	6,798,762
Shenandoah Telecommunications Co.	28,779	929,274
USA Mobility, Inc.	240,355	4,367,250
		12,611,192
TOTAL COMMON STOCKS (Cost $309,972,318)		376,762,574
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75% - 1.375%, 10/31/17 - 6/30/18, valued at $2,280,910), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $2,234,802)		2,234,800
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 8/15/15, valued at $2,006,143), in a joint trading account at 0.03%, dated 3/31/14, due 4/1/14 (Delivery value $1,966,626)		1,966,624
SSgA U.S. Government Money Market Fund	7,576,885	7,576,885
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,778,309)		11,778,309
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $321,750,627)		388,540,883
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,526,366)
TOTAL NET ASSETS — 100.0%		$387,014,517

Notes to Schedule of Investments
ADR - American Depositary Receipt
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	376,762,574	—	—
Temporary Cash Investments	7,576,885	4,201,424	—
	384,339,459	4,201,424	—

3. Federal Tax Information

As of March 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$323,544,380
Gross tax appreciation of investments	$69,410,675
Gross tax depreciation of investments	(4,414,172)
Net tax appreciation (depreciation) of investments	$64,996,503

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	5/29/2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	5/29/2014